As filed with the Securities and Exchange Commission on [date]

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-22708)

Brown Advisory Funds

(Exact name of Registrant as specified in charter)

901 South Bond Street Suite 400

Baltimore, MD 21231

(Address of principal executive offices) (Zip code)

Paul J. Chew

Principal Executive Officer

Brown Advisory Funds

901 South Bond Street Suite 400

Baltimore, MD 21231
(Name and address of agent for service)

(410) 537-5400

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2024

Explanatory Note

The registrant is filing this amendment to Form N-CSRS for the period ended December 31, 2024 (“Amendment”), originally filed with the Securities and Exchange Commission on March 10, 2025 (Accession Number 0001133228-25-002417) to restate the financial statements for the Emerging Markets Select Fund for the period ended December 31, 2024 to reflect the correct accrual for a non-U.S. deferred tax liability. The impact of this restatement on the registrant’s financial statements for the period ended December 31, 2024 are described in Note 9 to the financial statements contained in Item 7. The impact of this restatement also resulted in updated net assets and percentages of portfolio investments that are based on net assets for each class of shares of the Emerging Markets Select Fund in Item 1. Updated information is included in Item 16 of this Amendment.

In connection with the Amendment, the Registrant is filing as exhibits to this Amendment updated certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002.

Except as set forth above, this Amendment does not amend, update, or modify any other items or disclosures found in the original Form N-CSRS filing.

Item 1. Reports to Stockholders.

(a)

Brown Advisory Growth Equity Fund
Institutional Shares | BAFGX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.71%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233702

Brown Advisory Growth Equity Fund
Investor Shares | BIAGX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.86%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233504

Brown Advisory Growth Equity Fund
Advisor Shares | BAGAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$58	1.11%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$770,369,814
Number of Holdings	32
Portfolio Turnover	13%
Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	34.6%
Industrials	14.6%
Health Care	12.2%
Financials	11.5%
Consumer Discretionary	8.8%
Communication Services	8.8%
Consumer Staples	4.5%
Real Estate	2.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
NVIDIA Corp.	4.8%
Microsoft Corp.	4.8%
ServiceNow, Inc.	4.5%
Costco Wholesale Corp.	4.5%
Alphabet, Inc.	4.4%
Marvell Technology, Inc.	4.3%
Mastercard, Inc.	4.2%
Intuitive Surgical, Inc.	4.1%
Hilton Worldwide Holdings, Inc.	3.9%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Growth Equity Fund	PAGE 1	TSR-SAR-115233603

Brown Advisory Flexible Equity Fund
Institutional Shares | BAFFX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233843

Brown Advisory Flexible Equity Fund
Investor Shares | BIAFX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.67%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233868

Brown Advisory Flexible Equity Fund
Advisor Shares | BAFAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$48	0.92%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$994,958,247
Number of Holdings	47
Portfolio Turnover	7%
Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	27.9%
Information Technology	21.8%
Consumer Discretionary	13.6%
Communication Services	12.9%
Health Care	11.2%
Industrials	7.9%
Energy	3.0%
Consumer Staples	0.9%
Cash & Other	0.8%

Top 10 Issuers	(%)
Alphabet, Inc.	6.6%
Microsoft Corp.	6.5%
KKR & Co., Inc.	4.9%
Meta Platforms, Inc.	4.9%
Visa, Inc.	4.7%
Mastercard, Inc.	4.7%
Amazon.com, Inc.	4.5%
Berkshire Hathaway, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.7%
UnitedHealth Group, Inc.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Flexible Equity Fund	PAGE 1	TSR-SAR-115233850

Brown Advisory Sustainable Growth Fund
Institutional Shares | BAFWX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$31	0.60%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233207

Brown Advisory Sustainable Growth Fund
Investor Shares | BIAWX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.75%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233306

Brown Advisory Sustainable Growth Fund
Advisor Shares | BAWAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$52	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$9,778,647,845
Number of Holdings	35
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	40.5%
Financials	19.7%
Consumer Discretionary	12.2%
Health Care	10.0%
Industrials	9.8%
Communication Services	4.6%
Materials	1.5%
Cash & Other	1.7%

Top 10 Issuers	(%)
NVIDIA Corp.	8.1%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.7%
KKR & Co., Inc.	4.6%
Marvell Technology, Inc.	4.4%
ServiceNow, Inc.	4.3%
Intuit, Inc.	4.3%
Visa, Inc.	4.2%
Alphabet, Inc.	3.9%
Progressive Corp.	3.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Growth Fund	PAGE 1	TSR-SAR-115233405

Brown Advisory Mid-Cap Growth Fund
Institutional Shares | BAFMX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.82%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$72,248,652
Number of Holdings	58
Portfolio Turnover	36%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	28.7%
Industrials	17.3%
Health Care	17.3%
Consumer Discretionary	10.3%
Financials	7.0%
Communication Services	4.2%
Energy	4.2%
Real Estate	2.8%
Utilities	2.5%
Cash & Other	5.7%

Top 10 Issuers	(%)
Marvell Technology, Inc.	4.7%
Monolithic Power Systems, Inc.	3.5%
West Pharmaceutical Services, Inc.	3.4%
Insulet Corp.	2.8%
CoStar Group, Inc.	2.8%
Waste Connections, Inc.	2.8%
Cheniere Energy, Inc.	2.8%
Verisk Analytics, Inc.	2.6%
Arthur J Gallagher & Co.	2.5%
Vistra Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-SAR-115233413

Brown Advisory Mid-Cap Growth Fund
Investor Shares | BMIDX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$51	0.97%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$72,248,652
Number of Holdings	58
Portfolio Turnover	36%
Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Information Technology	28.7%
Industrials	17.3%
Health Care	17.3%
Consumer Discretionary	10.3%
Financials	7.0%
Communication Services	4.2%
Energy	4.2%
Real Estate	2.8%
Utilities	2.5%
Cash & Other	5.7%

Top 10 Issuers	(%)
Marvell Technology, Inc.	4.7%
Monolithic Power Systems, Inc.	3.5%
West Pharmaceutical Services, Inc.	3.4%
Insulet Corp.	2.8%
CoStar Group, Inc.	2.8%
Waste Connections, Inc.	2.8%
Cheniere Energy, Inc.	2.8%
Verisk Analytics, Inc.	2.6%
Arthur J Gallagher & Co.	2.5%
Vistra Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Mid-Cap Growth Fund	PAGE 1	TSR-SAR-115233439

Brown Advisory Small-Cap Growth Fund
Institutional Shares | BAFSX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233819

Brown Advisory Small-Cap Growth Fund
Investor Shares | BIASX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$57	1.10%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233835

Brown Advisory Small-Cap Growth Fund
Advisor Shares | BASAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$70	1.35%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,455,933,594
Number of Holdings	75
Portfolio Turnover	16%
Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	28.0%
Health Care	25.9%
Information Technology	18.5%
Consumer Discretionary	7.2%
Financials	5.1%
Energy	4.2%
Communication Services	3.8%
Consumer Staples	2.5%
Materials	2.0%
Cash & Other	2.8%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.5%
HealthEquity, Inc.	3.3%
Prosperity Bancshares, Inc.	3.2%
Waste Connections, Inc.	2.9%
Dynatrace, Inc.	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.9%
Valmont Industries, Inc.	2.6%
Phreesia, Inc.	2.5%
Casey’s General Stores, Inc.	2.5%
Fluor Corp.	2.5%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Growth Fund	PAGE 1	TSR-SAR-115233827

Brown Advisory Small-Cap Fundamental Value Fund
Institutional Shares | BAUUX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$50	0.95%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233777

Brown Advisory Small-Cap Fundamental Value Fund
Investor Shares | BIAUX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$58	1.10%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233793

Brown Advisory Small-Cap Fundamental Value Fund
Advisor Shares | BAUAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$71	1.35%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,368,545,183
Number of Holdings	68
Portfolio Turnover	19%
Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	30.7%
Industrials	11.8%
Consumer Discretionary	10.2%
Information Technology	8.2%
Communication Services	6.6%
Materials	6.4%
Energy	6.3%
Utilities	6.1%
Real Estate	4.7%
Cash & Other	9.0%

Top 10 Issuers	(%)
Talen Energy Corp.	4.3%
NCR Atleos Corp.	3.3%
Bancorp, Inc.	3.2%
Eagle Materials, Inc.	3.1%
First American Government Obligations Fund	2.9%
Modine Manufacturing Co.	2.7%
Nomad Foods Ltd.	2.5%
NCR Voyix Corp.	2.4%
Eastern Bankshares, Inc.	2.3%
Old National Bancorp	2.3%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Small-Cap Fundamental Value Fund	PAGE 1	TSR-SAR-115233785

Brown Advisory Sustainable Small-Cap Core Fund
Institutional Shares | BAFYX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.93%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,842,894
Number of Holdings	72
Portfolio Turnover	21%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	19.2%
Health Care	18.7%
Industrials	18.7%
Information Technology	13.6%
Consumer Discretionary	9.1%
Communication Services	3.8%
Real Estate	3.6%
Materials	2.9%
Consumer Staples	2.9%
Cash & Other	7.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.2%
Bancorp, Inc.	2.9%
Talen Energy Corp.	2.4%
Bright Horizons Family Solutions, Inc.	2.3%
HealthEquity, Inc.	2.2%
Valmont Industries, Inc.	2.2%
NCR Atleos Corp.	2.2%
SPX Technologies, Inc.	2.1%
Phreesia, Inc.	2.1%
Assured Guaranty Ltd.	2.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-SAR-115233298

Brown Advisory Sustainable Small-Cap Core Fund
Investor Shares | BIAYX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	1.08%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$85,842,894
Number of Holdings	72
Portfolio Turnover	21%
Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	19.2%
Health Care	18.7%
Industrials	18.7%
Information Technology	13.6%
Consumer Discretionary	9.1%
Communication Services	3.8%
Real Estate	3.6%
Materials	2.9%
Consumer Staples	2.9%
Cash & Other	7.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.2%
Bancorp, Inc.	2.9%
Talen Energy Corp.	2.4%
Bright Horizons Family Solutions, Inc.	2.3%
HealthEquity, Inc.	2.2%
Valmont Industries, Inc.	2.2%
NCR Atleos Corp.	2.2%
SPX Technologies, Inc.	2.1%
Phreesia, Inc.	2.1%
Assured Guaranty Ltd.	2.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Small-Cap Core Fund	PAGE 1	TSR-SAR-115233280

Brown Advisory Sustainable Value Fund
Institutional Shares | BASVX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.70%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,498,586
Number of Holdings	42
Portfolio Turnover	10%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	21.9%
Health Care	15.0%
Industrials	11.7%
Communication Services	9.7%
Information Technology	9.4%
Energy	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Consumer Staples	4.9%
Cash & Other	11.2%

Top 10 Issuers	(%)
CRH PLC	5.1%
First American Government Obligations Fund	4.8%
Cardinal Health, Inc.	4.2%
Fidelity National Information Services, Inc.	3.9%
T-Mobile US, Inc.	3.8%
Constellation Energy Corp.	3.8%
Ferguson Enterprises, Inc.	3.6%
American International Group, Inc.	3.6%
Willis Towers Watson PLC	3.5%
Unilever PLC	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-SAR-115233256

Brown Advisory Sustainable Value Fund
Investor Shares | BISVX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$44	0.85%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$124,498,586
Number of Holdings	42
Portfolio Turnover	10%
Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	21.9%
Health Care	15.0%
Industrials	11.7%
Communication Services	9.7%
Information Technology	9.4%
Energy	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Consumer Staples	4.9%
Cash & Other	11.2%

Top 10 Issuers	(%)
CRH PLC	5.1%
First American Government Obligations Fund	4.8%
Cardinal Health, Inc.	4.2%
Fidelity National Information Services, Inc.	3.9%
T-Mobile US, Inc.	3.8%
Constellation Energy Corp.	3.8%
Ferguson Enterprises, Inc.	3.6%
American International Group, Inc.	3.6%
Willis Towers Watson PLC	3.5%
Unilever PLC	3.4%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Value Fund	PAGE 1	TSR-SAR-115233249

Brown Advisory Global Leaders Fund
Institutional Shares | BAFLX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$39	0.75%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,086,879,041
Number of Holdings	37
Portfolio Turnover	8%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	29.9%
Information Technology	23.6%
Industrials	16.2%
Health Care	10.9%
Communication Services	7.0%
Consumer Discretionary	6.5%
Consumer Staples	3.4%
Materials	1.8%
Cash & Other	0.7%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Alphabet, Inc.	5.3%
London Stock Exchange Group PLC	4.6%
Deutsche Boerse AG	4.5%
Mastercard, Inc.	4.5%
Safran S.A.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Unilever PLC	3.4%
Visa, Inc.	3.4%
Marvell Technology, Inc.	3.4%

Top Ten Countries	(%)
United States	58.2%
United Kingdom	9.9%
Germany	6.2%
Netherlands	4.0%
France	3.6%
Taiwan	3.5%
India	3.0%
Switzerland	2.6%
China	2.3%
Cash & Other	6.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-SAR-115233355

Brown Advisory Global Leaders Fund
Investor Shares | BIALX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$2,086,879,041
Number of Holdings	37
Portfolio Turnover	8%
Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	29.9%
Information Technology	23.6%
Industrials	16.2%
Health Care	10.9%
Communication Services	7.0%
Consumer Discretionary	6.5%
Consumer Staples	3.4%
Materials	1.8%
Cash & Other	0.7%

Top 10 Issuers	(%)
Microsoft Corp.	7.9%
Alphabet, Inc.	5.3%
London Stock Exchange Group PLC	4.6%
Deutsche Boerse AG	4.5%
Mastercard, Inc.	4.5%
Safran S.A.	3.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
Unilever PLC	3.4%
Visa, Inc.	3.4%
Marvell Technology, Inc.	3.4%

Top Ten Countries	(%)
United States	58.2%
United Kingdom	9.9%
Germany	6.2%
Netherlands	4.0%
France	3.6%
Taiwan	3.5%
India	3.0%
Switzerland	2.6%
China	2.3%
Cash & Other	6.7%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Global Leaders Fund	PAGE 1	TSR-SAR-115233462

Brown Advisory Sustainable International Leaders Fund
Institutional Shares | BAILX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$43	0.85%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$32,544,280
Number of Holdings	32
Portfolio Turnover	16%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	35.5%
Financials	24.4%
Consumer Discretionary	16.5%
Information Technology	9.4%
Health Care	6.4%
Consumer Staples	2.9%
Communication Services	2.3%
Cash & Other	2.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	6.1%
London Stock Exchange Group PLC	5.9%
HDFC Bank, Ltd.	4.7%
Waste Connections, Inc.	4.6%
Safran S.A.	4.5%
Wolters Kluwer NV	4.3%
Rentokil Initial PLC	4.3%
Experian PLC	4.2%
Airbus SE	4.1%
LVMH Moet Hennessy Louis Vuitton SE	4.0%

Top Ten Countries	(%)
United Kingdom	27.4%
France	12.7%
Germany	8.4%
United States	8.1%
Netherlands	6.9%
India	6.4%
Canada	6.3%
Switzerland	5.1%
Japan	3.9%
Cash & Other	14.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-SAR-115233272

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-SAR-115233272

Brown Advisory Sustainable International Leaders Fund
Investor Shares | BISLX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$32,544,280
Number of Holdings	32
Portfolio Turnover	16%
Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	35.5%
Financials	24.4%
Consumer Discretionary	16.5%
Information Technology	9.4%
Health Care	6.4%
Consumer Staples	2.9%
Communication Services	2.3%
Cash & Other	2.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	6.1%
London Stock Exchange Group PLC	5.9%
HDFC Bank, Ltd.	4.7%
Waste Connections, Inc.	4.6%
Safran S.A.	4.5%
Wolters Kluwer NV	4.3%
Rentokil Initial PLC	4.3%
Experian PLC	4.2%
Airbus SE	4.1%
LVMH Moet Hennessy Louis Vuitton SE	4.0%

Top Ten Countries	(%)
United Kingdom	27.4%
France	12.7%
Germany	8.4%
United States	8.1%
Netherlands	6.9%
India	6.4%
Canada	6.3%
Switzerland	5.1%
Japan	3.9%
Cash & Other	14.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Sustainable International Leaders Fund	PAGE 1	TSR-SAR-115233264

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable International Leaders Fund	PAGE 2	TSR-SAR-115233264

Brown Advisory Intermediate Income Fund
Investor Shares | BIAIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.52%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$123,001,938
Number of Holdings	112
Portfolio Turnover	40%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.8%
U.S. Treasury Securities	30.3%
Corporate Bonds	26.7%
Asset-Backed Securities	4.3%
Money Market Funds	2.3%
Agency Commercial Mortgage-Backed Securities	1.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.2%

Top 10 Issuers	(%)
United States Treasury Note	30.3%
Federal National Mortgage Association	18.3%
Federal Home Loan Mortgage Corp.	10.9%
Ginnie Mae II Pool	5.5%
First American Government Obligations Fund	2.3%
Waste Connections, Inc.	1.5%
Carrier Global Corp.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
HSBC Holdings PLC	1.0%
Hasbro, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-SAR-115233744

Brown Advisory Intermediate Income Fund
Advisor Shares | BAIAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$39	0.77%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$123,001,938
Number of Holdings	112
Portfolio Turnover	40%
Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	32.8%
U.S. Treasury Securities	30.3%
Corporate Bonds	26.7%
Asset-Backed Securities	4.3%
Money Market Funds	2.3%
Agency Commercial Mortgage-Backed Securities	1.9%
Non-Agency Residential Mortgage-Backed Securities	0.5%
Futures Contracts	0.0%
Cash & Other	1.2%

Top 10 Issuers	(%)
United States Treasury Note	30.3%
Federal National Mortgage Association	18.3%
Federal Home Loan Mortgage Corp.	10.9%
Ginnie Mae II Pool	5.5%
First American Government Obligations Fund	2.3%
Waste Connections, Inc.	1.5%
Carrier Global Corp.	1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.0%
HSBC Holdings PLC	1.0%
Hasbro, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Intermediate Income Fund	PAGE 1	TSR-SAR-115233736

Brown Advisory Sustainable Bond Fund
Institutional Shares | BAISX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$21	0.41%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$569,070,373
Number of Holdings	169
Portfolio Turnover	56%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	31.3%
Corporate Bonds	31.1%
U.S. Treasury Securities	18.5%
Foreign Government Agency Issues	14.5%
Asset-Backed Securities	4.8%
Money Market Funds	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	16.1%
United States Treasury Note	12.9%
Ginnie Mae II Pool	7.6%
Federal Home Loan Mortgage Corp.	5.9%
United States Treasury STRIP	4.2%
European Investment Bank	4.1%
Inter-American Development Bank	3.8%
International Bank for Reconstruction & Development	3.5%
Kreditanstalt fuer Wiederaufbau	3.2%
Asian Development Bank	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-SAR-115233389

Brown Advisory Sustainable Bond Fund
Investor Shares | BASBX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.46%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$569,070,373
Number of Holdings	169
Portfolio Turnover	56%
Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	31.3%
Corporate Bonds	31.1%
U.S. Treasury Securities	18.5%
Foreign Government Agency Issues	14.5%
Asset-Backed Securities	4.8%
Money Market Funds	1.2%
Non-Agency Commercial Mortgage-Backed Securities	1.1%
Municipal Bonds	0.9%
U.S. Treasury Bills	0.1%
Cash & Other	-3.5%

Top 10 Issuers	(%)
Federal National Mortgage Association	16.1%
United States Treasury Note	12.9%
Ginnie Mae II Pool	7.6%
Federal Home Loan Mortgage Corp.	5.9%
United States Treasury STRIP	4.2%
European Investment Bank	4.1%
Inter-American Development Bank	3.8%
International Bank for Reconstruction & Development	3.5%
Kreditanstalt fuer Wiederaufbau	3.2%
Asian Development Bank	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Sustainable Bond Fund	PAGE 1	TSR-SAR-115233447

Brown Advisory Maryland Bond Fund
Investor Shares | BIAMX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.48%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$167,357,528
Number of Holdings	70
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Municipal Bonds	97.9%
Money Market Funds	1.0%
Cash & Other	1.1%

Industry	(%)
Revenue Bonds	77.4%
General Obligation Bonds	20.5%
Cash & Other	2.1%

Top 10 Issuers	(%)
Maryland Stadium Authority	9.3%
Maryland Economic Development Corporation	8.6%
County of Frederick MD	6.8%
State of Maryland Department of Transportation	6.1%
MedStar Health	5.8%
Maryland Community Development Administration	5.6%
University of Maryland Medical System	5.1%
State of Maryland	4.3%
County of Howard MD	3.6%
Main Street Natural Gas, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Maryland Bond Fund	PAGE 1	TSR-SAR-115233751

Brown Advisory Tax-Exempt Bond Fund
Institutional Shares | BTEIX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.40%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,022,734,904
Number of Holdings	168
Portfolio Turnover	21%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Ten States	(%)
Texas	13.2%
New York	9.7%
Alabama	8.2%
Illinois	7.9%
Florida	6.3%
Georgia	5.3%
Wisconsin	4.6%
Ohio	4.0%
California	4.0%
Cash & Other	36.8%

Top 10 Issuers	(%)
Black Belt Energy Gas District	7.2%
Public Finance Authority	3.5%
Main Street Natural Gas, Inc.	3.4%
Texas Municipal Gas Acquisition and Supply Corp. II	3.0%
Tobacco Settlement Financing Corp.	2.8%
New Jersey Transportation Trust Fund Authority	2.4%
Miami-Dade County Florida Expressway Authority	2.0%
Fort Worth Texas	1.9%
Central Plains Energy Project	1.8%
Florida Development Finance Corp.	1.8%

Security Type	(%)
Municipal Bonds	98.2%
Money Market Funds	1.7%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-SAR-115233371

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-SAR-115233371

Brown Advisory Tax-Exempt Bond Fund
Investor Shares | BIAEX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.45%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,022,734,904
Number of Holdings	168
Portfolio Turnover	21%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Ten States	(%)
Texas	13.2%
New York	9.7%
Alabama	8.2%
Illinois	7.9%
Florida	6.3%
Georgia	5.3%
Wisconsin	4.6%
Ohio	4.0%
California	4.0%
Cash & Other	36.8%

Top 10 Issuers	(%)
Black Belt Energy Gas District	7.2%
Public Finance Authority	3.5%
Main Street Natural Gas, Inc.	3.4%
Texas Municipal Gas Acquisition and Supply Corp. II	3.0%
Tobacco Settlement Financing Corp.	2.8%
New Jersey Transportation Trust Fund Authority	2.4%
Miami-Dade County Florida Expressway Authority	2.0%
Fort Worth Texas	1.9%
Central Plains Energy Project	1.8%
Florida Development Finance Corp.	1.8%

Security Type	(%)
Municipal Bonds	98.2%
Money Market Funds	1.7%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Tax-Exempt Bond Fund	PAGE 1	TSR-SAR-115233108

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Tax-Exempt Bond Fund	PAGE 2	TSR-SAR-115233108

Brown Advisory Tax-Exempt Sustainable Bond Fund
Investor Shares | BITEX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$24	0.48%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$296,421,480
Number of Holdings	101
Portfolio Turnover	18%
Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Ten States	(%)
California	14.6%
New York	12.0%
Illinois	7.3%
Maryland	5.8%
Utah	5.3%
Wisconsin	5.2%
Colorado	4.2%
Indiana	3.8%
Texas	3.8%
Cash & Other	38.0%

Top 10 Issuers	(%)
California Community Choice Financing Authority	6.9%
California Earthquake Authority	5.5%
Maryland Health & Higher Educational Facilities Authority	4.0%
New York Transportation Development Corp.	3.5%
Utah Housing Corp.	3.4%
New York Liberty Development Corp.	3.0%
North Carolina Housing Finance Agency	2.9%
Douglas County Nebraska	2.6%
New Jersey Economic Development Authority	2.3%
York County South Carolina Fort Mill School District No. 4	2.3%

Security Type	(%)
Municipal Bonds	97.3%
Money Market Funds	1.6%
Cash & Other	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 1	TSR-SAR-115233348

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Tax-Exempt Sustainable Bond Fund	PAGE 2	TSR-SAR-115233348

Brown Advisory Mortgage Securities Fund
Institutional Shares | BAFZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$23	0.45%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$285,407,171
Number of Holdings	337
Portfolio Turnover	109%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	94.5%
Money Market Funds	9.6%
Asset-Backed Securities	7.4%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Municipal Bonds	0.1%
Futures Contracts	0.1%
Cash & Other	-16.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	50.5%
Federal Home Loan Mortgage Corp.	24.5%
Ginnie Mae II Pool	13.3%
First American Government Obligations Fund	9.6%
Government National Mortgage Association	9.0%
American Express Travel Related Services Co., Inc.	1.2%
Ford Credit Auto Owner Trust	0.9%
CarMax Auto Owner Trust	0.9%
Toyota Auto Receivables Owner Trust	0.8%
FHF Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-SAR-115233546

Brown Advisory Mortgage Securities Fund
Investor Shares | BIAZX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.50%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$285,407,171
Number of Holdings	337
Portfolio Turnover	109%
Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Security Type	(%)
Agency Residential Mortgage-Backed Securities	94.5%
Money Market Funds	9.6%
Asset-Backed Securities	7.4%
Agency Commercial Mortgage-Backed Securities	4.0%
Non-Agency Commercial Mortgage-Backed Securities	0.7%
Municipal Bonds	0.1%
Futures Contracts	0.1%
Cash & Other	-16.4%

Top 10 Issuers	(%)
Federal National Mortgage Association	50.5%
Federal Home Loan Mortgage Corp.	24.5%
Ginnie Mae II Pool	13.3%
First American Government Obligations Fund	9.6%
Government National Mortgage Association	9.0%
American Express Travel Related Services Co., Inc.	1.2%
Ford Credit Auto Owner Trust	0.9%
CarMax Auto Owner Trust	0.9%
Toyota Auto Receivables Owner Trust	0.8%
FHF Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Mortgage Securities Fund	PAGE 1	TSR-SAR-115233587

Brown Advisory - WMC Strategic European Equity Fund
Institutional Shares | BAFHX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$53	1.05%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233629

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233629

Brown Advisory - WMC Strategic European Equity Fund
Investor Shares | BIAHX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$61	1.20%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233611

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233611

Brown Advisory - WMC Strategic European Equity Fund
Advisor Shares | BAHAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$74	1.45%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$336,703,787
Number of Holdings	65
Portfolio Turnover	22%
Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	32.8%
Financials	17.4%
Consumer Staples	16.9%
Materials	8.3%
Consumer Discretionary	6.0%
Health Care	5.4%
Communication Services	3.2%
Information Technology	2.9%
Energy	2.8%
Cash & Other	4.3%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Unilever PLC	4.0%
Rheinmetall AG	3.8%
Holcim, Ltd.	3.2%
Haleon PLC	3.0%
AIB Group PLC	3.0%
First American Government Obligations Fund	3.0%
Technip Energies NV	2.9%
QIAGEN NV	2.7%
Pandora AS	2.6%

Top Ten Countries	(%)
United Kingdom	32.0%
Germany	14.0%
France	10.7%
Ireland	5.4%
Belgium	5.3%
Switzerland	5.2%
Denmark	4.5%
Spain	4.2%
Netherlands	3.6%
Cash & Other	15.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 1	TSR-SAR-115233595

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - WMC Strategic European Equity Fund	PAGE 2	TSR-SAR-115233595

Brown Advisory Emerging Markets Select Fund
Institutional Shares | BAFQX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$55	1.09%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$605,623,315
Number of Holdings	104
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	24.6%
Information Technology	22.2%
Consumer Discretionary	15.3%
Communication Services	7.9%
Industrials	7.2%
Consumer Staples	6.9%
Real Estate	5.7%
Materials	3.5%
Utilities	2.7%
Cash & Other	4.0%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.1%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.9%
India	19.1%
Taiwan	14.7%
South Korea	12.3%
Singapore	6.3%
Brazil	5.7%
Indonesia	4.2%
Thailand	2.9%
United States	2.8%
Cash & Other	5.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233652

Brown Advisory Emerging Markets Select Fund
Investor Shares | BIAQX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.24%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$605,623,315
Number of Holdings	104
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	24.6%
Information Technology	22.2%
Consumer Discretionary	15.3%
Communication Services	7.9%
Industrials	7.2%
Consumer Staples	6.9%
Real Estate	5.7%
Materials	3.5%
Utilities	2.7%
Cash & Other	4.0%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.1%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.9%
India	19.1%
Taiwan	14.7%
South Korea	12.3%
Singapore	6.3%
Brazil	5.7%
Indonesia	4.2%
Thailand	2.9%
United States	2.8%
Cash & Other	5.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233645

Brown Advisory Emerging Markets Select Fund
Advisor Shares | BAQAX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$75	1.49%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$605,623,315
Number of Holdings	104
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	24.6%
Information Technology	22.2%
Consumer Discretionary	15.3%
Communication Services	7.9%
Industrials	7.2%
Consumer Staples	6.9%
Real Estate	5.7%
Materials	3.5%
Utilities	2.7%
Cash & Other	4.0%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	11.5%
Tencent Holdings, Ltd.	5.5%
Samsung Electronics Co., Ltd.	4.1%
ICICI Bank, Ltd.	1.7%
Trip.com Group, Ltd.	1.6%
DBS Group Holdings, Ltd.	1.5%
Larsen & Toubro, Ltd.	1.4%
Macrotech Developers, Ltd.	1.4%
Axis Bank, Ltd.	1.4%
SK Hynix, Inc.	1.4%

Top Ten Countries	(%)
China	26.9%
India	19.1%
Taiwan	14.7%
South Korea	12.3%
Singapore	6.3%
Brazil	5.7%
Indonesia	4.2%
Thailand	2.9%
United States	2.8%
Cash & Other	5.1%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory Emerging Markets Select Fund	PAGE 1	TSR-SAR-115233637

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Institutional Shares | BVALX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.54%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,926,620,871
Number of Holdings	32
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	17.7%
Information Technology	17.4%
Health Care	16.3%
Consumer Discretionary	12.4%
Communication Services	10.5%
Industrials	9.0%
Consumer Staples	8.7%
Materials	4.2%
Cash & Other	3.8%

Top 10 Issuers	(%)
Gen Digital, Inc.	4.9%
Merck & Co., Inc.	4.7%
American Express Co.	4.7%
eBay, Inc.	4.6%
Amdocs Ltd.	4.5%
Comcast Corp.	4.3%
Kimberly-Clark Corp.	4.2%
PPG Industries, Inc.	4.2%
QUALCOMM, Inc.	4.0%
Medtronic PLC	4.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-SAR-115233421

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-SAR-115233421

Brown Advisory - Beutel Goodman Large-Cap Value Fund
Investor Shares | BIAVX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the“Fund”) for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$35	0.69%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$1,926,620,871
Number of Holdings	32
Portfolio Turnover	15%
Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Financials	17.7%
Information Technology	17.4%
Health Care	16.3%
Consumer Discretionary	12.4%
Communication Services	10.5%
Industrials	9.0%
Consumer Staples	8.7%
Materials	4.2%
Cash & Other	3.8%

Top 10 Issuers	(%)
Gen Digital, Inc.	4.9%
Merck & Co., Inc.	4.7%
American Express Co.	4.7%
eBay, Inc.	4.6%
Amdocs Ltd.	4.5%
Comcast Corp.	4.3%
Kimberly-Clark Corp.	4.2%
PPG Industries, Inc.	4.2%
QUALCOMM, Inc.	4.0%
Medtronic PLC	4.0%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 1	TSR-SAR-115233314

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - Beutel Goodman Large-Cap Value Fund	PAGE 2	TSR-SAR-115233314

Brown Advisory - WMC Japan Equity Fund
Institutional Shares | BAFJX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the“Fund”) for the period of September 30, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24	1.00%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$121,158,587
Number of Holdings	79
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	18.5%
Consumer Discretionary	17.7%
Financials	14.0%
Materials	13.7%
Information Technology	9.8%
Health Care	8.4%
Real Estate	4.7%
Communication Services	3.9%
Consumer Staples	2.3%
Cash & Other	7.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	5.0%
Sony Group Corp.	3.8%
Shin-Etsu Chemical Co., Ltd.	2.9%
Daiichi Sankyo Co., Ltd.	2.8%
iShares MSCI Japan ETF	2.8%
KDDI Corp.	2.5%
Sumitomo Mitsui Trust Holdings, Inc.	2.5%
Asahi Group Holdings, Ltd.	2.3%
Astellas Pharma, Inc.	2.3%
Honda Motor Co., Ltd.	2.3%

Top Ten Countries	(%)
Japan	95.8%
United States	5.0%
Cash & Other	-0.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-SAR-115233231

Brown Advisory - WMC Japan Equity Fund
Investor Shares | BIJEX
Semi-Annual Shareholder Report | December 31, 2024
This semi-annual shareholder report contains important information about the Brown Advisory - WMC Japan Equity Fund (the“Fund”) for the period of September 30, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment, percentage amount is annualized)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$28	1.15%
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$121,158,587
Number of Holdings	79
Portfolio Turnover	29%
Visit https://www.brownadvisory.com/mf/wmc-japan-equity-fund for recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets, as of  December 31, 2024)

Top Sectors*	(%)
Industrials	18.5%
Consumer Discretionary	17.7%
Financials	14.0%
Materials	13.7%
Information Technology	9.8%
Health Care	8.4%
Real Estate	4.7%
Communication Services	3.9%
Consumer Staples	2.3%
Cash & Other	7.0%

Top 10 Issuers	(%)
First American Government Obligations Fund	5.0%
Sony Group Corp.	3.8%
Shin-Etsu Chemical Co., Ltd.	2.9%
Daiichi Sankyo Co., Ltd.	2.8%
iShares MSCI Japan ETF	2.8%
KDDI Corp.	2.5%
Sumitomo Mitsui Trust Holdings, Inc.	2.5%
Asahi Group Holdings, Ltd.	2.3%
Astellas Pharma, Inc.	2.3%
Honda Motor Co., Ltd.	2.3%

Top Ten Countries	(%)
Japan	95.8%
United States	5.0%
Cash & Other	-0.8%
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.brownadvisory.com/mf/how-to-invest.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brown Advisory LLC documents not be householded, please contact Brown Advisory LLC at 1-800-540-6807, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brown Advisory LLC or your financial intermediary.
Brown Advisory - WMC Japan Equity Fund	PAGE 1	TSR-SAR-115233223

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a-b)

Brown Advisory Growth Equity Fund
Brown Advisory Flexible Equity Fund
Brown Advisory Sustainable Growth Fund
Brown Advisory Mid-Cap Growth Fund
Brown Advisory Small-Cap Growth Fund
Brown Advisory Small-Cap Fundamental Value Fund
Brown Advisory Sustainable Small-Cap Core Fund
Brown Advisory Sustainable Value Fund
Brown Advisory Global Leaders Fund
Brown Advisory Sustainable International Leaders Fund
Brown Advisory Intermediate Income Fund
Brown Advisory Sustainable Bond Fund
Brown Advisory Maryland Bond Fund
Brown Advisory Tax-Exempt Bond Fund
Brown Advisory Tax-Exempt Sustainable Bond Fund
Brown Advisory Mortgage Securities Fund
Brown Advisory - WMC Strategic European Equity Fund
Brown Advisory Emerging Markets Select Fund
Brown Advisory - Beutel Goodman Large-Cap Value Fund
BROWN ADVISORY - WMC JAPAN EQUITY FUND
Core Financial Statements
December 31, 2024 (Unaudited)

BROWN ADVISORY GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 8.8%
Alphabet, Inc. - Class C	176,694	$33,649,605
Netflix, Inc.(a)	22,514	20,067,178
Trade Desk, Inc. - Class A(a)	122,486	14,395,780
		68,112,563
Consumer Discretionary - 8.8%
Amazon.com, Inc.(a)	174,081	38,191,630
Hilton Worldwide Holdings, Inc.	121,079	29,925,886
		68,117,516
Consumer Staples - 4.5%
Costco Wholesale Corp.	37,724	34,565,369
Financials - 11.5%
Mastercard, Inc. - Class A	62,047	32,672,089
Progressive Corp.	111,833	26,796,305
S&P Global, Inc.	58,161	28,965,923
		88,434,317
Health Care - 12.2%
Align Technology, Inc.(a)	49,718	10,366,700
Intuitive Surgical, Inc.(a)	60,372	31,511,769
Veeva Systems, Inc. - Class A(a)	64,459	13,552,505
West Pharmaceutical Services, Inc.	48,713	15,956,430
Zoetis, Inc. - Class A	137,898	22,467,721
		93,855,125
Industrials - 14.6%
Cintas Corp.	121,146	22,133,374
Generac Holdings, Inc.(a)	74,443	11,542,387
Trane Technologies PLC	34,508	12,745,530
TransDigm Group, Inc.	17,555	22,247,100
Uber Technologies, Inc.(a)	436,877	26,352,421
Veralto Corp.	170,596	17,375,203
		112,396,015
Information Technology - 34.6%
Adobe, Inc.(a)	26,802	11,918,313
Autodesk, Inc.(a)	94,746	28,004,075
Cadence Design Systems, Inc.(a)	67,207	20,193,015
Intuit, Inc.	41,141	25,857,119
Marvell Technology, Inc.	302,062	33,362,748
Microsoft Corp.	86,839	36,602,639
NVIDIA Corp.	274,723	36,892,552
NXP Semiconductors NV	68,547	14,247,494
ServiceNow, Inc.(a)	32,833	34,806,920
Workday, Inc. - Class A(a)	94,545	24,395,446
		266,280,321
Real Estate - 2.6%
CoStar Group, Inc.(a)	284,908	20,396,564
TOTAL COMMON STOCKS (Cost $368,821,057)		752,157,790

	Shares	Value
SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
First American Government Obligations Fund - Class Z, 4.37%(b)	15,433,321	$15,433,321
TOTAL SHORT-TERM INVESTMENTS (Cost $15,433,321)		15,433,321
TOTAL INVESTMENTS - 99.6% (Cost $384,254,378)		$767,591,111
Other Assets in Excess of Liabilities - 0.4%		2,778,703
TOTAL NET ASSETS - 100.0%		$770,369,814

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

1

BROWN ADVISORY FLEXIBLE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 12.9%
Alphabet, Inc. - Class A	147,460	$27,914,178
Alphabet, Inc. - Class C	196,055	37,336,714
Meta Platforms, Inc. - Class A	82,963	48,575,666
T-Mobile US, Inc.	67,513	14,902,145
		128,728,703
Consumer Discretionary - 13.6%
Amazon.com, Inc.(a)	205,824	45,155,727
Amer Sports, Inc.(a)	746,272	20,865,765
Booking Holdings, Inc.	4,977	24,727,826
Bright Horizons Family Solutions, Inc.(a)	75,875	8,410,744
CarMax, Inc.(a)	125,911	10,294,484
Lowe’s Cos., Inc.	41,875	10,334,750
TJX Cos., Inc.	128,642	15,541,240
		135,330,536
Consumer Staples - 0.9%
Nomad Foods Ltd.	560,784	9,409,955
Energy - 3.0%
Baker Hughes Co. - Class A	315,514	12,942,384
Suncor Energy, Inc.	478,977	17,089,900
		30,032,284
Financials - 27.9%
American International Group, Inc.	210,684	15,337,795
Bank of America Corp.	253,028	11,120,581
Berkshire Hathaway, Inc. - Class B(a)	83,667	37,924,578
Blackstone, Inc.	42,797	7,379,059
First Citizens BancShares, Inc. - Class A	10,724	22,660,026
Fiserv, Inc.(a)	121,520	24,962,638
KKR & Co., Inc.	332,740	49,215,573
Mastercard, Inc. - Class A	87,873	46,271,286
Progressive Corp.	67,262	16,116,648
Visa, Inc. - Class A	148,365	46,889,275
		277,877,459
Health Care - 11.2%
Agilent Technologies, Inc.	87,739	11,786,857
Align Technology, Inc.(a)	40,870	8,521,804
Danaher Corp.	42,512	9,758,630
Edwards Lifesciences Corp.(a)	289,441	21,427,317
Elevance Health, Inc.	40,870	15,076,943
Illumina, Inc.(a)	69,641	9,306,127
UnitedHealth Group, Inc.	69,596	35,205,832
		111,083,510
Industrials - 7.9%
Canadian National Railway Co.	91,526	9,290,804
Carrier Global Corp.	198,149	13,525,651
Ferguson Enterprises, Inc.	75,205	13,053,332
General Electric Co.	67,647	11,282,843

	Shares	Value
Uber Technologies, Inc.(a)	174,003	$10,495,861
United Rentals, Inc.	29,660	20,893,690
		78,542,181
Information Technology - 21.8%
Adobe, Inc.(a)	29,492	13,114,502
Analog Devices, Inc.	60,760	12,909,070
Apple, Inc.	135,177	33,851,024
Autodesk, Inc.(a)	58,230	17,211,041
Intuit, Inc.	31,402	19,736,157
KLA Corp.	13,355	8,415,253
Microsoft Corp.	154,180	64,986,870
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	186,436	36,819,246
Workday, Inc. - Class A(a)	36,513	9,421,449
		216,464,612
TOTAL COMMON STOCKS (Cost $392,286,850)		987,469,240
SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
First American Government Obligations Fund - Class Z, 4.37%(b)	7,714,733	7,714,733
TOTAL SHORT-TERM INVESTMENTS (Cost $7,714,733)		7,714,733
TOTAL INVESTMENTS - 100.0% (Cost $400,001,583)		$995,183,973
Liabilities in Excess of Other Assets - (0.0)%(c)		(225,726)
TOTAL NET ASSETS - 100.0%		$994,958,247

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

BROWN ADVISORY SUSTAINABLE GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Communication Services - 4.6%
Alphabet, Inc. - Class A	2,029,606	$384,204,416
Trade Desk, Inc. - Class A(a)	544,423	63,986,035
		448,190,451
Consumer Discretionary - 12.2%
Airbnb, Inc. - Class A(a)	1,737,983	228,388,346
Amazon.com, Inc.(a)	3,518,434	771,909,236
Chipotle Mexican Grill, Inc.(a)	3,201,927	193,076,198
		1,193,373,780
Financials - 19.7%
Ares Management Corp.	1,381,412	244,551,366
Arthur J Gallagher & Co.	1,056,557	299,903,704
KKR & Co., Inc.	3,020,036	446,693,525
MSCI, Inc. - Class A	310,097	186,061,301
Progressive Corp.	1,434,297	343,671,904
Visa, Inc. - Class A	1,290,066	407,712,459
		1,928,594,259
Health Care - 10.0%
Agilent Technologies, Inc.	955,130	128,312,164
Danaher Corp.	1,156,252	265,417,646
Intuitive Surgical, Inc.(a)	301,282	157,257,153
Thermo Fisher Scientific, Inc.	333,334	173,410,347
West Pharmaceutical Services, Inc.	763,623	250,132,350
		974,529,660
Industrials - 9.8%
Carrier Global Corp.	1,297,904	88,594,927
Fortive Corp.	1,488,234	111,617,550
General Electric Co.	897,350	149,669,007
Uber Technologies, Inc.(a)	3,874,204	233,691,985
Veralto Corp.	1,810,099	184,358,583
Verisk Analytics, Inc.	688,302	189,579,020
		957,511,072
Information Technology - 40.5%
Cadence Design Systems, Inc.(a)	875,802	263,143,469
Datadog, Inc. - Class A(a)	1,015,287	145,074,359
Dynatrace, Inc.(a)	4,065,711	220,971,393
Intuit, Inc.	669,071	420,511,124
KLA Corp.	290,866	183,280,484
Marvell Technology, Inc.	3,858,178	426,135,760
Microsoft Corp.	1,562,502	658,594,593
Monolithic Power Systems, Inc.	358,448	212,093,682
NVIDIA Corp.	5,890,232	790,999,255
ServiceNow, Inc.(a)	399,840	423,878,381
Workday, Inc. - Class A(a)	846,744	218,485,354
		3,963,167,854
Materials - 1.5%
Ecolab, Inc.	628,206	147,201,230
TOTAL COMMON STOCKS (Cost $5,579,158,274)		9,612,568,306

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 4.37%(b)	163,564,262	$163,564,262
TOTAL SHORT-TERM INVESTMENTS (Cost $163,564,262)		163,564,262
TOTAL INVESTMENTS - 100.0% (Cost $5,742,722,536)		$9,776,132,568
Other Assets in Excess of Liabilities - 0.0%(c)		2,515,277
TOTAL NET ASSETS - 100.0%		$9,778,647,845

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

BROWN ADVISORY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Communication Services - 4.2%
Pinterest, Inc. - Class A(a)	24,004	$696,116
ROBLOX Corp. - Class A(a)	21,311	1,233,054
Trade Desk, Inc. - Class A(a)	9,609	1,129,346
		3,058,516
Consumer Discretionary - 10.3%
Bright Horizons Family Solutions, Inc.(a)	6,449	714,872
Chipotle Mexican Grill, Inc.(a)	6,622	399,307
Coupang, Inc. - Class A(a)	59,396	1,305,524
Domino’s Pizza, Inc.	2,225	933,966
DoorDash, Inc. - Class A(a)	6,163	1,033,843
Hilton Worldwide Holdings, Inc.	7,101	1,755,083
Ross Stores, Inc.	8,770	1,326,638
		7,469,233
Consumer Staples - 2.3%
Casey’s General Stores, Inc.	2,006	794,837
Kenvue, Inc.	39,639	846,293
		1,641,130
Energy - 4.2%
Cheniere Energy, Inc.	9,348	2,008,605
Oceaneering International, Inc.(a)	37,769	985,015
		2,993,620
Financials - 7.0%
Ares Management Corp.	9,246	1,636,819
Arthur J Gallagher & Co.	6,454	1,831,968
Tradeweb Markets, Inc. - Class A	11,893	1,557,032
		5,025,819
Health Care - 17.3%
Align Technology, Inc.(a)	1,690	352,382
Alnylam Pharmaceuticals, Inc.(a)	4,540	1,068,307
Bio-Techne Corp.	8,796	633,576
Bruker Corp.	18,452	1,081,656
Dexcom, Inc.(a)	8,283	644,169
HealthEquity, Inc.(a)	15,971	1,532,417
Inari Medical, Inc.(a)	18,874	963,518
Insulet Corp.(a)	7,839	2,046,528
Veeva Systems, Inc. - Class A(a)	8,113	1,705,758
West Pharmaceutical Services, Inc.	7,437	2,436,064
		12,464,375
Industrials - 17.3%
Applied Industrial Technologies, Inc.	3,329	797,196
Carlisle Cos., Inc.	2,264	835,054
Cintas Corp.	2,587	472,645
Copart, Inc.(a)	14,910	855,685
Equifax, Inc.	6,486	1,652,957
HEICO Corp. - Class A	7,828	1,456,634
Old Dominion Freight Line, Inc.	6,824	1,203,753
OPENLANE, Inc.(a)	19,215	381,226

	Shares	Value
SiteOne Landscape Supply, Inc.(a)	7,186	$946,899
Verisk Analytics, Inc.	6,873	1,893,030
Waste Connections, Inc.	11,781	2,021,384
		12,516,463
Information Technology - 28.7%
Autodesk, Inc.(a)	3,101	916,563
CCC Intelligent Solutions Holdings, Inc.(a)	82,323	965,649
Datadog, Inc. - Class A(a)	9,781	1,397,607
Dynatrace, Inc.(a)	24,247	1,317,824
Entegris, Inc.	12,498	1,238,052
Fair Isaac Corp.(a)	690	1,373,742
Gartner, Inc.(a)	3,726	1,805,135
Guidewire Software, Inc.(a)	4,742	799,406
HubSpot, Inc.(a)	2,096	1,460,430
Lattice Semiconductor Corp.(a)	9,835	557,153
Marvell Technology, Inc.	30,675	3,388,054
Monolithic Power Systems, Inc.	4,266	2,524,192
Pure Storage, Inc. - Class A(a)	16,688	1,025,144
ServiceTitan, Inc. - Class A(a)	1,732	178,171
Workday, Inc. - Class A(a)	3,050	786,991
Zscaler, Inc.(a)	5,610	1,012,100
		20,746,213
Materials - 1.3%
Vulcan Materials Co.	3,624	932,202
Real Estate - 2.8%
CoStar Group, Inc.(a)	28,379	2,031,653
Utilities - 2.5%
Vistra Corp.	13,197	1,819,470
TOTAL COMMON STOCKS (Cost $51,759,424)		70,698,694
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class Z, 4.37%(b)	1,659,716	1,659,716
TOTAL SHORT-TERM INVESTMENTS (Cost $1,659,716)		1,659,716
TOTAL INVESTMENTS - 100.2% (Cost $53,419,140)		$72,358,410
Liabilities in Excess of Other Assets - (0.2)%		(109,758)
TOTAL NET ASSETS - 100.0%		$72,248,652

The accompanying notes are an integral part of these financial statements.

4

BROWN ADVISORY MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Communication Services - 3.8%
Cogent Communications Holdings, Inc.	398,208	$30,689,890
Take-Two Interactive Software, Inc.(a)	132,360	24,364,829
		55,054,719
Consumer Discretionary - 7.2%
Bright Horizons Family Solutions, Inc.(a)	464,838	51,527,292
First Watch Restaurant Group, Inc.(a)	494,431	9,201,361
KinderCare Learning Cos., Inc.(a)	825,397	14,692,067
Mister Car Wash, Inc.(a)	3,378,400	24,628,536
TopBuild Corp.(a)	14,934	4,649,551
		104,698,807
Consumer Staples - 2.5%
Casey’s General Stores, Inc.	91,021	36,065,251
Energy - 4.2%
Cactus, Inc. - Class A	142,858	8,337,193
ChampionX Corp.	1,143,952	31,104,055
Oceaneering International, Inc.(a)	852,575	22,235,156
		61,676,404
Financials - 5.1%
DigitalBridge Group, Inc. - Class A	902,061	10,175,248
Houlihan Lokey, Inc. - Class A	48,614	8,442,307
Prosperity Bancshares, Inc.	623,040	46,946,064
WEX, Inc.(a)	47,774	8,375,738
		73,939,357
Health Care - 25.9%
Biohaven Ltd.(a)	242,921	9,073,099
Bio-Techne Corp.	323,139	23,275,702
Blueprint Medicines Corp.(a)	142,717	12,447,777
Bruker Corp.	500,529	29,341,010
Cytokinetics, Inc.(a)	274,888	12,930,732
Encompass Health Corp.	366,527	33,848,768
Establishment Labs Holdings, Inc.(a)	610,318	28,117,350
HealthEquity, Inc.(a)	495,401	47,533,726
Inari Medical, Inc.(a)	437,821	22,350,762
Insmed, Inc.(a)	161,240	11,132,010
LifeStance Health Group, Inc.(a)	1,629,719	12,011,029
NeoGenomics, Inc.(a)	1,537,904	25,344,658
Neurocrine Biosciences, Inc.(a)	211,751	28,904,012
OrthoPediatrics Corp.(a)	467,008	10,825,245
Phreesia, Inc.(a)	1,455,844	36,629,035
SI-BONE, Inc.(a)	1,042,725	14,619,004
Tandem Diabetes Care, Inc.(a)	238,300	8,583,566
Vaxcyte, Inc.(a)	134,530	11,012,626
		377,980,111

	Shares	Value
Industrials - 28.0%
Applied Industrial Technologies, Inc.	90,240	$21,609,773
AZEK Co., Inc. - Class A(a)	44,953	2,133,919
Casella Waste Systems, Inc. - Class A(a)	282,883	29,931,850
Curtiss-Wright Corp.	88,867	31,536,232
EnPro, Inc.	110,809	19,109,012
Fluor Corp.(a)	729,208	35,964,539
FTI Consulting, Inc.(a)	77,642	14,839,715
IDEX Corp.	51,402	10,757,925
Kadant, Inc.	38,020	13,116,520
MSA Safety, Inc.	114,713	19,015,974
Mueller Water Products, Inc. - Class A	505,959	11,384,078
OPENLANE, Inc.(a)	560,080	11,111,987
Rentokil Initial PLC - ADR	827,499	20,952,275
Simpson Manufacturing Co., Inc.	43,071	7,142,464
SiteOne Landscape Supply, Inc.(a)	110,550	14,567,173
SPX Technologies, Inc.(a)	93,526	13,609,904
Standardaero, Inc.(a)	949,540	23,510,610
Valmont Industries, Inc.	124,833	38,282,536
Waste Connections, Inc.	249,879	42,874,239
Woodward, Inc.	67,652	11,258,646
Zurn Elkay Water Solutions Corp.	423,765	15,806,434
		408,515,805
Information Technology - 18.5%
BlackLine, Inc.(a)	192,449	11,693,201
CCC Intelligent Solutions Holdings, Inc.(a)	3,545,725	41,591,354
Clear Secure, Inc. - Class A	426,607	11,364,810
Dynatrace, Inc.(a)	783,942	42,607,248
Entegris, Inc.	247,344	24,501,897
Guidewire Software, Inc.(a)	105,788	17,833,741
Infinera Corp.(a)	972,536	6,389,562
Lattice Semiconductor Corp.(a)	231,951	13,140,024
Littelfuse, Inc.	89,630	21,121,309
Mirion Technologies, Inc. - Class A(a)	929,889	16,226,563
Power Integrations, Inc.	225,377	13,905,761
PROS Holdings, Inc.(a)	658,024	14,450,207
ServiceTitan, Inc. - Class A(a)	2,771	285,053
SiTime Corp.(a)	115,427	24,762,554
Workiva, Inc. - Class A(a)	83,961	9,193,730
		269,067,014
Materials - 2.0%
HB Fuller Co.	358,532	24,193,740
Quaker Chemical Corp.	35,503	4,997,402
		29,191,142
TOTAL COMMON STOCKS (Cost $1,081,114,166)		1,416,188,610

The accompanying notes are an integral part of these financial statements.

6

BROWN ADVISORY SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.2%
Real Estate - 1.2%
EastGroup Properties, Inc.	110,852	$17,790,638
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,997,424)		17,790,638
PRIVATE PLACEMENTS - 0.1%
StepStone VC Global Partners IV-B, L.P(a)(b)(c)	19,200	935,308
StepStone VC Global Partners V-B, L.P.(a)(b)(d)	91,769	87,480
TOTAL PRIVATE PLACEMENTS (Cost $0)		1,022,788
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class Z, 4.37%(e)	23,011,074	23,011,074
TOTAL SHORT-TERM INVESTMENTS (Cost $23,011,074)		23,011,074
TOTAL INVESTMENTS - 100.1% (Cost $1,115,122,664)		$1,458,013,110
Liabilities in Excess of Other Assets - (0.1)%		(2,079,516)
TOTAL NET ASSETS - 100.0%		$1,455,933,594

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
These securities are being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

(c)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

(d)
Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

7

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Communication Services - 6.6%
Cable One, Inc.	47,372	$17,154,348
IAC, Inc.(a)	467,512	20,168,468
John Wiley & Sons, Inc. - Class A	553,504	24,193,660
Nexstar Media Group, Inc.	79,588	12,572,516
Shutterstock, Inc.	521,408	15,824,733
		89,913,725
Consumer Discretionary - 10.2%
KinderCare Learning Cos., Inc.(a)	244,129	4,345,496
La-Z-Boy, Inc.	400,625	17,455,231
Modine Manufacturing Co.(a)	317,488	36,806,384
Monarch Casino & Resort, Inc.	129,882	10,247,690
Monro, Inc.	420,703	10,433,435
Murphy USA, Inc.	18,529	9,296,926
Signet Jewelers Ltd.	368,938	29,776,986
YETI Holdings, Inc.(a)	552,885	21,291,601
		139,653,749
Consumer Staples - 3.7%
Guardian Pharmacy Services, Inc. - Class A(a)	863,481	17,494,125
Nomad Foods Ltd.	2,004,921	33,642,574
		51,136,699
Energy - 6.3%
Bristow Group, Inc.(a)	510,114	17,496,910
Expro Group Holdings NV(a)	1,056,811	13,178,433
Oceaneering International, Inc.(a)	932,700	24,324,816
REX American Resources Corp.(a)	413,480	17,237,981
Sitio Royalties Corp. - Class A	754,191	14,465,384
		86,703,524
Financials - 29.3%
Assured Guaranty Ltd.	315,606	28,407,696
Bancorp, Inc.(a)	832,855	43,833,159
Dime Community Bancshares, Inc.	567,525	17,442,881
Eastern Bankshares, Inc.	1,821,652	31,423,497
First Interstate BancSystem, Inc.	584,431	18,976,474
Hanover Insurance Group, Inc.	165,018	25,521,684
Horace Mann Educators Corp.	535,839	21,020,964
MGIC Investment Corp.	882,111	20,914,852
NCR Atleos Corp.(a)	1,340,539	45,471,083
Old National Bancorp	1,431,706	31,075,179
Pacific Premier Bancorp, Inc.	860,543	21,444,731
Peapack-Gladstone Financial Corp.	291,136	9,330,909
Peoples Bancorp, Inc.	469,582	14,881,054
Seacoast Banking Corp. of Florida	550,898	15,166,222
Virtus Investment Partners, Inc.	49,176	10,847,242
White Mountains Insurance Group Ltd.	11,608	22,578,256
WSFS Financial Corp.	418,506	22,235,224
		400,571,107

	Shares	Value
Health Care - 2.4%
Avanos Medical, Inc.(a)	1,166,267	$18,566,971
Patterson Cos., Inc.	437,912	13,513,964
		32,080,935
Industrials - 11.8%
Albany International Corp. - Class A	241,253	19,293,002
Curtiss-Wright Corp.	48,038	17,047,245
EnPro, Inc.	162,509	28,024,677
Kadant, Inc.	56,929	19,639,936
Mueller Water Products, Inc. - Class A	697,406	15,691,635
Sensata Technologies Holding PLC	762,348	20,888,335
Tennant Co.	300,547	24,503,597
Thermon Group Holdings, Inc.(a)	584,153	16,806,082
		161,894,509
Information Technology - 8.2%
Bel Fuse, Inc. - Class A	104,222	9,388,318
Bel Fuse, Inc. - Class B	85,387	7,041,866
Crane NXT Co.	302,115	17,589,135
CTS Corp.	291,762	15,384,610
NCR Voyix Corp.(a)	2,351,356	32,542,767
OSI Systems, Inc.(a)	150,052	25,123,206
PC Connection, Inc.	79,685	5,519,780
		112,589,682
Materials - 6.4%
Eagle Materials, Inc.	173,489	42,810,146
Ingevity Corp.(a)	486,295	19,816,521
Orion S.A.	1,604,694	25,338,118
		87,964,785
Utilities - 6.1%
Portland General Electric Co.	383,370	16,722,599
Star Group L.P.	588,094	6,786,605
Talen Energy Corp.(a)	294,586	59,350,242
		82,859,446
TOTAL COMMON STOCKS (Cost $987,161,928)		1,245,368,161
REAL ESTATE INVESTMENT TRUSTS - 6.1%
Financials - 1.4%
Ladder Capital Corp. - Class A	1,750,262	19,585,432
Real Estate - 4.7%
Curbline Properties Corp.	472,366	10,968,339
Essential Properties Realty Trust, Inc.	703,368	22,001,351
Getty Realty Corp.	364,860	10,993,232
Global Medical REIT, Inc.	790,582	6,103,293
Global Net Lease, Inc.	1,425,245	10,404,288
SITE Centers Corp.	226,822	3,468,108
		63,938,611
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $77,771,194)		83,524,043

The accompanying notes are an integral part of these financial statements.

8

BROWN ADVISORY SMALL-CAP FUNDAMENTAL VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.9%
Money Market Funds - 2.9%
First American Government Obligations Fund - Class Z, 4.37%(b)	39,810,847	$39,810,847
TOTAL SHORT-TERM INVESTMENTS (Cost $39,810,847)		39,810,847
TOTAL INVESTMENTS - 100.0% (Cost $1,104,743,969)		$1,368,703,051
Liabilities in Excess of Other Assets - (0.0)%(c)		(157,868)
TOTAL NET ASSETS - 100.0%		$1,368,545,183

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

9

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.3%
Communication Services - 3.8%
Cable One, Inc.	2,727	$987,501
John Wiley & Sons, Inc. - Class A	29,997	1,311,169
Nexstar Media Group, Inc.	5,837	922,071
		3,220,741
Consumer Discretionary - 9.1%
Bright Horizons Family Solutions, Inc.(a)	18,143	2,011,151
First Watch Restaurant Group, Inc.(a)	47,040	875,414
KinderCare Learning Cos., Inc.(a)	50,441	897,850
TopBuild Corp.(a)	3,482	1,084,086
Wyndham Hotels & Resorts, Inc.	16,421	1,655,073
YETI Holdings, Inc.(a)	33,031	1,272,024
		7,795,598
Consumer Staples - 2.9%
Guardian Pharmacy Services, Inc. - Class A(a)	46,527	942,637
Nomad Foods Ltd.	92,705	1,555,590
		2,498,227
Energy - 1.0%
ChampionX Corp.	32,320	878,781
Financials - 19.2%
Assured Guaranty Ltd.	19,943	1,795,069
Bancorp, Inc.(a)	46,924	2,469,610
DigitalBridge Group, Inc.	61,952	698,819
Eastern Bankshares, Inc.	100,656	1,736,316
Horace Mann Educators Corp.	32,417	1,271,719
MGIC Investment Corp.	54,900	1,301,679
NCR Atleos Corp.(a)	55,589	1,885,579
Old National Bancorp	71,931	1,561,262
Pacific Premier Bancorp, Inc.	43,732	1,089,801
Prosperity Bancshares, Inc.	10,948	824,932
WEX, Inc.(a)	4,178	732,487
WSFS Financial Corp.	20,735	1,101,651
		16,468,924
Health Care - 18.7%
Ascendis Pharma A/S - ADR(a)	7,717	1,062,399
Biohaven Ltd.(a)	13,388	500,042
Blueprint Medicines Corp.(a)	9,944	867,316
Charles River Laboratories International, Inc.(a)	2,863	528,510
Cytokinetics, Inc.(a)	16,251	764,447
Encompass Health Corp.	16,871	1,558,037
Haemonetics Corp.(a)	2,736	213,627
HealthEquity, Inc.(a)	19,942	1,913,435
Inari Medical, Inc.(a)	21,315	1,088,131
Insmed, Inc.(a)	10,815	746,668
LifeStance Health Group, Inc.(a)	77,407	570,490
NeoGenomics, Inc.(a)	93,074	1,533,859
Neurocrine Biosciences, Inc.(a)	7,971	1,088,041

	Shares	Value
OrthoPediatrics Corp.(a)	24,081	$558,197
Phreesia, Inc.(a)	71,662	1,803,016
SI-BONE, Inc.(a)	34,371	481,881
Vaxcyte, Inc.(a)	9,577	783,973
		16,062,069
Industrials - 18.7%
Applied Industrial Technologies, Inc.	5,435	1,301,520
AZEK Co., Inc.(a)	31,160	1,479,165
EnPro, Inc.	10,000	1,724,500
Kadant, Inc.	4,910	1,693,901
OPENLANE, Inc.(a)	43,349	860,044
Sensata Technologies Holding PLC	32,978	903,597
SiteOne Landscape Supply, Inc.(a)	6,846	902,097
SPX Technologies, Inc.(a)	12,572	1,829,478
Standardaero, Inc.(a)	41,566	1,029,174
Tennant Co.	15,009	1,223,684
Valmont Industries, Inc.	6,233	1,911,474
Zurn Elkay Water Solutions Corp.	32,238	1,202,477
		16,061,111
Information Technology - 13.6%
BlackLine, Inc.(a)	9,999	607,539
CTS Corp.	21,779	1,148,407
Dynatrace, Inc.(a)	14,899	809,761
Entegris, Inc.	6,836	677,174
Infinera Corp.(a)	167,714	1,101,881
Littelfuse, Inc.	4,565	1,075,742
NCR Voyix Corp.(a)	67,504	934,255
Onto Innovation, Inc.(a)	7,408	1,234,691
OSI Systems, Inc.(a)	6,050	1,012,952
Power Integrations, Inc.	14,040	866,268
SiTime Corp.(a)	4,266	915,185
Workiva, Inc.(a)	11,528	1,262,316
		11,646,171
Materials - 2.9%
HB Fuller Co.	18,278	1,233,399
Ingevity Corp.(a)	31,234	1,272,786
		2,506,185
Utilities - 2.4%
Talen Energy Corp.(a)	10,406	2,096,497
TOTAL COMMON STOCKS (Cost $70,042,934)		79,234,304
REAL ESTATE INVESTMENT TRUSTS - 3.6%
Real Estate - 3.6%
Curbline Properties Corp.	28,665	665,601
EastGroup Properties, Inc.	7,195	1,154,726
Essential Properties Realty Trust, Inc.	40,908	1,279,602
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,784,093)		3,099,929

The accompanying notes are an integral part of these financial statements.

10

BROWN ADVISORY SUSTAINABLE SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class Z, 4.37%(b)	3,609,646	$3,609,646
TOTAL SHORT-TERM INVESTMENTS (Cost $3,609,646)		3,609,646
TOTAL INVESTMENTS - 100.1% (Cost $76,436,673)		$85,943,879
Liabilities in Excess of Other Assets - (0.1)%		(100,985)
TOTAL NET ASSETS - 100.0%		$85,842,894

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

11

BROWN ADVISORY SUSTAINABLE VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Communication Services - 9.7%
Alphabet, Inc. - Class C	9,388	$1,787,851
Comcast Corp. - Class A	112,485	4,221,562
Nexstar Media Group, Inc.	8,378	1,323,473
T-Mobile US, Inc.	21,605	4,768,871
		12,101,757
Consumer Discretionary - 5.2%
Best Buy Co., Inc.	17,265	1,481,337
Expedia Group, Inc.(a)	10,832	2,018,327
Wyndham Hotels & Resorts, Inc.	29,688	2,992,253
		6,491,917
Consumer Staples - 4.9%
Kenvue, Inc.	85,928	1,834,563
Unilever PLC - ADR	75,516	4,281,757
		6,116,320
Energy - 5.9%
ChampionX Corp.	84,600	2,300,274
Schlumberger NV	73,272	2,809,249
Weatherford International PLC	31,413	2,250,113
		7,359,636
Financials - 21.9%
American International Group, Inc.	60,884	4,432,355
Ameriprise Financial, Inc.	2,592	1,380,059
Assurant, Inc.	7,740	1,650,323
Bank of America Corp.	95,010	4,175,689
Citigroup, Inc.	40,100	2,822,639
Fidelity National Information Services, Inc.	60,591	4,893,935
KKR & Co., Inc.	23,612	3,492,451
Willis Towers Watson PLC	13,963	4,373,770
		27,221,221
Health Care - 15.0%
Cardinal Health, Inc.	43,960	5,199,149
Elevance Health, Inc.	6,918	2,552,050
Gilead Sciences, Inc.	19,868	1,835,207
Labcorp Holdings, Inc.	10,740	2,462,897
Medtronic PLC	18,463	1,474,825
Merck & Co., Inc.	17,261	1,717,124
Sanofi - ADR	70,863	3,417,723
		18,658,975
Industrials - 11.7%
Ferguson Enterprises, Inc.	26,025	4,517,159
Masco Corp.	23,451	1,701,839
Pentair PLC	25,698	2,586,247
Trane Technologies PLC	10,475	3,868,941
Waste Connections, Inc.	10,742	1,843,113
		14,517,299

	Shares	Value
Information Technology - 9.4%
Applied Materials, Inc.	7,149	$1,162,642
Cisco Systems, Inc.	27,129	1,606,037
Dell Technologies, Inc. - Class C	21,137	2,435,828
Flex, Ltd.(a)	54,573	2,095,057
NXP Semiconductors NV	8,933	1,856,724
TD SYNNEX Corp.	21,786	2,555,062
		11,711,350
Materials - 5.1%
CRH PLC	69,251	6,407,102
Real Estate - 2.5%
CBRE Group, Inc. - Class A(a)	23,836	3,129,428
Utilities - 3.8%
Constellation Energy Corp.	20,949	4,686,501
TOTAL COMMON STOCKS (Cost $99,359,038)		118,401,506
SHORT-TERM INVESTMENTS - 4.8%
Money Market Funds - 4.8%
First American Government Obligations Fund - Class Z, 4.37%(b)	5,915,302	5,915,302
TOTAL SHORT-TERM INVESTMENTS (Cost $5,915,302)		5,915,302
TOTAL INVESTMENTS - 99.9% (Cost $105,274,340)		$124,316,808
Other Assets in Excess of Liabilities - 0.1%		181,778
TOTAL NET ASSETS - 100.0%		$124,498,586

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

12

BROWN ADVISORY GLOBAL LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Brazil - 1.4%
B3 S.A. - Brasil Bolsa Balcao	18,258,180	$30,339,043
China - 2.3%
AIA Group, Ltd.	6,601,930	47,420,756
Denmark - 1.7%
Coloplast A/S - Class B	328,086	35,945,813
France - 3.6%
Safran S.A.	339,904	74,475,613
Germany - 6.2%
CTS Eventim AG & Co. KGaA	427,276	36,119,855
Deutsche Boerse AG	405,859	93,492,255
		129,612,110
India - 3.0%
HDFC Bank, Ltd.	3,016,655	62,385,354
Indonesia - 1.8%
Bank Rakyat Indonesia Persero Tbk PT	149,108,664	37,642,277
Netherlands - 4.0%
ASML Holding NV	49,127	34,048,941
Wolters Kluwer NV	298,129	49,532,500
		83,581,441
Sweden - 1.6%
Atlas Copco AB - Class B	2,408,852	32,546,021
Switzerland - 2.6%
Roche Holding AG	194,184	54,295,157
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	371,316	73,331,197
United Kingdom - 9.9%
London Stock Exchange Group PLC	686,967	96,968,299
Rentokil Initial PLC	7,788,380	38,875,306
Unilever PLC	1,260,404	71,616,564
		207,460,169
United States - 57.7%
Communication Services - 5.3%
Alphabet, Inc. - Class C	582,684	110,966,341
Consumer Discretionary - 6.5%
AutoZone, Inc.(a)	15,487	49,589,374
Booking Holdings, Inc.	9,747	48,427,190
TJX Cos., Inc.	308,889	37,316,880
		135,333,444
Financials - 12.3%
Charles Schwab Corp.	676,307	50,053,481
Mastercard, Inc. - Class A	176,922	93,161,818

	Shares	Value
Moody’s Corp.	87,834	$41,577,981
Visa, Inc. - Class A	226,412	71,555,248
		256,348,528
Health Care - 6.6%
Edwards Lifesciences Corp.(a)	720,915	53,369,337
Illumina, Inc.(a)	226,148	30,220,157
Zoetis, Inc. - Class A	333,391	54,319,396
		137,908,890
Industrials - 6.7%
Allegion PLC	296,840	38,791,051
Ferguson Enterprises, Inc.	226,930	39,388,240
General Electric Co.	369,706	61,663,264
		139,842,555
Information Technology - 18.5%
Adobe, Inc.(a)	98,671	43,877,020
Autodesk, Inc.(a)	182,844	54,043,201
Intuit, Inc.	84,390	53,039,115
Marvell Technology, Inc.	641,630	70,868,033
Microsoft Corp.	388,935	163,936,103
		385,763,472
Materials - 1.8%
Sherwin-Williams Co.	114,304	38,855,359
Total United States		1,205,018,589
TOTAL COMMON STOCKS (Cost $1,377,901,066)		2,074,053,540
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class Z, 4.37%(b)	9,657,491	9,657,491
TOTAL SHORT-TERM INVESTMENTS (Cost $9,657,491)		9,657,491
TOTAL INVESTMENTS - 99.8% (Cost $1,387,558,557)		$2,083,711,031
Other Assets in Excess of Liabilities - 0.2%		3,168,010
TOTAL NET ASSETS - 100.0%		$2,086,879,041

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

13

BROWN ADVISORY SUSTAINABLE INTERNATIONAL LEADERS FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Brazil - 2.3%
B3 S.A. - Brasil Bolsa Balcao	456,472	$758,505
Canada - 6.3%
Canadian National Railway Co.	5,204	528,455
Waste Connections, Inc.	8,785	1,507,100
		2,035,555
China - 2.4%
AIA Group, Ltd.	109,472	786,323
Finland - 2.3%
Kone Oyj - Class B	15,264	744,122
France - 12.7%
Airbus SE	8,368	1,339,977
LVMH Moet Hennessy Louis Vuitton SE	1,971	1,296,512
Safran S.A.	6,758	1,480,730
		4,117,219
Germany - 8.4%
CTS Eventim AG & Co. KGaA	8,746	739,345
Deutsche Boerse AG	8,658	1,994,426
		2,733,771
India - 6.4%
HDFC Bank, Ltd. - ADR	23,839	1,522,359
Tata Consultancy Services, Ltd.	11,841	565,070
		2,087,429
Indonesia - 3.0%
Bank Rakyat Indonesia Persero Tbk PT	3,879,156	979,288
Japan - 3.9%
Keyence Corp.	1,688	686,124
Shimano, Inc.	4,416	594,030
		1,280,154
Netherlands - 6.9%
ASML Holding NV	1,215	851,029
Wolters Kluwer NV	8,391	1,394,119
		2,245,148
Spain - 2.1%
Amadeus IT Group S.A.	9,826	693,561
Sweden - 2.0%
Atlas Copco AB - Class B	48,716	658,202
Switzerland - 5.1%
Cie Financiere Richemont S.A.	4,427	669,691
Roche Holding AG	3,554	993,722
		1,663,413

	Shares	Value
United Kingdom - 27.4%
AstraZeneca PLC	4,055	$528,687
Compass Group PLC	31,960	1,063,413
ConvaTec Group PLC	202,465	559,632
Diageo PLC	30,287	962,450
Experian PLC	31,771	1,365,507
Howden Joinery Group PLC	114,921	1,138,468
London Stock Exchange Group PLC	13,570	1,915,463
Rentokil Initial PLC	277,696	1,386,106
		8,919,726
United States - 6.2%
Booking Holdings, Inc.	210	1,043,368
NXP Semiconductors NV	4,678	972,323
		2,015,691
TOTAL COMMON STOCKS (Cost $27,432,061)		31,718,107
SHORT-TERM INVESTMENTS - 1.9%
Money Market Funds - 1.9%
First American Government Obligations Fund - Class Z, 4.37%(a)	611,561	611,561
TOTAL SHORT-TERM INVESTMENTS (Cost $611,561)		611,561
TOTAL INVESTMENTS - 99.3% (Cost $28,043,622)		$32,329,668
Other Assets in Excess of Liabilities - 0.7%		214,612
TOTAL NET ASSETS - 100.0%		$32,544,280

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

14

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 32.8%
Federal Home Loan Mortgage Corp.
Pool QE0622, 2.00%, 04/01/2052	$740,331	$585,405
Pool QF0492, 5.50%, 09/01/2052	727,225	722,693
Pool RA7927, 4.50%, 09/01/2052	1,193,974	1,125,980
Pool RC2401, 2.00%, 01/01/2037	964,322	857,751
Pool SB0531, 2.50%, 06/01/2036	926,609	846,282
Pool SD0913, 2.50%, 02/01/2052	1,372,851	1,128,611
Pool SD3234, 2.50%, 12/01/2051	1,524,089	1,253,063
Pool SD3475, 5.50%, 08/01/2053	1,153,970	1,145,962
Pool SD3477, 6.50%, 08/01/2053	490,791	506,352
Pool SD4697, 6.00%, 02/01/2054	1,645,569	1,668,161
Pool SD5573, 3.00%, 08/01/2052	1,292,506	1,115,478
Series 4634, Class MA, 4.50%, 11/15/2054	733,255	720,082
Series 5145, Class AB, 1.50%, 09/25/2049	392,462	301,718
Federal National Mortgage Association
Pool 628837, 6.50%, 03/01/2032	7,062	7,285
Pool 663238, 5.50%, 09/01/2032	9,080	9,275
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	5,310	5,436
Pool 744805, 6.64% (RFUCCT6M + 1.52%), 11/01/2033	2,232	2,225
Pool 764342, 6.90% (RFUCCT6M + 1.52%), 02/01/2034	18,010	18,082
Pool BQ3248, 2.00%, 11/01/2050	1,388,995	1,091,158
Pool BQ6307, 2.00%, 11/01/2050	1,236,733	971,345
Pool BR5634, 2.00%, 03/01/2051	760,407	600,423
Pool BW0025, 4.00%, 07/01/2052	624,404	571,512
Pool CB2548, 2.50%, 01/01/2052	1,231,526	1,012,737
Pool FM6555, 2.00%, 04/01/2051	956,960	757,178
Pool FM9973, 3.00%, 08/01/2051	1,264,315	1,089,604
Pool FS0031, 2.50%, 10/01/2051	1,218,169	994,605
Pool FS0348, 2.00%, 01/01/2052	1,378,766	1,088,291
Pool FS3239, 3.50%, 08/01/2050	1,230,587	1,104,877
Pool FS3607, 2.50%, 02/01/2037	910,468	829,633
Pool FS4862, 2.50%, 10/01/2051	1,417,349	1,167,807
Pool FS7086, 5.50%, 09/01/2053	1,878,528	1,859,748
Pool FS7276, 5.00%, 09/01/2053	1,741,224	1,683,607
Pool FS7744, 6.50%, 04/01/2054	559,260	580,737
Pool FS8384, 3.50%, 02/01/2051	1,883,013	1,694,019
Pool FS8791, 6.00%, 08/01/2054	1,470,017	1,480,399
Pool MA2998, 3.50%, 04/01/2032	249,114	240,311
Pool MA4208, 2.00%, 12/01/2050	695,274	545,896
Pool MA4492, 2.00%, 12/01/2051	1,073,271	839,334
Pool MB0291, 5.00%, 12/01/2054	1,410,000	1,361,588
Ginnie Mae I, Pool 781186, 9.00%, 06/15/2030	6,330	6,367
Ginnie Mae II Pool
Pool MA6598, 2.50%, 04/20/2050	663,152	556,896
Pool MA6994, 2.00%, 11/20/2050	687,237	551,305
Pool MA7706, 3.00%, 11/20/2051	2,552,709	2,216,243

	Par	Value
Pool MA8487, 3.50%, 12/20/2052	$954,372	$853,941
Pool MA8876, 4.00%, 05/20/2053	1,816,714	1,675,017
Pool MA9777, 4.50%, 07/20/2054	925,695	875,710
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $42,112,303)		40,320,129
U.S. TREASURY SECURITIES - 30.3%
United States Treasury Note
2.75%, 05/15/2025	2,000,000	1,989,182
2.25%, 03/31/2026	2,000,000	1,952,007
3.75%, 08/31/2026	4,600,000	4,564,311
3.75%, 08/15/2027	7,600,000	7,504,631
2.88%, 05/15/2028	5,395,000	5,154,377
3.25%, 06/30/2029	3,180,000	3,035,001
0.88%, 11/15/2030	5,230,000	4,280,331
1.88%, 02/15/2032	8,245,000	6,937,372
4.38%, 05/15/2034	1,850,000	1,822,142
TOTAL U.S. TREASURY SECURITIES (Cost $38,924,031)		37,239,354
CORPORATE BONDS - 26.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,445,000	1,259,574
American Tower Corp., 3.60%, 01/15/2028	646,000	621,758
Analog Devices, Inc., 1.70%, 10/01/2028	1,375,000	1,234,746
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	1,315,000	1,243,888
Broadcom, Inc., 4.55%, 02/15/2032	1,265,000	1,223,656
Carrier Global Corp., 2.24%, 02/15/2025	1,270,000	1,265,003
Citigroup, Inc., 3.20%, 10/21/2026	1,284,000	1,249,648
Clorox Co., 4.40%, 05/01/2029	1,251,000	1,232,030
Comcast Corp., 3.40%, 04/01/2030	659,000	611,663
Crown Castle, Inc., 3.30%, 07/01/2030	674,000	613,397
Dollar Tree, Inc., 4.20%, 05/15/2028	1,281,000	1,246,020
Eastman Chemical Co., 5.75%, 03/08/2033	95,000	96,818
Ferguson Finance PLC, 4.65%, 04/20/2032(a)	1,280,000	1,221,650
Fortis, Inc., 3.06%, 10/04/2026	645,000	625,167
Hasbro, Inc., 3.55%, 11/19/2026	1,285,000	1,257,550
HSBC Holdings PLC, 6.03% (3 mo. Term SOFR + 1.64%), 09/12/2026	1,250,000	1,258,657
JB Hunt Transport Services, Inc., 3.88%, 03/01/2026	1,254,000	1,242,080
Keysight Technologies, Inc., 4.60%, 04/06/2027	1,251,000	1,245,262
Morgan Stanley, 3.13%, 07/27/2026	1,285,000	1,256,095

The accompanying notes are an integral part of these financial statements.

15

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
MSCI, Inc., 3.63%, 09/01/2030(a)	$675,000	$617,007
Oracle Corp., 2.80%, 04/01/2027	1,300,000	1,248,504
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	1,102,000	1,203,374
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	1,460,000	1,215,700
Revvity, Inc., 1.90%, 09/15/2028	694,000	621,912
Roper Technologies, Inc., 4.50%, 10/15/2029	1,255,000	1,232,774
Stryker Corp., 1.95%, 06/15/2030	1,415,000	1,216,918
Sysco Corp., 5.95%, 04/01/2030	589,000	613,870
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	1,215,000	1,225,392
Waste Connections, Inc., 5.00%, 03/01/2034	1,845,000	1,801,749
Wells Fargo & Co., 3.00%, 10/23/2026	1,289,000	1,250,813
Yara International ASA, 7.38%, 11/14/2032(a)	555,000	602,304
TOTAL CORPORATE BONDS (Cost $33,808,363)		32,854,979
ASSET-BACKED SECURITIES - 4.3%
American Homes 4 Rent, Series 2015-SFR2, Class C, 4.69%, 10/17/2052(a)	510,000	507,270
CarMax Auto Owner Trust, Series 2021-2, Class C, 1.34%, 02/16/2027	900,000	887,807
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	204,946	206,163
CNH Equipment Trust
Series 2023-B, Class A2, 5.90%, 02/16/2027	493,591	495,428
Series 2024-B, Class A2A, 5.42%, 10/15/2027	515,000	518,023
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026(a)	53,147	52,776
Series 2024-3A, Class A2, 4.94%, 11/15/2030(a)	905,000	903,550
Ford Credit Auto Owner Trust, Series 2024-B, Class B, 5.23%, 05/15/2030	730,000	734,541
John Deere Owner Trust, Series 2023-C, Class A2, 5.76%, 08/17/2026	436,165	437,220
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(a)	57,623	57,133
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	500,000	503,769
TOTAL ASSET-BACKED SECURITIES (Cost $5,327,007)		5,303,680

	Par	Value
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	$1,631,137	$1,186,469
Series Q006, Class APT2, 2.76%, 09/25/2026(b)	84,411	82,433
Series Q007, Class APT1, 7.40%, 10/25/2047(b)	58,136	58,137
Series Q010, Class APT1, 6.74%, 04/25/2046(b)	42,209	42,474
Federal National Mortgage Association
Pool BL1160, 3.64%, 01/01/2026	750,000	742,967
Series 2016-M10, Class AV1, 2.35%, 11/25/2045	130,637	128,721
FREMF Mortgage Trust, Series 2020-KF74, Class B, 6.93% (30 day avg SOFR US + 2.26%), 01/25/2027(a)	148,475	144,153
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,725,286)		2,385,354
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 0.5%
JP Morgan Mortgage Trust, Series 2020-LTV2, Class A15, 3.00%, 11/25/2050(a)(b)	717,628	643,108
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $679,504)		643,108
	Shares
SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%
First American Government Obligations Fund - Class Z, 4.37%(c)	2,823,204	2,823,204
TOTAL SHORT-TERM INVESTMENTS (Cost $2,823,204)		2,823,204
TOTAL INVESTMENTS - 98.8% (Cost $126,399,698)		$121,569,808
Other Assets in Excess of Liabilities - 1.2%		1,432,130
TOTAL NET ASSETS - 100.0%		$123,001,938

The accompanying notes are an integral part of these financial statements.

16

BROWN ADVISORY INTERMEDIATE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
RFUCCT6M - Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Months
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

17

Brown Advisory Intermediate Income Fund
Schedule of Open Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	7	03/20/2025	$800,281	$779,188	$(21,093)
U.S. Treasury 2 Year Notes	14	03/31/2025	2,877,044	2,878,531	1,487
U.S. Treasury 5 Year Notes	92	03/31/2025	9,831,281	9,780,031	(51,250)
			$ 13,508,606	$13,437,750	$ (70,856)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(16)	03/20/2025	$(1,748,043)	$(1,740,000)	$8,043
U.S. Treasury Long Bonds	(14)	03/20/2025	(1,605,720)	(1,593,812)	11,908
U.S. Treasury Ultra Bonds	(6)	03/20/2025	(737,095)	(713,437)	23,658
			$ (4,090,858)	$(4,047,249)	$43,609
Total Unrealized Appreciation (Depreciation)					$ (27,247)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

18

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 31.3%
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	$511,501	$481,807
Pool QD5888, 3.50%, 02/01/2052	1,720,177	1,533,768
Pool QD7054, 3.00%, 02/01/2052	1,579,538	1,356,601
Pool QE0380, 2.50%, 04/01/2052	145,509	120,022
Pool RA6064, 2.50%, 09/01/2051	4,441,358	3,726,872
Pool RA6699, 3.50%, 02/01/2052	1,637,812	1,459,061
Pool RA7935, 5.00%, 09/01/2052	4,832,493	4,719,281
Pool RC2401, 2.00%, 01/01/2037	3,000,112	2,668,559
Pool SB0531, 2.50%, 06/01/2036	5,798,779	5,296,090
Pool SD2875, 5.00%, 05/01/2053	3,071,665	2,999,764
Pool SD3234, 2.50%, 12/01/2051	7,060,238	5,804,726
Pool SD3477, 6.50%, 08/01/2053	2,545,460	2,626,164
Series4107, Class LI, 3.00%, 08/15/2027 (a)	1,608,247	51,988
Series 4143, Class IA, 3.50%, 09/15/2042(a)	828,307	57,012
Federal National Mortgage Association
3.50%, 01/15/2055(b)	6,400,000	5,661,267
4.00%, 01/15/2055(b)	1,550,000	1,417,529
4.50%, 01/15/2055(b)	5,200,000	4,891,269
5.00%, 01/15/2055(b)	2,950,000	2,847,431
5.50%, 01/15/2055(b)	2,420,000	2,388,310
6.00%, 01/15/2055(b)	3,900,000	3,918,586
Pool BH7686, 4.50%, 12/01/2047	65,905	62,749
Pool BK5105, 5.50%, 05/01/2048	72,993	73,574
Pool BK8032, 5.50%, 06/01/2048	206,410	208,234
Pool BN4921, 5.50%, 01/01/2049	142,518	142,693
Pool BN4936, 5.50%, 12/01/2048	142,037	142,387
Pool BT7699, 4.00%, 09/01/2051	1,613,867	1,525,452
Pool BV4532, 3.50%, 03/01/2052	1,367,467	1,216,130
Pool BW9710, 3.00%, 05/01/2053	1,831,339	1,557,872
Pool CA8871, 3.00%, 02/01/2051	1,023,384	870,409
Pool CB2432, 3.00%, 12/01/2051	2,637,932	2,247,643
Pool CB2909, 3.50%, 02/01/2052	1,507,015	1,343,608
Pool DA0025, 6.00%, 09/01/2053	3,990,011	4,059,273
Pool DA4870, 6.50%, 01/01/2054	2,314,722	2,364,975
Pool FM8754, 3.00%, 09/01/2051	5,152,435	4,402,548
Pool FS0031, 2.50%, 10/01/2051	1,060,986	866,269
Pool FS0195, 2.50%, 01/01/2052	3,689,326	3,035,434
Pool FS0491, 3.50%, 01/01/2052	2,528,594	2,238,892
Pool FS0731, 2.00%, 02/01/2052	974,565	772,365
Pool FS1480, 2.50%, 11/01/2051	549,827	452,998
Pool FS4862, 2.50%, 10/01/2051	7,131,885	5,876,225
Pool FS5314, 2.00%, 05/01/2052	7,239,205	5,649,654
Pool FS5458, 5.50%, 08/01/2053	6,577,202	6,496,159
Pool FS6744, 2.50%, 10/01/2051	6,168,648	5,114,663
Pool FS7086, 5.50%, 09/01/2053	5,242,404	5,189,994
Pool FS8791, 6.00%, 08/01/2054	6,272,072	6,316,370
Pool FS9155, 5.50%, 09/01/2054	2,366,526	2,348,556
Pool MA2897, 3.00%, 02/01/2037	368,012	341,660
Pool MA4565, 3.50%, 03/01/2052	2,150,478	1,910,744

	Par	Value
Pool MB0291, 5.00%, 12/01/2054	$3,050,000	$2,945,280
Series 2012-65, Class HJ, 5.00%, 07/25/2040	157,183	157,074
Series 2021-95, Class WI, 1.57%, 02/25/2035(a)(c)	3,667,651	207,120
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3, 7.93% (30 day avg SOFR US + 3.36%), 05/25/2025	14,410	14,458
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	203,710	203,290
Pool 781950, 4.50%, 07/15/2035	423,260	408,833
Pool 783467, 4.00%, 10/15/2041	2,396,989	2,267,086
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,822,798	2,619,461
Pool MA2754, 3.50%, 04/20/2045	921,719	837,710
Pool MA6994, 2.00%, 11/20/2050	3,222,585	2,585,174
Pool MA7106, 2.00%, 01/20/2036	520,099	465,421
Pool MA7164, 2.00%, 02/20/2036	505,103	452,017
Pool MA7192, 2.00%, 02/20/2051	10,717,453	8,591,107
Pool MA7254, 2.00%, 03/20/2051	3,325,387	2,664,985
Pool MA7419, 3.00%, 06/20/2051	5,987,233	5,204,113
Pool MA7471, 2.00%, 07/20/2051	6,783,044	5,433,497
Pool MA7650, 3.00%, 10/20/2051	5,877,153	5,105,363
Pool MA7774, 6.00%, 11/20/2051	246,997	253,529
Pool MA8268, 4.50%, 09/20/2052	4,265,492	4,041,999
Pool MA8642, 2.50%, 02/20/2053	5,896,921	4,935,882
Government National Mortgage Association
4.00%, 01/15/2055(b)	2,484,000	2,288,107
Series 2017-167, Class SE, 1.72% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(d)	1,699,861	202,769
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,144	631,276
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	813,190
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,288,728
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	886,335
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,626,608
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $186,725,918)		177,984,049
CORPORATE BONDS - 31.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	6,530,000	5,692,055
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026(e)	2,800,000	2,852,651

The accompanying notes are an integral part of these financial statements.

19

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
6.61% to 09/13/2028 then SOFR + 2.33%, 09/13/2029(e)	$2,725,000	$2,849,090
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	6,015,000	5,689,725
AT&T, Inc., 4.35%, 03/01/2029	5,835,000	5,711,487
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,845,000	2,845,077
BBVA Bancomer SA/Texas, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039(e)	2,805,000	2,863,599
Broadcom, Inc., 4.55%, 02/15/2032	5,895,000	5,702,332
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(e)	5,350,000	5,692,281
Carrier Global Corp., 2.24%, 02/15/2025	5,730,000	5,707,456
Crown Castle, Inc., 3.30%, 07/01/2030	6,285,000	5,719,878
Eastman Chemical Co., 5.75%, 03/08/2033	450,000	458,613
Equinix, Inc., 3.20%, 11/18/2029	9,320,000	8,574,269
Ferguson Finance PLC, 4.65%, 04/20/2032(e)	5,975,000	5,702,626
Ford Motor Credit Co. LLC, 7.45% (SOFR + 2.95%), 03/06/2026	2,235,000	2,278,792
Fortis, Inc./Canada, 3.06%, 10/04/2026	5,890,000	5,708,885
Intesa Sanpaolo SpA
7.80%, 11/28/2053(e)	2,530,000	2,832,866
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054(e)	2,665,000	2,849,438
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,915,000	5,692,968
Kreditanstalt fuer Wiederaufbau, 0.63%, 01/22/2026	19,025,000	18,307,753
Mercer International, Inc., 12.88%, 10/01/2028(e)	2,660,000	2,866,693
MSCI, Inc., 3.63%, 09/01/2030(e)	3,130,000	2,861,085
Nationwide Building Society, 4.30% to 03/08/2028 then 3 mo. LIBOR US + 1.45%, 03/08/2029(e)(f)	2,935,000	2,852,185
NatWest Group PLC, 5.08% to 01/27/2029 then 3 mo. LIBOR US + 1.91%, 01/27/2030(f)	2,880,000	2,852,579
Oracle Corp., 6.15%, 11/09/2029	5,445,000	5,712,894
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	5,205,000	5,683,813
Regal Rexnord Corp., 6.30%, 02/15/2030	5,545,000	5,706,587
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,860,000	5,712,124
Revvity, Inc., 2.25%, 09/15/2031	10,360,000	8,541,908
Roper Technologies, Inc., 1.75%, 02/15/2031	5,195,000	4,269,349

	Par	Value
Societe Generale SA, 5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual(e)	$3,355,000	$2,858,636
Sprint Capital Corp., 8.75%, 03/15/2032	7,155,000	8,551,609
Stryker Corp., 1.95%, 06/15/2030	3,675,000	3,160,548
Waste Connections, Inc., 5.00%, 03/01/2034	8,755,000	8,549,761
Yara International ASA, 7.38%, 11/14/2032(e)	2,615,000	2,837,883
TOTAL CORPORATE BONDS (Cost $177,988,128)		176,749,495
U.S. TREASURY SECURITIES - 18.5%
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,339,203
4.13%, 08/15/2053	6,000,000	5,345,737
United States Treasury Note
3.25%, 06/30/2027	2,800,000	2,734,769
3.75%, 08/15/2027	15,000,000	14,811,771
3.50%, 04/30/2028	2,980,000	2,905,528
2.88%, 05/15/2028	13,560,000	12,955,209
4.25%, 06/30/2029	2,200,000	2,188,338
0.88%, 11/15/2030	4,565,000	3,736,082
1.88%, 02/15/2032	13,990,000	11,771,235
4.50%, 11/15/2033	22,200,000	22,106,446
United States Treasury STRIP, 4.39%, 05/15/2043(g)	61,020,000	24,143,452
TOTAL U.S. TREASURY SECURITIES (Cost $111,300,102)		105,037,770
FOREIGN GOVERNMENT AGENCY ISSUES - 14.5%
Asian Development Bank, 2.88%, 05/06/2025	18,050,000	17,957,089
European Investment Bank, 1.38%, 03/15/2027	24,655,000	23,140,926
Inter-American Development Bank, 0.88%, 04/20/2026	22,670,000	21,681,542
International Bank for Reconstruction & Development, 0.63%, 04/22/2025	20,000,000	19,775,836
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $83,093,425)		82,555,393
ASSET-BACKED SECURITIES - 4.8%
American Homes 4 Rent, Series 2015-SFR1, Class D, 4.41%, 04/17/2052(e)	520,000	517,868
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,224,450

The accompanying notes are an integral part of these financial statements.

20

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2023-3, Class A2A, 5.72%, 11/16/2026	$922,440	$924,712
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	990,570	996,454
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,559,363
Series 2023-B, Class A2, 5.90%, 02/16/2027	2,066,662	2,074,351
Dext ABS Funding LLC, Series 2021-1, Class B, 1.76%, 02/15/2028(e)	456,902	455,131
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026(e)	77,015	76,477
Series 2024-1A, Class A2, 5.69%, 02/15/2030(e)	1,943,690	1,963,001
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	1,907,816	1,931,739
Series 2024-3A, Class A2, 4.94%, 11/15/2030(e)	2,255,000	2,251,386
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,496,618
Series 2024-D, Class B, 4.88%, 09/15/2030	1,000,000	1,001,116
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	1,000,310	1,001,454
Series 2023-C, Class A2, 5.76%, 08/17/2026	2,248,074	2,253,513
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(e)	157,903	156,560
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.90%, 03/25/2049(e)	1,000,000	1,016,995
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,545,000	2,564,185
TOTAL ASSET-BACKED SECURITIES (Cost $27,477,848)		27,465,373
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.1%
BX Trust
Series 2024-VLT4, Class A, 5.89% (1 mo. Term SOFR + 1.49%), 07/15/2029(e)	2,725,000	2,739,794
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(c)(e)	3,430,000	3,435,541
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,202,982)		6,175,335

	Par	Value
MUNICIPAL BONDS - 0.9%
California Health Facilities Financing Authority, 3.03%, 06/01/2034	$2,650,000	$2,253,256
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	96,567
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	410,499
Colorado Health Facilities Authority, 3.36%, 12/01/2030 (Obligor: Covenant Living Cmn)	1,325,000	1,162,699
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	869,728
University of California, 2.99%, 05/15/2026	355,000	348,571
TOTAL MUNICIPAL BONDS (Cost $5,871,539)		5,141,320
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	289,466
Series Q007, Class APT1, 7.40%, 10/25/2047(c)	107,329	107,330
Series Q010, Class APT1, 6.74%, 04/25/2046(c)	84,417	84,948
Federal National Mortgage Association, Pool 467095, 5.90%, 01/01/2041	236,588	248,513
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(a)(c)	216,043	4,384
Series 2014-45, Class BI, 0.49%, 07/16/2054(a)(c)	345,375	3,137
Series 2015-172, Class IO, 0.60%, 03/16/2057(a)(c)	196,105	4,090
Series 2016-40, Class IO, 0.57%, 07/16/2057(a)(c)	389,135	8,303
Series 2016-56, Class IO, 0.96%, 11/16/2057(a)(c)	254,336	10,846
Series 2016-98, Class IO, 0.84%, 05/16/2058(a)(c)	410,073	17,214
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $876,635)		778,231
	Shares
SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class Z, 4.37%(h)	6,592,657	6,592,657

The accompanying notes are an integral part of these financial statements.

21

Brown Advisory Sustainable Bond Fund
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS - (Continued)
U.S. Treasury Bills - 0.1%
4.58%, 01/09/2025(i)	$800,000	$799,346
TOTAL SHORT-TERM INVESTMENTS (Cost $7,391,851)		7,392,003
TOTAL INVESTMENTS - 103.6% (Cost $606,928,428)		$589,278,969
Liabilities in Excess of Other Assets - (3.6)%		(20,208,594)
TOTAL NET ASSETS - 100.0%		$569,070,373

Percentages are stated as a percent of net assets.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Zero-coupon bond. The rate shown is the effective yield as of December 31, 2024.
(h)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(i)	This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

22

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	63	03/31/2025	$12,944,170	$12,953,391	$9,221
U.S. Treasury 5 Year Note	435	03/31/2025	46,422,582	46,242,539	(180,043)
U.S. Treasury Ultra Bonds	241	03/20/2025	29,762,205	28,656,406	(1,105,799)
			$89,128,957	$87,852,336	$(1,276,621)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(34)	03/20/2025	$(3,862,828)	$(3,784,625)	$78,203
U.S. Treasury 10 Year Notes	(242)	03/20/2025	(26,573,241)	(26,317,500)	255,741
U.S. Treasury Long Bonds	(98)	03/20/2025	(11,383,780)	(11,156,687)	227,093
			$(41,819,849)	$(41,258,812)	$561,037
Total Unrealized Appreciation (Depreciation)					$ (715,584)

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

23

BROWN ADVISORY MARYLAND BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.9%
General Obligation Bonds - 20.5%
Anne Arundel County Maryland, 5.00%, 10/01/2033	$2,000,000	$2,061,649
Baltimore County Maryland, 4.00%, 03/01/2038	5,000,000	5,142,901
Frederick County Maryland, 1.88%, 10/01/2038	8,755,000	6,504,109
Howard County Maryland, 1.75%, 08/15/2036	7,875,000	6,040,965
Hyattsville Maryland
5.00%, 01/01/2025	310,000	310,000
5.00%, 01/01/2026	160,000	161,948
5.00%, 01/01/2027	170,000	174,089
5.00%, 01/01/2044	2,065,000	2,081,534
Maryland State, 3.00%, 06/01/2031	7,500,000	7,250,134
Montgomery County Maryland, 3.00%, 10/01/2034	3,370,000	3,140,527
Prince George’s County Maryland, 5.00%, 10/01/2025	1,500,000	1,521,615
		34,389,471
Revenue Bonds - 77.4%
Austin Texas, 7.88%, 09/01/2026	475,000	476,722
Baltimore Maryland
5.00%, 06/15/2030	520,000	520,353
3.25%, 06/01/2031(a)	225,000	213,391
4.50%, 06/01/2033	1,470,000	1,486,887
5.00%, 06/15/2033	670,000	670,417
3.50%, 06/01/2039(a)	1,260,000	1,111,818
California Municipal Finance Authority, 5.00%, 11/01/2039(a)	1,750,000	1,694,613
Florida Development Finance Corp., 5.00%, 07/01/2044	3,435,000	3,530,972
Franklin County Ohio, 5.00%, 11/15/2034	1,550,000	1,550,479
Frederick County Maryland
5.00%, 07/01/2029	1,975,000	2,090,055
5.00%, 07/01/2030	1,385,000	1,477,437
3.75%, 07/01/2039	1,410,000	1,263,350
Gaithersburg Maryland
5.00%, 01/01/2028	1,000,000	1,022,618
5.00%, 01/01/2033	2,000,000	2,040,103
Lehigh County Pennsylvania, 3.82% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	2,550,000	2,533,121
Main Street Natural Gas, Inc., 4.63% (SOFR + 1.70%), 12/01/2053	5,500,000	5,665,688
Maryland Community Development Administration
1.50%, 09/01/2027	1,270,000	1,174,378
5.00%, 09/01/2030	1,245,000	1,312,065
5.00%, 09/01/2031	1,030,000	1,086,588
4.60%, 03/01/2042	3,930,000	3,963,628
2.41%, 07/01/2043	2,660,000	1,842,306

	Par	Value
Maryland Economic Development Corp.
5.00%, 07/01/2028	$1,000,000	$1,046,669
5.00%, 07/01/2029	750,000	793,053
5.00%, 06/01/2035	6,715,000	6,823,943
4.10%, 10/01/2036(b)	2,600,000	2,647,454
4.00%, 07/01/2040	1,500,000	1,418,550
4.50%, 07/01/2044	4,500,000	4,246,082
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2026	420,000	423,820
5.00%, 08/15/2027	4,000,000	4,015,468
5.00%, 07/01/2029	2,000,000	2,078,143
4.00%, 10/01/2030	100,000	100,015
4.00%, 10/01/2031	300,000	300,039
5.00%, 08/15/2033	1,250,000	1,252,123
5.00%, 07/01/2034	1,955,000	1,969,145
5.00%, 01/01/2036	1,000,000	1,017,589
5.00%, 05/15/2037	5,000,000	5,025,068
5.00%, 07/01/2037	1,200,000	1,206,527
5.00%, 07/01/2038	1,500,000	1,552,037
5.00%, 05/15/2042	4,335,000	4,438,628
5.00%, 07/01/2043	1,310,000	1,339,907
5.00%, 07/01/2045(b)	4,000,000	4,128,124
Maryland Stadium Authority
5.00%, 05/01/2030	3,000,000	3,065,829
5.00%, 06/01/2034	1,040,000	1,159,119
4.00%, 06/01/2035	1,340,000	1,372,991
4.00%, 06/01/2037	1,000,000	1,019,829
5.00%, 05/01/2038	5,000,000	5,214,017
3.00%, 06/01/2041	4,460,000	3,762,711
Maryland State Department of Transportation
3.00%, 06/01/2026	6,000,000	5,937,969
5.00%, 08/01/2033	1,000,000	1,066,210
2.50%, 10/01/2033	1,395,000	1,246,564
2.13%, 10/01/2036	1,000,000	806,608
4.00%, 08/01/2038	1,150,000	1,129,253
Maryland State Transportation Authority, 5.00%, 07/01/2028	2,420,000	2,533,911
Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/01/2035	4,330,000	4,305,076
Metropolitan Washington DC Airports Authority Aviation Revenue, 5.00%, 10/01/2040	1,500,000	1,543,254
Miami-Dade County Florida Expressway Authority, 5.50% (1 mo. Term SOFR + 1.05%), 07/01/2032	5,000,000	5,022,897
New York Transportation Development Corp., 6.00%, 04/01/2035	3,000,000	3,342,589
Washington Suburban Sanitary Commission, 3.00%, 06/01/2047	5,600,000	4,417,216
		129,495,416
TOTAL MUNICIPAL BONDS (Cost $167,769,845)		163,884,887

The accompanying notes are an integral part of these financial statements.

24

BROWN ADVISORY MARYLAND BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
First American Government Obligations Fund - Class Z, 4.37%(c)	1,650,648	$1,650,648
TOTAL SHORT-TERM INVESTMENTS (Cost $1,650,648)		1,650,648
TOTAL INVESTMENTS - 98.9% (Cost $169,420,493)		$165,535,535
Other Assets in Excess of Liabilities - 1.1%		1,821,993
TOTAL NET ASSETS - 100.0%		$167,357,528

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

25

BROWN ADVISORY TAX-EXEMPT BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 98.2%
Alabama - 8.2%
Black Belt Energy Gas District
3.07% (SIFMA Municipal Swap Index + 0.35%), 10/01/2052	$34,225,000	$33,287,687
4.00%, 10/01/2052(a)	14,500,000	14,505,975
5.25%, 05/01/2055(a)	4,100,000	4,372,449
5.00%, 10/01/2055(a)	20,000,000	21,103,570
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	5,500,000	5,938,790
Industrial Development Board of Mobile Alabama, 3.78%, 06/01/2034(a)	2,500,000	2,509,829
Madison Alabama, 3.00%, 02/01/2036	2,730,000	2,481,529
		84,199,829
Arizona - 2.7%
Chandler Industrial Development Authority, 4.00%, 06/01/2049(a)	7,000,000	7,018,810
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	12,555,000	10,309,724
Maricopa County Unified School District No 69 Paradise Valley, 3.00%, 07/01/2031	10,500,000	10,007,853
		27,336,387
Arkansas - 0.5%
Bentonville South Dakota School District No 6
2.13%, 06/01/2041	2,680,000	1,867,261
2.13%, 06/01/2042	2,750,000	1,877,910
2.13%, 06/01/2043	2,825,000	1,887,269
		5,632,440
California - 4.0%
California Community Choice Financing Authority
5.00%, 03/01/2029	4,280,000	4,499,358
3.17% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,000,000	4,718,798
California Earthquake Authority, 5.60%, 07/01/2027	15,275,000	15,339,720
Los Angeles California Department of Airports
4.00%, 05/15/2041	3,660,000	3,574,516
4.00%, 05/15/2042	7,950,000	7,755,390
San Diego California Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	3,000,000	3,019,254
Temecula Valley California Unified School District, 3.00%, 08/01/2047	2,000,000	1,609,990
		40,517,026

	Par	Value
Colorado - 1.2%
Board of Governors of Colorado State University System, 4.00%, 03/01/2036	$3,255,000	$3,292,995
Colorado Health Facilities Authority, 5.00%, 12/01/2035	7,715,000	7,718,858
Park Creek Metropolitan District, 5.00%, 12/01/2034	1,000,000	1,008,808
		12,020,661
District of Columbia - 0.3%
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, 10/01/2032	2,660,000	2,707,916
Florida - 6.3%
Florida Development Finance Corp., 5.00%, 07/01/2044	17,500,000	17,988,938
JEA Electric System Revenue, 5.58%, 10/01/2027	4,350,000	4,383,473
Lee Florida Airport Revenue, 5.00%, 10/01/2035	5,555,000	6,033,732
Miami-Dade County Florida Expressway Authority
5.50% (1 mo. Term SOFR + 1.05%), 07/01/2026	2,715,000	2,750,017
5.50% (1 mo. Term SOFR + 1.05%), 07/01/2029	5,260,000	5,296,290
5.50% (1 mo. Term SOFR + 1.05%), 07/01/2032	8,260,000	8,297,826
5.00%, 07/01/2040	4,000,000	4,014,255
Miami-Dade Florida Aviation Revenue
5.00%, 10/01/2031	3,500,000	3,756,312
5.00%, 10/01/2038	10,000,000	10,033,927
Tampa Florida
4.61%, 09/01/2039(b)	1,100,000	580,197
4.71%, 09/01/2041(b)	1,280,000	603,979
3.76%, 09/01/2045(b)	1,850,000	702,083
		64,441,029
Georgia - 5.3%
Bartow County Georgia Development Authority, 3.95%, 12/01/2032(a)	6,295,000	6,422,625
Clayton County Development Authority, 5.00%, 07/01/2032	13,255,000	13,148,877
Main Street Natural Gas, Inc.
4.63% (SOFR + 1.70%), 12/01/2053	28,500,000	29,358,565
5.00%, 12/01/2054(a)	5,000,000	5,323,441
		54,253,508

The accompanying notes are an integral part of these financial statements.

26

BROWN ADVISORY TAX-EXEMPT BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Illinois - 7.9%
Chicago Illinois Board of Education Dedicated Capital Improvement Tax
5.25%, 04/01/2036	$3,200,000	$3,477,436
5.25%, 04/01/2037	3,700,000	4,005,602
5.25%, 04/01/2039	2,250,000	2,408,949
5.25%, 04/01/2040	5,250,000	5,593,260
5.50%, 04/01/2042	1,000,000	1,074,173
Chicago Illinois Park District, 5.00%, 01/01/2044	9,000,000	9,347,872
Chicago O’Hare International Airport, 5.00%, 01/01/2034	7,675,000	7,675,000
Du Page Illinois, 3.00%, 05/15/2047	7,680,000	6,018,333
DuPage & Cook Counties Community Unit School District No 205 Elmhurst, 2.13%, 01/01/2040	1,600,000	1,157,317
Illinois Development Finance Authority, 3.54%, 07/15/2025(b)	9,330,000	9,163,972
Illinois Finance Authority, 4.13%, 12/01/2050(a)(c)	5,000,000	4,949,200
Illinois State
5.00%, 12/01/2025	4,050,000	4,108,131
3.25%, 11/01/2026	4,910,000	4,899,999
4.00%, 10/01/2033	1,700,000	1,712,831
6.73%, 04/01/2035	5,923,077	6,165,517
Metropolitan Pier & Exposition Authority, 5.55%, 12/15/2037(b)	15,365,000	9,218,604
		80,976,196
Iowa - 0.7%
Des Moines Iowa
2.00%, 06/01/2039	4,635,000	3,358,348
1.88%, 06/01/2040	3,575,000	2,410,121
West Des Moines Iowa, 2.00%, 06/01/2040	1,280,000	889,072
		6,657,541
Kentucky - 1.6%
Kentucky Public Energy Authority
4.00%, 12/01/2049(a)	1,585,000	1,585,795
4.42% (1 mo. LIBOR US Fallback + 1.30%), 12/01/2049(d)	4,100,000	4,104,798
5.00%, 01/01/2055(a)	10,000,000	10,657,661
		16,348,254
Louisiana - 1.1%
Louisiana Public Facilities Authority, 5.00%, 06/01/2045(a)	9,000,000	9,049,283
Terrebonne Parish Louisiana, 3.19%, 04/01/2036(b)	3,045,000	1,928,611
		10,977,894

	Par	Value
Maine - 0.2%
Lewiston Maine
1.75%, 02/15/2038	$1,270,000	$875,687
1.75%, 02/15/2039	1,270,000	846,267
		1,721,954
Maryland - 0.6%
Maryland Community Development Administration, 2.41%, 07/01/2043	5,000,000	3,462,981
Maryland Economic Development Corp., 4.38%, 07/01/2036	3,000,000	2,901,547
		6,364,528
Massachusetts - 1.9%
Commonwealth of Massachusetts
2.00%, 03/01/2037	2,250,000	1,785,778
4.00%, 10/01/2038	6,000,000	6,136,121
Massachusetts Housing Finance Agency, 4.00%, 12/01/2033	2,705,000	2,620,322
Milford Massachusetts, 2.00%, 12/01/2037	3,000,000	2,305,748
Waltham Massachusetts
2.13%, 10/15/2038	3,455,000	2,701,591
2.13%, 10/15/2039	4,455,000	3,416,140
		18,965,700
Minnesota - 0.7%
Osseo Independent School District No 279, 3.00%, 02/01/2028	6,900,000	6,764,394
Missouri - 1.3%
Cass County Missouri Reorganized School District No R-2
2.00%, 03/01/2039	3,375,000	2,398,551
2.00%, 03/01/2041	2,235,000	1,530,668
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	4,764,542	3,515,063
St Charles County Francis Howell R-III School District, 3.00%, 03/01/2033	6,180,000	5,861,985
		13,306,267
Nebraska - 2.5%
Central Plains Energy Project
5.00%, 05/01/2053(a)	7,670,000	7,995,490
5.17% (SOFR + 2.18%), 05/01/2053	10,000,000	10,384,701
Omaha Nebraska School District, 2.00%, 12/15/2039	8,010,000	5,634,941
Sarpy Nebraska, 1.75%, 06/01/2036	2,710,000	2,050,136
		26,065,268

The accompanying notes are an integral part of these financial statements.

27

BROWN ADVISORY TAX-EXEMPT BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Nevada - 1.1%
Clark County Nevada, 2.10%, 06/01/2031	$4,960,000	$4,338,929
Henderson Nevada
2.00%, 06/01/2038	2,830,000	2,058,672
2.00%, 06/01/2039	1,585,000	1,130,670
Las Vegas Nevada Redevelopment Agency
5.00%, 06/15/2026	1,000,000	1,015,231
5.00%, 06/15/2028	2,280,000	2,312,857
		10,856,359
New Jersey - 2.9%
New Jersey Transportation Trust Fund Authority
4.31%, 12/15/2037(b)	5,050,000	3,037,576
4.86%, 12/15/2039(b)	16,355,000	8,953,260
5.00%, 06/15/2040	8,250,000	9,114,271
5.00%, 06/15/2042	3,500,000	3,833,258
Tobacco Settlement Financing Corp., 5.25%, 06/01/2046	5,000,000	5,125,992
		30,064,357
New Mexico - 1.3%
Farmington New Mexico, 1.80%, 04/01/2029	15,000,000	13,567,905
New York - 9.7%
Metropolitan Transportation Authority, 5.25%, 11/15/2031	11,540,000	11,707,554
Mount Vernon City School District, 3.00%, 08/15/2031	4,005,000	3,824,342
New York City New York, 5.00%, 08/01/2038	5,500,000	5,623,244
New York Convention Center Development Corp.
5.00%, 11/15/2028	8,000,000	8,089,929
5.00%, 11/15/2029	5,000,000	5,055,506
New York Liberty Development Corp., 3.13%, 09/15/2050	13,735,000	10,956,043
New York Mortgage Agency Homeowner Mortgage Revenue
4.70%, 04/01/2036	1,745,000	1,760,126
4.65%, 10/01/2043	6,380,000	6,450,035
New York State Transportation Development Corp., 5.00%, 07/01/2041	11,775,000	11,775,267
New York Transportation Development Corp., 5.25%, 12/31/2054	5,000,000	5,307,033
Port Authority of New York & New Jersey, 4.00%, 09/01/2043	2,970,000	2,782,200

	Par	Value
Suffolk County Water Authority, 3.25%, 06/01/2042	$19,000,000	$16,941,371
TSASC, Inc.
5.00%, 06/01/2030	7,960,000	8,177,270
5.00%, 06/01/2031	1,070,000	1,099,065
		99,548,985
North Carolina - 1.6%
Cary North Carolina
1.75%, 09/01/2037	6,250,000	4,689,391
1.75%, 09/01/2038	6,250,000	4,582,749
Raleigh North Carolina, 3.00%, 04/01/2028	7,120,000	7,084,010
		16,356,150
Ohio - 4.0%
American Municipal Power, Inc.
4.00%, 02/15/2037	5,310,000	5,373,966
4.00%, 02/15/2038	5,940,000	5,960,668
Buckeye Ohio Tobacco Settlement Financing Authority, 4.00%, 06/01/2037	10,325,000	10,062,344
Columbus Ohio, 3.00%, 08/15/2030	4,325,000	4,220,928
Lancaster Ohio Port Authority, 5.00%, 08/01/2049(a)	13,565,000	13,583,305
Warren County, 5.00%, 05/15/2044	2,000,000	2,060,231
		41,261,442
Oregon - 0.3%
Seaside School District No 10, 5.42%, 06/15/2040(b)	6,825,000	3,405,387
Pennsylvania - 1.5%
Delaware Valley Regional Finance Authority, 3.12% (SIFMA Municipal Swap Index + 0.40%), 03/01/2057	3,000,000	2,976,803
Lehigh Pennsylvania, 3.82% (SIFMA Municipal Swap Index + 1.10%), 08/15/2038	9,435,000	9,372,546
Philadelphia Pennsylvania Authority for Industrial Development, 5.00%, 04/01/2032	3,000,000	3,009,623
		15,358,972
Puerto Rico - 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.71%, 07/01/2031(b)	16,249,000	12,513,259
Rhode Island - 2.3%
Tobacco Settlement Financing Corp., 5.00%, 06/01/2035	23,310,000	23,407,133

The accompanying notes are an integral part of these financial statements.

28

BROWN ADVISORY TAX-EXEMPT BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
South Carolina - 1.3%
Fort Mill School District No 4, 3.00%, 03/01/2029	$6,500,000	$6,366,391
South Carolina Public Service Authority, 5.00%, 12/01/2038	5,890,000	6,493,755
		12,860,146
Tennessee - 1.8%
Knox Tennesee, 3.05%, 06/01/2035	4,905,000	4,562,352
Oak Ridge Tennessee, 2.00%, 06/01/2032	1,865,000	1,611,158
Rutherford Tennessee, 3.00%, 04/01/2036	5,355,000	4,919,971
Tennergy Corp., 5.00%, 10/01/2054(a)	6,500,000	6,824,918
		17,918,399
Texas - 13.2%
Austin Texas, 7.88%, 09/01/2026	2,000,000	2,007,250
Del Valle Independent School District
2.00%, 06/15/2038	10,135,000	7,479,515
2.00%, 06/15/2039	3,085,000	2,217,445
Denton Texas, 3.00%, 07/15/2026	7,330,000	7,248,030
Fort Worth Texas
2.00%, 03/01/2039	6,475,000	4,696,374
5.25%, 03/01/2043	15,000,000	15,008,146
Frisco Texas
2.00%, 02/15/2039	1,710,000	1,248,443
2.00%, 02/15/2040	1,745,000	1,237,889
Joshua Texas Independent School District, 3.00%, 08/15/2035	3,105,000	2,880,235
Lewisville Independent School District, 3.00%, 08/15/2028	8,635,000	8,594,945
Love Field Texas Airport Modernization Corp., 4.00%, 11/01/2036	17,720,000	17,539,438
San Marcos Texas, 2.00%, 08/15/2039	4,265,000	2,985,757
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055(a)	10,000,000	10,646,782
Texas Municipal Gas Acquisition and Supply Corp. II
3.27% (SIFMA Municipal Swap Index + 0.55%), 09/15/2027	5,315,000	5,268,129
3.74% (3 mo. Term SOFR + 0.86%), 09/15/2027	15,735,000	15,750,246
3.97% (3 mo. Term SOFR + 1.05%), 09/15/2027	10,020,000	10,070,395
Texas Municipal Power Agency
3.00%, 09/01/2035	1,630,000	1,475,695
3.00%, 09/01/2038	3,985,000	3,424,853
3.00%, 09/01/2040	3,780,000	3,121,580
Texas State, 5.50%, 08/01/2028	5,620,000	5,817,332

	Par	Value
Travis County Water Control & Improvement District No 10, 3.00%, 08/15/2041	$5,035,000	$4,172,861
Willis Texas Independent School District
2.00%, 02/15/2038	1,525,000	1,135,606
2.00%, 02/15/2039	1,500,000	1,085,361
		135,112,307
Utah - 1.7%
Utah Housing Corp.
3.00%, 01/21/2052	$5,077,881	$4,396,035
4.50%, 06/21/2052	8,746,737	8,475,441
5.00%, 10/21/2052	4,584,096	4,664,825
		17,536,301
Vermont - 0.8%
Vermont Student Assistance Corp., 5.65% (30 day avg SOFR US + 1.00%), 06/02/2042	8,082,501	8,081,444
Virginia - 1.5%
Fairfax Virginia, 3.00%, 10/01/2026	7,440,000	7,374,675
Henrico County Virginia Economic Development Authority, 6.24%, 08/23/2027(a)	1,150,000	1,150,000
Newport News Virginia Economic Development Authority, 5.00%, 12/01/2031	3,375,000	3,398,837
Suffolk Virginia
1.88%, 02/01/2038	1,645,000	1,207,617
1.88%, 02/01/2040	1,385,000	962,265
Virginia Small Business Financing Authority, 4.00%, 12/01/2036	1,230,000	1,205,958
		15,299,352
West Virginia - 0.4%
Tobacco Settlement Finance Authority, 2.55%, 06/01/2029	4,505,000	4,016,823
Wisconsin - 4.6%
Oak Creek-Franklin Joint School District, 3.15%, 04/01/2028	5,140,000	5,077,177
Public Finance Authority
4.00%, 08/01/2059(a)	22,035,000	21,815,630
4.00%, 08/01/2059(a)	14,466,000	14,348,556
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	6,000,000	6,147,244
		47,388,607
TOTAL MUNICIPAL BONDS (Cost $996,058,297)		1,003,810,120

The accompanying notes are an integral part of these financial statements.

29

BROWN ADVISORY TAX-EXEMPT BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%
First American Government Obligations Fund - Class Z, 4.37%(e)	17,577,482	$17,577,482
TOTAL SHORT-TERM INVESTMENTS (Cost $17,577,482)		17,577,482
TOTAL INVESTMENTS - 99.9% (Cost $1,013,635,779)		1,021,387,602
Other Assets in Excess of Liabilities - 0.1%		1,347,302
TOTAL NET ASSETS - 100.0%		$1,022,734,904

Percentages are stated as a percent of net assets.
LIBOR - London Interbank Offered Rate
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(b)	Zero-coupon bond. The rate shown is the effective yield as of December 31, 2024
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

30

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
MUNICIPAL BONDS - 97.3%
Alabama - 1.2%
Auburn University, 4.00%, 06/01/2034	$3,550,000	$3,551,753
Alaska - 0.3%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	890,000	897,499
Arizona - 2.6%
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,920,000	1,786,063
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,518,409
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,349,628
		7,654,100
California - 14.6%
Bay Area Toll Authority, 0.15%, 04/01/2055 (a)	3,000,000	3,000,000
California Community Choice Financing Authority
5.00%, 09/01/2029	3,805,000	4,020,189
3.17% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,568,182
5.50%, 05/01/2054(a)	5,000,000	5,290,448
5.00%, 01/01/2056(a)	5,000,000	5,454,347
California Earthquake Authority, 5.60%, 07/01/2027	16,095,000	16,163,194
California Municipal Finance Authority
5.00%, 11/01/2029(b)	1,020,000	1,035,470
5.00%, 11/01/2049(b)	1,575,000	1,446,289
California School Finance Authority, 5.00%, 07/01/2037(b)	1,180,000	1,206,755
		43,184,874
Colorado - 4.2%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	3,000,000	3,106,027
Colorado Health Facilities Authority, 4.00%, 12/01/2040	3,500,000	3,313,960
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	5,625,000	5,955,448
		12,375,435
District of Columbia - 0.8%
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026(a)	2,500,000	2,534,372
Florida - 3.4%
Florida Development Finance Corp., 5.00%, 07/01/2044	5,500,000	5,653,666
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,455,975
		10,109,641

	Par	Value
Georgia - 0.8%
Cartersville Georgia, 2.00%, 10/01/2039	$3,195,000	$2,337,831
Illinois - 7.3%
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,433,158
4.00%, 01/01/2036	2,930,000	2,944,445
4.00%, 01/01/2036	1,000,000	999,957
Du Page County Illinois, 3.00%, 05/15/2047	7,495,000	5,873,360
Illinois Finance Authority, 4.13%, 12/01/2050(a)(b)	2,500,000	2,474,600
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,738,199
Illinois State, 5.00%, 02/01/2039	5,150,000	5,152,602
		21,616,321
Indiana - 3.8%
Greenfield-Central Community School Corp., 5.00%, 01/15/2025	1,535,000	1,535,501
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026(a)	4,452,000	4,478,342
Indianapolis Local Public Improvement Bond Bank, 5.00%, 02/01/2049	5,050,000	5,327,454
		11,341,297
Iowa - 3.1%
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,282,216
2.00%, 06/01/2039	2,555,000	1,759,154
Iowa Finance Authority
3.88%, 01/01/2042(a)	4,000,000	4,004,615
2.75%, 07/01/2049(a)	2,050,000	2,050,000
		9,095,985
Louisiana - 0.8%
Louisiana Housing Corp., 5.00%, 11/01/2026(a)	2,300,000	2,328,518
Maine - 0.5%
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,493,114
Maryland - 5.8%
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	979,998
4.00%, 01/01/2040	1,525,000	1,483,023
Maryland Community Development Administration, 2.41%, 07/01/2043	2,500,000	1,731,491
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,205,767

The accompanying notes are an integral part of these financial statements.

31

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Maryland - (Continued)
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2038	$10,000,000	$10,004,513
2.35%, 07/01/2041(a)	1,800,000	1,800,000
		17,204,792
Massachusetts - 0.3%
Massachusetts Development Finance Agency, 3.32% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049(b)	1,000,000	996,851
Minnesota - 1.0%
Minnesota State, 1.75%, 08/01/2038	4,150,000	3,003,125
Missouri - 0.7%
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,858,725	2,109,038
Montana - 0.3%
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,025,964
Nebraska - 3.4%
Douglas County Nebraska, 3.25% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,775,000	7,691,724
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,485,490
		10,177,214
New Hampshire - 0.6%
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,813,413
New Jersey - 2.9%
New Jersey Economic Development Authority, 3.97% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,918,790
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,678,987
		8,597,777
New York - 12.0%
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	724,017
Build NYC Resource Corp., 5.00%, 09/01/2030	1,200,000	1,310,332
New York City Municipal Water Finance Authority
2.40%, 06/15/2033(a)	1,240,000	1,240,000
2.45%, 06/15/2050(a)	5,415,000	5,415,000

	Par	Value
New York City New York Housing Development Corp., 2.60%, 11/01/2034	$1,970,000	$1,686,972
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,774,406
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,032,932
New York State Dormitory Authority
5.25%, 05/01/2040	1,205,000	1,314,397
5.50%, 05/01/2049	750,000	809,937
New York State Housing Finance Agency, 1.65%, 05/15/2039	1,224,111	967,525
New York Transportation Development Corp.
5.00%, 07/01/2041	5,000,000	5,000,114
5.25%, 12/31/2054	5,000,000	5,307,033
		35,582,665
North Carolina - 2.9%
North Carolina Housing Finance Agency
3.38%, 07/01/2048(a)	4,000,000	3,990,790
3.20%, 07/01/2056(a)	4,700,000	4,677,569
		8,668,359
North Dakota - 1.3%
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	3,785,000	3,816,875
Ohio - 0.4%
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,054,828
Pennsylvania - 1.8%
Allegheny County Pennsylvania Hospital Development Authority, 3.30% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,733,881
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,415,205
Lancaster Municipal Authority, 5.00%, 05/01/2044	1,200,000	1,247,088
		5,396,174
Rhode Island - 1.1%
Rhode Island Housing & Mortgage Finance Corp., 3.60%, 10/01/2054(a)	3,300,000	3,261,963
South Carolina - 2.3%
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,443,837
1.88%, 03/01/2038	4,675,000	3,425,809
		6,869,646

The accompanying notes are an integral part of these financial statements.

32

BROWN ADVISORY TAX-EXEMPT SUSTAINABLE BOND FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Tennessee - 2.1%
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027(a)	$6,000,000	$6,139,271
Texas - 3.8%
Arlington Higher Education Finance Corp.
5.00%, 06/15/2039	225,000	242,005
4.00%, 06/15/2044	400,000	389,561
4.00%, 06/15/2049	270,000	256,483
4.13%, 06/15/2054	460,000	441,605
Austin Texas
7.88%, 09/01/2026	1,100,000	1,103,988
4.25%, 11/01/2032(b)	470,000	463,518
5.00%, 11/01/2044(b)	1,126,000	1,116,291
5.25%, 11/01/2053(b)	750,000	750,356
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,411,248
Houston Texas Combined Utility System Revenue, 3.13% (SIFMA Municipal Swap Index + 0.01%), 05/15/2034	2,000,000	2,000,000
Kilgore Independent School District, 2.00%, 02/15/2052(a)	2,000,000	1,981,047
		11,156,102
Utah - 5.3%
Utah County Utah, 2.40%, 05/15/2058(a)	5,600,000	5,600,000
Utah Housing Corp.
3.63%, 02/01/2026	1,957,000	1,956,067
3.00%, 01/21/2052	1,692,627	1,465,345
4.50%, 06/21/2052	4,373,621	4,237,965
5.00%, 10/21/2052	2,292,048	2,332,412
		15,591,789
Virginia - 0.7%
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,220,347
Wisconsin - 5.2%
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	716,262
1.88%, 12/01/2038	1,320,000	899,854
1.88%, 12/01/2039	2,650,000	1,747,295
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,070,047
Public Finance Authority, 4.00%, 08/01/2059(a)	3,990,000	3,957,607
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	731,846
2.00%, 03/01/2039	1,500,000	1,064,479

	Par	Value
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058(a)	$5,000,000	$5,122,703
		15,310,093
TOTAL MUNICIPAL BONDS (Cost $292,684,425)		288,517,026

	Shares
SHORT-TERM INVESTMENTS - 1.6%
Money Market Funds - 1.6%
First American Government Obligations Fund - Class Z, 4.37%(c)	4,729,306	4,729,306
TOTAL SHORT-TERM INVESTMENTS (Cost $4,729,306)		4,729,306
TOTAL INVESTMENTS - 98.9% (Cost $297,413,731)		293,246,332
Other Assets in Excess of Liabilities - 1.1%		3,175,148
TOTAL NET ASSETS - 100.0%		$296,421,480

Percentages are stated as a percent of net assets.
SIFMA - Securities Industry and Financial Markets Association
(a)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

33

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 94.5%
Fannie Mae Grantor Trust, Series 2017-T1, Class A, 2.90%, 06/25/2027	$1,984,568	$1,896,780
Fannie Mae Whole Loan
Series 2003-W10, Class 3A5, 4.30%, 06/25/2043	5,148	4,747
Series 2003-W12, Class 1A8, 4.55%, 06/25/2043	8,279	8,179
Series 2003-W12, Class 1A9, 4.48%, 06/25/2043	1,380	1,361
Series 2003-W12, Class 2A6, 5.00%, 06/25/2043	5,635	5,521
Series 2003-W12, Class 2A7, 4.68%, 06/25/2043	4,830	4,636
Federal Home Loan Mortgage Corp.
Pool 1G2249, 6.78% (RFUCCT1Y + 1.78%), 10/01/2037	33,494	33,902
Pool 1H1348, 7.23% (1 yr. CMT Rate + 2.14%), 10/01/2036	11,626	12,085
Pool 1J0204, 7.11% (RFUCCT1Y + 1.75%), 05/01/2035	13,969	14,066
Pool 1J1681, 7.73% (RFUCCT1Y + 1.98%), 06/01/2037	16,877	17,284
Pool 1L1263, 6.61% (1 yr. CMT Rate + 2.25%), 03/01/2036	12,617	13,054
Pool 847727, 7.49% (RFUCCT1Y + 1.74%), 02/01/2037	2,919	2,958
Pool A14256, 5.50%, 10/01/2033	29,685	29,939
Pool A46629, 5.00%, 08/01/2035	29,342	29,185
Pool B31891, 5.38%, 01/01/2037	59,869	60,411
Pool B31900, 5.38%, 02/01/2037	76,972	77,394
Pool B31934, 5.38%, 04/01/2037	38,145	38,352
Pool B31976, 5.10%, 05/01/2037	77,394	77,378
Pool C03427, 5.50%, 10/01/2039	225,020	226,403
Pool C53878, 5.50%, 12/01/2030	34,086	34,645
Pool C66421, 6.50%, 02/01/2032	41,949	43,058
Pool C91366, 4.50%, 04/01/2031	72,565	72,119
Pool C91826, 3.00%, 05/01/2035	305,150	282,833
Pool G04540, 6.00%, 08/01/2038	94,767	98,351
Pool G04655, 6.00%, 08/01/2038	85,108	88,293
Pool G08348, 5.00%, 06/01/2039	50,851	50,757
Pool G08828, 5.50%, 04/01/2048	72,805	73,748
Pool G20028, 7.50%, 12/01/2036	65,623	67,185
Pool G30932, 4.50%, 03/01/2034	85,691	85,237
Pool G31063, 3.50%, 11/01/2037	511,501	481,807
Pool K93349, 4.00%, 11/01/2035	205,057	197,017
Pool K93365, 3.50%, 11/01/2035	156,746	149,129
Pool N30530, 5.50%, 01/01/2029	26,439	26,634
Pool N70071, 6.00%, 06/01/2035	90,739	91,286
Pool N70078, 5.50%, 01/01/2033	126,229	126,174
Pool N70082, 6.00%, 07/01/2038	260,751	262,900
Pool QC5310, 3.00%, 08/01/2051	1,353,286	1,161,356
Pool QD7999, 4.00%, 03/01/2052	3,654,325	3,349,591
Pool QD9382, 4.00%, 04/01/2052	2,621,054	2,402,791

	Par	Value
Pool QD9775, 4.00%, 04/01/2052	$2,519,101	$2,308,843
Pool QE0380, 2.50%, 04/01/2052	852,264	702,984
Pool QE0622, 2.00%, 04/01/2052	501,780	396,775
Pool QE0898, 4.50%, 04/01/2052	2,637,661	2,486,656
Pool QE2358, 3.50%, 05/01/2052	2,921,992	2,589,874
Pool QF0493, 5.50%, 09/01/2052	2,176,628	2,165,625
Pool QF0773, 5.50%, 09/01/2052	2,781,981	2,763,116
Pool RA6766, 2.50%, 02/01/2052	1,708,423	1,409,553
Pool RA6966, 2.00%, 03/01/2052	3,441,339	2,714,469
Pool RA7374, 3.00%, 05/01/2052	3,517,947	2,995,833
Pool RA7935, 5.00%, 09/01/2052	2,553,015	2,493,205
Pool RC2401, 2.00%, 01/01/2037	3,035,827	2,700,328
Pool SB0531, 2.50%, 06/01/2036	2,929,280	2,675,345
Pool SD0846, 2.50%, 02/01/2052	2,830,296	2,325,430
Pool SD1846, 4.50%, 10/01/2052	3,016,699	2,846,557
Pool SD3234, 2.50%, 12/01/2051	3,309,487	2,720,965
Pool SD3475, 5.50%, 08/01/2053	2,663,009	2,644,527
Pool SD3477, 6.50%, 08/01/2053	1,256,093	1,295,918
Pool SD4697, 6.00%, 02/01/2054	3,931,081	3,985,052
Pool SD5573, 3.00%, 08/01/2052	3,160,507	2,727,628
Pool SD8196, 3.50%, 02/01/2052	4,384,245	3,898,860
Pool T30346, 5.38%, 10/01/2037	66,137	66,411
Pool U30606, 5.10%, 09/01/2037	45,001	44,799
Pool U30653, 5.13%, 07/01/2037	44,800	45,143
Pool U30681, 5.10%, 09/01/2037	184,467	184,429
Pool U30800, 5.10%, 11/01/2037	65,976	65,970
Pool U31874, 5.38%, 04/01/2038	121,297	121,799
Series 1843, Class Z, 7.00%, 04/15/2026	36	36
Series 2517, Class Z, 5.50%, 10/15/2032	26,826	27,328
Series 2890, Class ZA, 5.00%, 11/15/2034	131,554	132,193
Series 2907, Class VZ, 4.50%, 05/15/2034	474,878	468,453
Series 3150, Class DZ, 5.50%, 05/15/2036	253,003	258,628
Series 3294, Class CB, 5.50%, 03/15/2037	153,497	157,708
Series 366, Class IO, 4.00%, 08/15/2049 (a)	677,346	110,612
Series 4121, Class DH, 2.00%, 10/15/2042	762,124	515,521
Series 4888, Class AC, 3.50%, 01/15/2049	593,890	532,298
Series 4891, Class PA, 3.50%, 07/15/2048	87,160	84,753
Series 5080, Class PB, 1.25%, 03/25/2050	1,877,651	1,413,488
Series 5083, Class UB, 1.25%, 03/25/2051	2,400,693	1,781,147
Federal National Mortgage Association
2.00%, 01/15/2055(b)	17,120,000	13,322,838
4.50%, 01/15/2055(b)	1,500,000	1,410,943
5.00%, 01/15/2055(b)	3,760,000	3,629,268

The accompanying notes are an integral part of these financial statements.

34

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Continued)
5.50%, 01/15/2055(b)	$5,400,000	$5,329,286
6.00%, 01/15/2055(b)	6,530,000	6,561,120
Pool 257203, 5.00%, 05/01/2028	200,206	200,481
Pool 336422, 3.43% (3 yr. CMT Rate + 2.30%), 10/01/2025	1,339	1,332
Pool 344903, 5.50%, 10/01/2025	323	326
Pool 356232, 6.50%, 01/01/2026	9,227	9,417
Pool 356329, 6.78% (1 yr. CMT Rate + 2.65%), 01/01/2027	18,139	18,229
Pool 363850, 6.81% (1 yr. CMT Rate + 2.13%), 04/01/2027	7,090	7,099
Pool 406380, 7.30% (1 yr. CMT Rate + 2.17%), 11/01/2027	6,807	6,859
Pool 406521, 5.90% (1 yr. CMT Rate + 2.52%), 05/01/2026	2,166	2,160
Pool 520478, 6.66% (1 yr. CMT Rate + 2.16%), 11/01/2029	6,707	6,760
Pool 628837, 6.50%, 03/01/2032	6,621	6,830
Pool 640225, 5.40% (1 yr. CMT Rate + 2.27%), 04/01/2032	10,885	11,035
Pool 642122, 5.40% (1 yr. CMT Rate + 2.27%), 03/01/2032	6,827	6,918
Pool 656181, 6.35% (1 yr. CMT Rate + 2.16%), 08/01/2031	22,901	23,154
Pool 662138, 7.43% (1 yr. CMT Rate + 2.30%), 09/01/2032	27,854	28,563
Pool 668309, 7.14% (1 yr. CMT Rate + 2.02%), 11/01/2032	16,592	16,692
Pool 723313, 7.67% (1 yr. CMT Rate + 2.54%), 09/01/2031	24,835	25,503
Pool 741373, 6.78% (1 yr. CMT Rate + 2.28%), 12/01/2033	13,517	13,838
Pool 744805, 6.64% (RFUCCT6M + 1.52%), 11/01/2033	3,324	3,314
Pool 745626, 7.16% (1 yr. CMT Rate + 2.14%), 05/01/2036	15,350	15,775
Pool 745818, 6.50%, 09/01/2036	55,047	56,489
Pool 751498, 6.34% (1 yr. CMT Rate + 2.22%), 11/01/2033	4,939	5,030
Pool 764342, 6.90% (RFUCCT6M + 1.52%), 02/01/2034	21,546	21,633
Pool 774969, 7.15% (1 yr. CMT Rate + 2.28%), 04/01/2034	22,501	23,022
Pool 783554, 7.34% (1 yr. CMT Rate + 2.21%), 07/01/2034	90,447	93,405
Pool 819649, 6.12% (RFUCCT1Y + 1.52%), 03/01/2035	2,542	2,565
Pool 830970, 7.58% (RFUCCT1Y + 1.83%), 08/01/2035	2,818	2,837
Pool 836715, 6.64% (RFUCCT1Y + 1.77%), 10/01/2035	42,962	43,728
Pool 837329, 7.17% (1 yr. CMT Rate + 2.04%), 09/01/2035	18,412	18,812
Pool 842006, 4.25%, 10/01/2035	89,674	85,955
Pool 850232, 4.25%, 12/01/2035	146,345	140,235

	Par	Value
Pool 865849, 5.97% (RFUCCT1Y + 1.60%), 03/01/2036	$7,850	$7,944
Pool 868568, 6.59% (RFUCCT1Y + 1.78%), 04/01/2036	7,191	7,327
Pool 877009, 8.18% (RFUCCT1Y + 2.38%), 03/01/2036	5,711	5,908
Pool 882017, 6.69% (RFUCCT6M + 1.56%), 05/01/2036	31,199	31,150
Pool 886163, 7.58% (RFUCCT1Y + 1.83%), 07/01/2036	14,257	14,623
Pool 889829, 5.00%, 07/01/2035	27,493	27,264
Pool 896838, 5.45%, 07/01/2036	193,193	191,694
Pool 922680, 7.32% (RFUCCT1Y + 1.91%), 11/01/2035	12,491	12,829
Pool 930507, 6.50%, 02/01/2039	77,557	79,256
Pool 941050, 7.45% (RFUCCT1Y + 1.70%), 08/01/2037	22,949	23,338
Pool 950382, 6.78% (RFUCCT6M + 1.13%), 08/01/2037	28,307	28,855
Pool 952835, 7.28% (1 yr. CMT Rate + 2.32%), 09/01/2037	27,288	28,129
Pool 955233, 6.50%, 12/01/2037	62,036	64,706
Pool 995521, 7.19% (RFUCCT1Y + 1.82%), 05/01/2037	16,049	16,120
Pool AB0577, 4.00%, 03/01/2036	158,777	150,302
Pool AD0100, 7.00%, 12/01/2038	167,411	174,021
Pool AD0427, 5.50%, 10/01/2039	124,004	124,732
Pool AD0941, 5.50%, 04/01/2040	172,326	173,630
Pool AH8447, 5.50%, 04/01/2041	150,162	150,719
Pool AI4717, 4.50%, 07/01/2031	781,686	770,952
Pool AL0407, 6.50%, 04/01/2039	147,632	150,763
Pool AL0898, 5.00%, 02/01/2031	40,278	40,293
Pool AL7654, 3.00%, 09/01/2035	337,074	312,849
Pool AS1429, 4.00%, 12/01/2043	152,958	144,313
Pool AS2249, 4.00%, 04/01/2039	1,168,540	1,103,016
Pool AV7739, 4.00%, 01/01/2044	220,307	207,161
Pool AW6485, 4.00%, 06/01/2044	124,900	117,891
Pool AW9534, 4.00%, 03/01/2045	259,848	243,892
Pool AY0382, 4.00%, 11/01/2044	175,592	169,608
Pool AZ4154, 4.00%, 06/01/2045	111,356	104,789
Pool AZ7828, 4.00%, 08/01/2045	810,395	752,855
Pool BA3674, 4.50%, 10/01/2045	482,646	464,019
Pool BC1738, 4.50%, 09/01/2043	207,678	201,369
Pool BC6366, 4.50%, 02/01/2046	304,764	292,927
Pool BD1241, 4.50%, 05/01/2046	123,935	118,973
Pool BD5189, 4.50%, 07/01/2046	540,305	519,348
Pool BD8599, 4.50%, 11/01/2046	161,622	155,221
Pool BH7686, 4.50%, 12/01/2047	196,872	187,444
Pool BJ8287, 4.50%, 01/01/2048	135,930	130,344
Pool BK5105, 5.50%, 05/01/2048	178,977	180,404
Pool BK8032, 5.50%, 06/01/2048	365,521	368,752
Pool BN4921, 5.50%, 01/01/2049	102,575	102,700
Pool BN4936, 5.50%, 12/01/2048	177,500	177,937
Pool BP5419, 3.00%, 05/01/2050	2,114,850	1,844,232
Pool BQ3248, 2.00%, 11/01/2050	2,651,599	2,083,026

The accompanying notes are an integral part of these financial statements.

35

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Pool BQ6307, 2.00%, 11/01/2050	$1,236,733	$971,345
Pool BR5634, 2.00%, 03/01/2051	760,407	600,423
Pool BV4128, 2.00%, 03/01/2052	3,541,741	2,769,428
Pool BV4532, 3.50%, 03/01/2052	2,001,517	1,780,008
Pool BW0025, 4.00%, 07/01/2052	676,438	619,138
Pool BY4776, 5.00%, 07/01/2053	1,937,884	1,871,832
Pool CB2400, 2.50%, 12/01/2051	1,703,098	1,391,945
Pool CB2539, 2.50%, 01/01/2052	2,758,116	2,274,125
Pool CB2548, 2.50%, 01/01/2052	2,785,711	2,290,812
Pool CB2789, 2.00%, 02/01/2052	3,530,243	2,758,381
Pool CB2909, 3.50%, 02/01/2052	2,260,522	2,015,412
Pool CB3103, 2.50%, 03/01/2052	3,646,601	3,021,778
Pool DA0025, 6.00%, 09/01/2053	1,944,683	1,978,441
Pool DA4870, 6.50%, 01/01/2054	2,657,644	2,715,342
Pool FM8754, 3.00%, 09/01/2051	3,434,956	2,935,032
Pool FM9501, 2.50%, 11/01/2051	1,707,312	1,410,891
Pool FM9760, 3.50%, 11/01/2051	3,368,628	3,004,927
Pool FM9973, 3.00%, 08/01/2051	2,458,727	2,118,965
Pool FS0031, 2.50%, 10/01/2051	2,885,100	2,355,613
Pool FS0348, 2.00%, 01/01/2052	3,004,898	2,371,835
Pool FS0731, 2.00%, 02/01/2052	974,565	772,365
Pool FS0832, 3.50%, 03/01/2052	2,534,115	2,260,261
Pool FS0922, 3.50%, 03/01/2052	1,344,627	1,190,714
Pool FS0945, 4.00%, 03/01/2052	3,540,494	3,246,266
Pool FS1480, 2.50%, 11/01/2051	403,399	332,357
Pool FS1521, 3.00%, 04/01/2052	3,243,760	2,793,057
Pool FS3607, 2.50%, 02/01/2037	2,731,404	2,488,900
Pool FS4862, 2.50%, 10/01/2051	3,340,250	2,752,156
Pool FS5126, 2.50%, 05/01/2051	1,570,294	1,282,501
Pool FS5314, 2.00%, 05/01/2052	3,550,438	2,770,849
Pool FS5458, 5.50%, 08/01/2053	2,912,761	2,876,870
Pool FS6744, 2.50%, 10/01/2051	3,147,430	2,609,655
Pool FS7086, 5.50%, 09/01/2053	2,874,585	2,845,846
Pool FS7269, 4.00%, 07/01/2050	1,463,281	1,367,023
Pool FS7276, 5.00%, 09/01/2053	2,791,636	2,699,261
Pool FS7518, 6.00%, 03/01/2053	1,912,569	1,941,556
Pool FS7553, 2.50%, 06/01/2037	1,558,753	1,419,635
Pool FS7744, 6.50%, 04/01/2054	1,313,699	1,364,146
Pool FS8791, 6.00%, 08/01/2054	2,822,433	2,842,367
Pool FS9155, 5.50%, 09/01/2054	1,479,079	1,467,847
Pool MA3208, 4.50%, 10/01/2037	1,243,897	1,221,988
Pool MA4208, 2.00%, 12/01/2050	903,856	709,665
Pool MA4492, 2.00%, 12/01/2051	1,072,379	838,637
Pool MA4565, 3.50%, 03/01/2052	1,689,661	1,501,299
Pool MB0291, 5.00%, 12/01/2054	2,950,000	2,848,713
Series 2001-80, Class Z, 6.00%, 01/25/2032	61,747	63,035
Series 2003-71, Class MB, 5.50%, 08/25/2033	205,947	209,825
Series 2005-110, Class GL, 5.50%, 12/25/2035	471,011	482,331
Series 2006-112, Class QC, 5.50%, 11/25/2036	675,884	691,494

	Par	Value
Series 2006-21, Class Z, 5.50%, 04/25/2036	$211,469	$216,081
Series 2007-22, Class A, 5.50%, 03/25/2037	295,933	298,523
Series 2008-2, Class PH, 5.50%, 02/25/2038	394,434	393,216
Series 2009-20, Class DS, 2.72% (-1 x 30 day avg SOFR US + 7.29%), 04/25/2039(a)(c)	460,925	59,843
Series 2012-10, Class UF, 5.23% (30 day avg SOFR US + 0.66%), 02/25/2042	44,525	44,109
Series 2012-139, Class HI, 2.50%, 12/25/2027(a)	270,612	6,202
Series 2012-27, Class PI, 4.50%, 02/25/2042(a)	418,917	29,554
Series 2012-65, Class HJ, 5.00%, 07/25/2040	785,916	785,371
Series 2013-15, Class QI, 3.00%, 03/25/2028(a)	21,161	643
Series 2013-34, Class IG, 3.00%, 05/25/2042(a)	235,811	20,455
Series 2014-8, Class IQ, 4.00%, 03/25/2034(a)	938,454	95,784
Series 2015-40, Class LI, 4.50%, 03/25/2045(a)	290,919	50,350
Series 2018-86, Class JA, 4.00%, 05/25/2047	116,419	115,119
Series 2019-37, Class IM, 5.00%, 07/25/2049(a)	755,301	140,222
Series 2021-95, Class WI, 1.57%, 02/25/2035(a)(d)	4,715,550	266,297
Ginnie Mae I Pool
Pool 589694, 4.50%, 08/15/2029	511,006	506,087
Pool 623145, 5.50%, 10/15/2028	101,621	104,342
Pool 728157, 3.75%, 11/15/2029	16,943	16,509
Pool 784315, 6.00%, 06/15/2036	17,734	18,127
Ginnie Mae II Pool
Pool 3160, 6.00%, 11/20/2031	185,272	191,463
Pool 3489, 6.00%, 12/20/2033	270,944	278,985
Pool 4194, 5.50%, 07/20/2038	94,872	96,052
Pool 770225, 4.25%, 08/20/2031	163,824	161,149
Pool 770226, 4.75%, 09/20/2036	176,746	172,107
Pool 782173, 5.50%, 05/20/2035	143,404	146,932
Pool AC0521, 5.50%, 05/20/2042	506,945	515,750
Pool BM9287, 4.00%, 08/20/2049	837,948	775,714
Pool BT1891, 2.50%, 12/20/2050	1,019,653	832,543
Pool CJ2171, 4.00%, 05/20/2052	1,506,956	1,433,921
Pool MA6598, 2.50%, 04/20/2050	1,068,971	897,691
Pool MA6656, 3.00%, 05/20/2050	2,569,502	2,239,924
Pool MA6994, 2.00%, 11/20/2050	1,575,692	1,264,028
Pool MA7051, 2.00%, 12/20/2050	3,288,972	2,637,792
Pool MA7106, 2.00%, 01/20/2036	520,099	465,421
Pool MA7164, 2.00%, 02/20/2036	505,103	452,017
Pool MA7192, 2.00%, 02/20/2051	3,267,516	2,619,240
Pool MA7254, 2.00%, 03/20/2051	3,391,895	2,718,284

The accompanying notes are an integral part of these financial statements.

36

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Pool MA7312, 2.50%, 04/20/2051	$3,188,826	$2,666,459
Pool MA7419, 3.00%, 06/20/2051	2,993,616	2,602,057
Pool MA7471, 2.00%, 07/20/2051	3,325,880	2,664,166
Pool MA7650, 3.00%, 10/20/2051	2,938,577	2,552,681
Pool MA7834, 6.00%, 01/20/2052	302,848	315,504
Pool MA8268, 4.50%, 09/20/2052	1,974,923	1,871,445
Pool MA8348, 5.00%, 10/20/2052	3,307,953	3,219,913
Pool MA8642, 2.50%, 02/20/2053	3,032,702	2,538,454
Pool MB0025, 5.00%, 11/20/2054	1,600,000	1,553,421
Government National Mortgage Association
2.00%, 01/15/2055(b)	4,300,000	3,439,664
2.50%, 01/15/2055(b)	6,920,000	5,779,822
3.00%, 01/15/2055(b)	1,205,000	1,045,055
3.50%, 01/15/2055(b)	3,300,000	2,950,028
4.50%, 01/15/2055(b)	3,190,000	3,015,547
Series 2004-93, Class PD, 5.00%, 11/16/2034	273,805	272,941
Series 2006-40, Class B, 6.00%, 08/20/2036	49,571	49,930
Series 2010-105, Class IB, 4.50%, 01/16/2040(a)	462,442	39,848
Series 2011-156, Class PM, 2.00%, 04/20/2040	682,000	531,849
Series 2011-2, Class DP, 5.46%, 03/20/2039(d)	366,499	371,585
Series 2012-143, Class IC, 5.00%, 10/16/2041(a)	757,618	126,958
Series 2012-52, Class WA, 6.18%, 04/20/2038(d)	284,891	291,694
Series 2012-97, Class GB, 2.00%, 08/16/2042	831,612	662,903
Series 2013-168, Class IA, 2.50%, 11/16/2028(a)	129,047	2,997
Series 2013-86, Class IA, 5.00%, 06/20/2043(a)	401,455	42,996
Series 2014-6, Class IG, 4.50%, 01/16/2044(a)	297,535	36,688
Series 2016-112, Class AW, 6.96%, 12/20/2040(d)	153,736	160,304
Series 2016-12, Class KI, 5.00%, 09/20/2038(a)	565,926	68,907
Series 2016-68, Class IC, 6.00%, 01/20/2040(a)(d)	378,498	47,472
Series 2017-103, Class IM, 5.00%, 06/20/2043(a)	638,042	76,949
Series 2017-167, Class SE, 1.72% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047(a)(c)	1,699,861	202,769
Series 2017-83, Class ID, 7.00%, 01/20/2039(a)	234,405	24,732
Series 2017-83, Class IK, 6.00%, 05/20/2040(a)	641,049	110,674

	Par	Value
Series 2018-127, Class PB, 3.00%, 09/20/2047	$240,184	$222,265
Series 2018-153, Class QA, 3.50%, 11/20/2048	393,830	370,778
Series 2018-36, Class LI, 5.00%, 03/20/2048(a)	1,722,665	243,118
Series 2019-162, Class KB, 2.00%, 12/20/2049	579,422	349,937
Series 2021-125, Class UL, 1.50%, 07/20/2051	1,840,288	1,262,552
Series 2021-160, Class DK, 2.00%, 09/20/2051	1,049,804	642,817
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,791,418	1,147,509
Series 2021-50, Class PL, 1.25%, 03/20/2051	552,000	231,894
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,515,250	1,657,514
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $286,012,570)		269,642,816
ASSET-BACKED SECURITIES - 7.4%
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	3,500,000	3,484,843
American Homes 4 Rent
Series 2015-SFR1, Class A, 3.47%, 04/17/2052(e)	296,409	294,991
Series 2015-SFR2, Class A, 3.73%, 10/17/2052(e)	205,273	203,411
Series 2015-SFR2, Class C, 4.69%, 10/17/2052(e)	250,000	248,662
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/2026	1,404,000	1,380,236
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	1,505,000	1,484,611
Series 2023-3, Class A2A, 5.72%, 11/16/2026	1,006,006	1,008,484
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	512,364	515,407
CNH Equipment Trust, Series 2023-B, Class A2, 5.90%, 02/16/2027	1,765,692	1,772,261
Dext ABS Funding LLC, Series 2021-1, Class B, 1.76%, 02/15/2028(e)	199,567	198,793
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026(e)	92,609	91,962
Series 2024-2A, Class A2, 5.89%, 06/15/2030(e)	982,814	995,138
Series 2024-3A, Class A2, 4.94%, 11/15/2030(e)	1,090,000	1,088,253

The accompanying notes are an integral part of these financial statements.

37

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Par	Value
Ford Credit Auto Owner Trust
Series 2023-C, Class A2A, 5.68%, 09/15/2026	$887,701	$890,421
Series 2024-B, Class B, 5.23%, 05/15/2030	1,795,000	1,806,167
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	790,973	791,878
Series 2023-C, Class A2, 5.76%, 08/17/2026	1,052,944	1,055,491
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029(e)	108,761	107,836
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/2026	285,948	286,157
Series 2024-A, Class A3, 4.83%, 10/16/2028	2,000,000	2,011,174
Verizon Master Trust, Series 2022-4, Class A, 3.40%, 11/20/2028	1,500,000	1,493,701
TOTAL ASSET-BACKED SECURITIES (Cost $21,255,431)		21,209,877
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
Federal Home Loan Mortgage Corp.
Pool WA3311, 2.21%, 04/01/2038	3,129,196	2,276,137
Series Q006, Class APT2, 2.76%, 09/25/2026(d)	393,919	384,687
Series Q007, Class APT1, 7.40%, 10/25/2047(d)	509,824	509,833
Series Q010, Class APT1, 6.74%, 04/25/2046(d)	70,348	70,790
Federal National Mortgage Association
Pool 467095, 5.90%, 01/01/2041	552,039	579,864
Pool 470828, 3.53%, 03/01/2032	749,867	700,635
Pool 957502, 3.98%, 07/01/2029	233,287	232,550
Pool 958720, 5.65%, 10/01/2028	727,811	750,713
Pool AN8842, 3.32%, 04/01/2028	150,000	144,427
Pool AN9202, 3.32%, 05/01/2025	1,000,000	993,178
Pool AN9931, 4.24%, 08/01/2048	980,882	850,303
Pool BL0387, 4.28%, 05/01/2028	2,638,590	2,596,784
Series 2006-M2, Class A2A, 5.27%, 10/25/2032(d)	84,893	84,947
FREMF Mortgage Trust
Series 2019-KF73, Class B, 7.23% (30 day avg SOFR US + 2.56%), 11/25/2029(e)	570,850	539,341
Series 2020-KF74, Class B, 6.93% (30 day avg SOFR US + 2.26%), 01/25/2027(e)	490,858	476,570
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056(a)(d)	1,026,206	20,822

	Par	Value
Series 2015-172, Class IO, 0.60%, 03/16/2057(a)(d)	$931,497	$19,428
Series 2016-40, Class IO, 0.57%, 07/16/2057(a)(d)	1,894,866	40,432
Series 2016-56, Class IO, 0.96%, 11/16/2057(a)(d)	1,240,266	52,890
Series 2016-98, Class IO, 0.84%, 05/16/2058(a)(d)	1,947,845	81,767
Small Business Administration Pools, Pool 522053, 8.61% (Prime Rate + 0.61%), 05/25/2026	3,243	3,215
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,852,270)		11,409,313
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.7%
BX Trust
Series 2024-VLT4, Class A, 5.89% (1 mo. Term SOFR + 1.49%), 07/15/2029(e)	1,425,000	1,432,736
Series 2024-VLT5, Class A, 5.41%, 11/13/2046(d)(e)	570,000	570,921
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,002,543)		2,003,657
MUNICIPAL BONDS - 0.1%
Colorado Health Facilities Authority, 2.80%, 12/01/2026	365,000	347,854
TOTAL MUNICIPAL BONDS (Cost $365,000)		347,854

	Shares
SHORT-TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
First American Government Obligations Fund - Class Z, 4.37%(f)	27,394,863	27,394,863
TOTAL SHORT-TERM INVESTMENTS (Cost $27,394,863)		27,394,863
TOTAL INVESTMENTS - 116.3% (Cost $349,882,677)		$332,008,380
Liabilities in Excess of Other Assets - (16.3)%		(46,601,209)
TOTAL NET ASSETS - 100.0%		$285,407,171

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash
The accompanying notes are an integral part of these financial statements.

38

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)
Fallbacks Term 1 Year
RFUCCT6M - Refinitiv USD IBOR Consumer Cash
Fallbacks Term 6 Months
SOFR - Secured Overnight Financing Rate
(a)	Interest only security.
(b)	To-be-announced security.
(c)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

39

BROWN ADVISORY MORTGAGE SECURITIES FUND
Schedule of Futures Contracts
December 31, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	80	03/20/2024	$9,054,317	$8,905,000	$(149,317)
U.S. Treasury 10 Year Notes	6	03/20/2024	654,481	652,500	(1,981)
U.S. Treasury 2 Year Notes	3	03/31/2024	616,389	616,828	439
U.S. Treasury 5 Year Notes	7	03/31/2024	747,646	744,133	(3,513)
			$11,072,833	$10,918,461	$(154,372)

Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	(82)	03/20/2024	$(9,571,439)	$(9,335,188)	236,251
U.S. Treasury Ultra Bonds	(21)	03/20/2024	(2,579,833)	(2,497,031)	82,802
			$(12,151,272)	$(11,832,219)	$ 319,053
Total Unrealized Appreciation (Depreciation)					$ 164,681

There is no variation margin due to or from the Fund as of the date of this report.
The accompanying notes are an integral part of these financial statements.

40

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%
Austria - 3.4%
Erste Group Bank AG	$141,310	$8,746,548
Vienna Insurance Group AG Wiener Versicherung Gruppe	84,603	2,658,188
		11,404,736
Belgium - 5.3%
Azelis Group NV	99,427	1,957,189
KBC Group NV	111,625	8,618,494
UCB S.A.	37,347	7,434,442
		18,010,125
Czech Republic - 0.8%
Komercni Banka AS	72,368	2,527,268
Denmark - 4.5%
Pandora AS	48,708	8,911,396
Royal Unibrew AS	87,530	6,163,638
		15,075,034
Finland - 1.5%
Sampo Oyj	95,932	3,918,341
Wartsila OYJ Abp	65,788	1,165,942
		5,084,283
France - 10.7%
Dassault Aviation S.A.	19,646	4,014,385
Elis S.A.	394,801	7,727,523
Legrand S.A.	22,918	2,229,267
Publicis Groupe S.A.	53,530	5,698,791
SPIE S.A.	94,105	2,926,473
Technip Energies NV	359,774	9,610,116
Thales S.A.	26,285	3,774,408
		35,980,963
Germany - 13.1%
Beiersdorf AG	12,738	1,640,159
Brenntag SE	94,648	5,692,010
Hannover Rueck SE	8,249	2,065,711
Heidelberg Materials AG	54,241	6,702,195
Hensoldt AG	119,533	4,294,879
Ionos SE (a)	55,592	1,263,060
Jenoptik AG	65,987	1,543,132
RENK Group AG(a)	152,920	2,862,427
Rheinmetall AG	20,163	12,882,313
United Internet AG	322,100	5,236,157
		44,182,043
Ireland - 5.4%
AIB Group PLC	1,816,305	10,044,000
Bank of Ireland Group PLC	493,486	4,500,323
Ryanair Holdings PLC - ADR	82,160	3,581,354
		18,125,677

	Shares	Value
Italy - 0.8%
Buzzi SpA	$26,495	$978,061
DiaSorin S.p.A.	16,395	1,691,055
		2,669,116
Netherlands - 3.6%
Heineken NV	39,760	2,833,665
QIAGEN NV	203,460	9,119,866
		11,953,531
Norway - 1.0%
Storebrand ASA	308,505	3,289,833
Portugal - 1.9%
Jeronimo Martins SGPS S.A.	337,346	6,447,170
Spain - 4.2%
Bankinter S.A.	848,928	6,718,808
Fluidra S.A.	145,039	3,531,221
Industria de Diseno Textil S.A.	77,554	3,972,626
		14,222,655
Sweden - 1.9%
Hexpol AB	154,657	1,440,615
Trelleborg AB - Class B	147,752	5,056,163
		6,496,778
Switzerland - 5.2%
ABB, Ltd.	89,376	4,826,171
Holcim, Ltd.	111,759	10,760,712
Sulzer AG	13,805	1,996,986
		17,583,869
United Kingdom - 32.0%
BAE Systems PLC	600,378	8,612,547
Beazley PLC	533,318	5,444,340
British American Tobacco PLC	449,881	16,233,752
Bunzl PLC	199,696	8,222,470
Compass Group PLC	38,502	1,281,087
Glencore PLC	862,263	3,797,540
Haleon PLC	2,153,494	10,154,002
Hill & Smith PLC	50,661	1,180,242
IMI PLC	191,864	4,357,568
Next PLC	31,040	3,682,015
Rotork PLC	726,778	2,857,645
RS GROUP PLC	836,164	7,124,221
Savills PLC	119,343	1,547,833
Serco Group PLC	2,030,878	3,827,305
Smiths Group PLC	324,180	6,950,565
Softcat PLC	63,605	1,210,083
Spectris PLC	179,733	5,615,759
Unilever PLC	235,144	13,360,958
WH Smith PLC	151,537	2,255,630
		107,715,562
TOTAL COMMON STOCKS (Cost $258,368,301)		$320,768,643

The accompanying notes are an integral part of these financial statements.

41

BROWN ADVISORY - WMC STRATEGIC EUROPEAN EQUITY FUND
Schedule of Investments
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - 0.9%
Germany - 0.9%
FUCHS SE	73,676	$3,183,593
TOTAL PREFERRED STOCKS (Cost $2,612,767)		3,183,593
SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
First American Government Obligations Fund - Class Z, 4.37%(b)	10,034,682	10,034,682
TOTAL SHORT-TERM INVESTMENTS (Cost $10,034,682)		10,034,682
TOTAL INVESTMENTS - 99.2% (Cost $271,015,750)		$333,986,918
Other Assets in Excess of Liabilities - 0.8%		2,716,869
TOTAL NET ASSETS - 100.0%		$336,703,787

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

42

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 3.6%
Ambev S.A.	3,538,400	$6,728,233
Banco do Brasil S.A.	712,900	2,764,409
Natura & Co. Holding S.A.	2,197,800	4,535,434
Neoenergia S.A.	1,189,300	3,638,144
Vale S.A.	465,900	4,120,254
		21,786,474
China - 26.9%
Alibaba Group Holding, Ltd.	740,700	7,839,092
ANTA Sports Products, Ltd.	555,779	5,489,043
Baidu, Inc. - ADR(a)	8,203	691,595
Baidu, Inc. - Class A(a)	483,250	5,096,650
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	802,500	1,427,448
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	558,500	993,433
BYD Co., Ltd. - Class A	134,218	5,191,433
China Merchants Bank Co., Ltd. - Class H	1,087,500	5,551,014
China Overseas Land & Investment, Ltd.	4,116,746	6,503,617
China Pacific Insurance Group Co., Ltd. - Class H	1,318,731	4,242,483
Fuyao Glass Industry Group Co., Ltd. - Class A	706,165	6,036,978
Galaxy Entertainment Group, Ltd.	1,104,000	4,647,438
GF Securities Co., Ltd. - Class H	897,600	1,205,792
Haier Smart Home Co., Ltd. - Class H	1,788,800	6,250,369
Kanzhun, Ltd.(a)	594,001	4,027,376
KE Holdings, Inc. - Class A	1,213,758	7,389,489
PetroChina Co., Ltd. - Class H	5,614,955	4,392,878
Ping An Insurance Group Co. of China, Ltd. - Class A	133,500	963,225
Ping An Insurance Group Co. of China, Ltd. - Class H	438,000	2,570,778
Proya Cosmetics Co., Ltd. - Class A	418,955	4,863,311
Tencent Holdings, Ltd.	624,449	33,328,608
Trip.com Group, Ltd.(a)	144,013	9,911,024
Weichai Power Co., Ltd. - Class H	4,825,000	7,328,206
WH Group, Ltd.	10,051,500	7,746,036
Yue Yuen Industrial Holdings, Ltd.	1,101,500	2,453,710
Yum China Holdings, Inc.	135,800	6,492,111
Zhejiang Longsheng Group Co., Ltd. - Class A	1,813,900	2,556,980
Zhongsheng Group Holdings, Ltd.	1,794,500	3,205,494
ZTO Express Cayman, Inc. - ADR	243,134	4,753,270
		163,148,881
Hungary - 1.4%
OTP Bank Nyrt	86,867	4,747,479
Richter Gedeon Nyrt	134,564	3,524,792
		8,272,271

	Shares	Value
India - 19.1%
Amber Enterprises India, Ltd.(a)	54,998	$4,733,133
Apollo Hospitals Enterprise, Ltd.	44,104	3,752,825
Ashok Leyland, Ltd.	1,869,299	4,802,338
AU Small Finance Bank, Ltd.	449,825	2,930,533
Axis Bank, Ltd.	676,031	8,382,861
Bajaj Auto, Ltd.	35,768	3,669,518
Bajaj Finance, Ltd.	55,807	4,437,695
DLF, Ltd.	616,969	5,926,758
Five-Star Business Finance, Ltd.(a)	472,407	4,262,667
Godrej Consumer Products, Ltd.	286,262	3,611,625
HDFC Bank, Ltd.	231,675	4,791,110
ICICI Bank, Ltd.	677,767	10,127,074
JSW Energy, Ltd.	405,885	3,039,287
Jubilant Foodworks, Ltd.	497,099	4,160,479
Larsen & Toubro, Ltd.	202,437	8,509,309
Macrotech Developers, Ltd.	523,227	8,474,835
Mahindra & Mahindra, Ltd.	174,708	6,115,341
Oberoi Realty, Ltd.	228,092	6,144,785
Patanjali Foods Ltd.	142,757	2,963,085
SBI Life Insurance Co., Ltd.	222,990	3,613,535
Tech Mahindra Ltd.	252,959	5,023,812
UltraTech Cement, Ltd.	29,837	3,974,346
UPL, Ltd.	411,173	2,401,874
		115,848,825
Indonesia - 4.2%
Bank Central Asia Tbk PT	13,958,491	8,366,624
Bank Mandiri Persero Tbk PT	10,569,603	3,720,538
Bank Negara Indonesia Persero Tbk PT	18,068,408	4,862,703
Bank Rakyat Indonesia Persero Tbk PT	32,458,000	8,193,977
		25,143,842
Kazakhstan - 0.6%
Kaspi.KZ JSC - ADR	37,434	3,545,374
Russia - 0.0%(c)
Sberbank of Russia PJSC - ADR(a)(c)(d)	184,769	1,848
Singapore - 6.3%
DBS Group Holdings, Ltd.	291,729	9,348,604
Grab Holdings, Ltd. - Class A(a)	1,479,305	6,982,320
Oversea-Chinese Banking Corp. Ltd.	457,364	5,585,822
Seatrium, Ltd.(a)	1,275,282	1,932,932
Sembcorp Industries, Ltd.	810,307	3,278,081
United Overseas Bank, Ltd.	201,989	5,363,994
Wilmar International, Ltd.	2,439,208	5,536,356
		38,028,109
South Africa - 0.4%
Sasol, Ltd.	609,530	2,684,203

The accompanying notes are an integral part of these financial statements.

43

BROWN ADVISORY EMERGING MARKETS SELECT FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - 12.3%
DB Insurance Co., Ltd.	47,037	$3,268,146
Hankook Tire & Technology Co., Ltd.	178,507	4,609,074
HD Hyundai Heavy Industries Co., Ltd.(a)	30,338	5,875,456
Hyundai Mobis Co., Ltd.	30,601	4,866,682
Hyundai Motor Co.	31,866	4,524,041
KB Financial Group, Inc.	145,122	8,171,959
Kia Corp.	40,503	2,740,820
Samsung Electronics Co., Ltd.	687,316	24,528,117
Samsung Heavy Industries Co., Ltd.(a)	431,035	3,288,595
Shinhan Financial Group Co., Ltd.	130,200	4,221,973
SK Hynix, Inc.	73,138	8,380,907
		74,475,770
Taiwan - 14.7%
Accton Technology Corp.	189,904	4,463,464
ASE Technology Holding Co., Ltd.	1,121,376	5,506,445
Compal Electronics, Inc.	1,817,140	2,080,466
Hon Hai Precision Industry Co., Ltd.	372,000	2,079,722
Realtek Semiconductor Corp.	299,572	5,177,337
Taiwan Semiconductor Manufacturing Co., Ltd.	2,140,390	69,562,787
		88,870,221
Thailand - 2.9%
Bangkok Bank PCL - NVDR	530,300	2,343,596
Bangkok Bank PCL	511,600	2,299,536
Indorama Ventures PCL - NVDR	4,102,000	2,975,865
SCB X PCL	1,429,700	4,912,663
True Corp. PCL - NVDR(a)	15,322,673	4,973,902
		17,505,562
Turkey - 0.4%
Akbank T.A.S.	1,434,101	2,625,917
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	851,642	2,414,395
United States - 2.3%
Cognizant Technology Solutions Corp. - Class A	103,061	7,925,391
Credicorp, Ltd.	31,153	5,710,968
		13,636,359
Vietnam - 0.9%
Vietnam Dairy Products JSC	2,280,600	5,671,818
TOTAL COMMON STOCKS (Cost $491,932,003)		583,659,869

	Shares	Value
PREFERRED STOCKS - 2.1%
Brazil - 2.1%
Cia Energetica de Minas Gerais	3,422,043	$6,104,571
Itau Unibanco Holding S.A.	653,300	3,231,828
Petroleo Brasileiro S.A.	615,200	3,638,589
TOTAL PREFERRED STOCKS (Cost $11,383,590)		12,974,988
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class Z, 4.37%(e)	3,032,868	3,032,868
TOTAL SHORT-TERM INVESTMENTS (Cost $3,032,868)		3,032,868
TOTAL INVESTMENTS - 99.0% (Cost $506,348,461)		$599,667,725
Other Assets in Excess of Liabilities - 1.0%		5,955,590
TOTAL NET ASSETS - 100.0%		$605,623,315

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Security is being fair valued, using significant unobservable inputs (Level 3), in accordance with the policies and procedures adopted by the Fund. These securities represented $1,848 or 0.0% of net assets as of December 31, 2024.

(d)
Restricted security as to resale. As of the date of this report, the Fund held restricted securities with a fair value of $1,848 or 0.0% of net assets. Security was acquired from December 2021 to February 2022 at an acquisition cost of $2,890,347.

(e)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

44

BROWN ADVISORY - BEUTEL GOODMAN LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Communication Services - 10.5%
Comcast Corp. - Class A	2,229,715	$83,681,204
Interpublic Group of Cos., Inc.	2,011,285	56,356,205
Omnicom Group, Inc.	720,222	61,967,901
		202,005,310
Consumer Discretionary - 12.4%
eBay, Inc.	1,441,505	89,301,235
Gentex Corp.	1,359,790	39,066,767
Harley-Davidson, Inc.	1,702,054	51,282,887
Polaris, Inc.	569,820	32,833,028
Tempur Sealy International, Inc.	464,750	26,346,677
		238,830,594
Consumer Staples - 8.7%
Kellanova	318,901	25,821,414
Kimberly-Clark Corp.	621,975	81,503,604
The Campbell’s Co.	1,469,020	61,522,558
		168,847,576
Financials - 17.7%
American Express Co.	301,970	89,621,676
Ameriprise Financial, Inc.	108,350	57,688,790
Blackrock, Inc.	50,215	51,475,899
Carlyle Group, Inc.	634,920	32,057,111
Chubb Ltd.	215,610	59,573,043
SEI Investments Co.	606,870	50,054,638
		340,471,157
Health Care - 16.3%
Amgen, Inc.	264,385	68,909,306
Biogen, Inc.(a)	373,010	57,040,689
Cencora, Inc.	96,911	21,773,964
Medtronic PLC	959,890	76,676,013
Merck & Co., Inc.	903,275	89,857,797
		314,257,769
Industrials - 9.0%
Cummins, Inc.	137,555	47,951,673
Flowserve Corp.	585,479	33,676,752
Masco Corp.	611,000	44,340,270
Westinghouse Air Brake Technologies Corp.	246,730	46,777,541
		172,746,236
Information Technology - 17.4%
Amdocs Ltd.	1,015,397	86,450,901
Gen Digital, Inc.	3,479,845	95,278,156
NetApp, Inc.	657,325	76,302,286
QUALCOMM, Inc.	505,950	77,724,039
		335,755,382

	Shares	Value
Materials - 4.2%
PPG Industries, Inc.	676,640	$80,824,648
TOTAL COMMON STOCKS (Cost $1,568,717,421)		1,853,738,672
SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
First American Government Obligations Fund - Class Z, 4.37%(b)	68,942,245	68,942,245
TOTAL SHORT-TERM INVESTMENTS (Cost $68,942,245)		68,942,245
TOTAL INVESTMENTS - 99.8% (Cost $1,637,659,666)		$1,922,680,917
Other Assets in Excess of Liabilities - 0.2%		3,939,954
TOTAL NET ASSETS - 100.0%		$1,926,620,871

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

45

Brown Advisory - WMC Japan Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.5%
Japan - 91.5%
Communication Services - 3.9%
KDDI Corp.	96,712	$3,080,335
Nippon Telegraph & Telephone Corp.	1,749,094	1,747,107
		4,827,442
Consumer Discretionary - 17.7%
ABC-Mart, Inc.	38,814	783,068
Adastria Co., Ltd.	40,107	878,541
Aisin Corp.	90,037	1,005,910
ASKUL Corp.	112,975	1,205,074
Honda Motor Co., Ltd.	287,993	2,741,926
Isuzu Motors, Ltd.	156,810	2,133,147
Sega Sammy Holdings, Inc.	95,010	1,841,523
Sekisui House, Ltd.	58,217	1,388,134
Shimamura Co., Ltd.	20,948	1,164,930
Sony Group Corp.	220,974	4,657,150
Stanley Electric Co., Ltd.	30,275	496,484
Suzuki Motor Corp.	128,200	1,436,397
Yamaha Corp.	124,707	887,053
Yamaha Motor Co., Ltd.	91,397	805,272
		21,424,609
Consumer Staples - 2.3%
Asahi Group Holdings, Ltd.	269,926	2,831,711
Financials - 14.0%
77 Bank Ltd.	39,031	1,119,364
Dai-ichi Life Holdings, Inc.	80,073	2,133,653
Japan Post Holdings Co., Ltd.	95,869	902,870
Marui Group Co., Ltd.	88,147	1,406,112
Mebuki Financial Group, Inc.	251,181	1,017,595
Mitsubishi UFJ Financial Group, Inc.	205,735	2,401,895
Mizuho Financial Group, Inc.	57,436	1,402,159
MS&AD Insurance Group Holdings, Inc.	71,044	1,534,374
Sumitomo Mitsui Trust Holdings, Inc.	130,790	3,055,194
T&D Holdings, Inc.	104,100	1,905,421
		16,878,637
Health Care - 8.4%
Astellas Pharma, Inc.	283,852	2,756,410
Daiichi Sankyo Co., Ltd.	122,580	3,354,187
Kyowa Hakko Kirin Co., Ltd.	52,103	783,524
M3, Inc.	126,630	1,097,230
Shionogi & Co., Ltd.	152,743	2,142,246
		10,133,597
Industrials - 18.5%
DIP Corp.	101,291	1,602,637
En-Japan, Inc.	67,733	910,095
Fuji Corp.	104,464	1,578,853
Hikari Tsushin, Inc.	6,134	1,331,386

	Shares	Value
ITOCHU Corp.	29,765	$1,463,675
JGC Corp.	116,730	971,091
Kokuyo Co. Ltd.	1,750	30,954
Marubeni Corp.	82,493	1,238,103
MISUMI Group, Inc.	165,068	2,537,640
OKUMA Corp.	20,814	446,053
Open Up Group, Inc.	81,647	924,106
OSG Corp.	63,000	739,903
Sankyu, Inc.	23,370	807,107
Sekisui Chemical Co., Ltd.	61,832	1,058,702
TechnoPro Holdings, Inc.	105,966	1,981,336
THK Co., Ltd.	49,111	1,132,847
Toyo Tanso Co. Ltd.	7,869	210,306
Toyota Industries Corp.	11,688	940,013
Toyota Tsusho Corp.	81,851	1,447,497
Ushio, Inc.	98,939	1,328,794
		22,681,098
Information Technology - 9.8%
BIPROGY, Inc.	56,376	1,691,394
Canon Marketing Japan, Inc.	34,306	1,117,338
Future Corp.	123,900	1,447,431
Koa Corp.	60,761	376,968
Nichicon Corp.	123,426	850,989
Optorun Co. Ltd.	52,653	620,024
Rohm Co., Ltd.	137,400	1,276,668
TIS, Inc.	34,889	824,082
Tokyo Electron, Ltd.	9,617	1,445,622
Tokyo Seimitsu Co., Ltd.	24,964	1,135,695
Ulvac, Inc.	25,315	971,041
		11,757,252
Materials - 13.7%
ADEKA Corp.	102,007	1,817,039
Aica Kogyo Co. Ltd.	12,101	252,754
ARE Holdings, Inc.	119,544	1,291,395
Fuso Chemical Co., Ltd.	84,922	1,901,736
KH Neochem Co., Ltd.	119,000	1,532,980
Lintec Corp.	63,569	1,222,976
Mitsubishi Gas Chemical Co., Inc.	82,620	1,465,475
Nippon Soda Co. Ltd.	51,304	943,859
NOF Corp.	111,400	1,544,024
Shin-Etsu Chemical Co., Ltd.	108,324	3,567,881
Yamato Kogyo Co., Ltd.	22,794	1,070,162
		16,610,281
Real Estate - 3.2%
Daito Trust Constrution Co., Ltd.	16,439	1,837,791
Mitsubishi Estate Co., Ltd.	140,641	1,952,343
		3,790,134
TOTAL COMMON STOCKS (Cost $116,207,242)		110,934,761

The accompanying notes are an integral part of these financial statements.

46

Brown Advisory - WMC Japan Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 2.8%
Japan - 2.8%
iShares MSCI Japan ETF	49,742	$3,337,688
TOTAL EXCHANGE TRADED FUNDS (Cost $3,342,700)		3,337,688
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Japan - 1.5%
Real Estate - 1.5%
LaSalle Logiport	2,017	1,821,335
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,936,563)		1,821,335
SHORT-TERM INVESTMENTS - 5.0%
Money Market Funds - 5.0%
First American Government Obligations Fund - Class Z, 4.37%(a)	6,037,705	6,037,705
TOTAL SHORT-TERM INVESTMENTS (Cost $6,037,705)		6,037,705
TOTAL INVESTMENTS - 100.8% (Cost $127,524,210)		$122,131,489
Liabilities in Excess of Other Assets - (0.8)%		(972,902)
TOTAL NET ASSETS - 100.0%		$121,158,587

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

47

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund	Brown Advisory Mid-Cap Growth Fund
ASSETS
Investments:
Total investments, at cost	$384,254,378	$400,001,583	$5,742,722,536	$53,419,140
Net unrealized appreciation (depreciation)	383,336,733	595,182,390	4,033,410,032	18,939,270
Total investments, at value	767,591,111	995,183,973	9,776,132,568	72,358,410
Cash	35,111	—	—	—
Receivables:
Investments sold	8,760,194	—	—	—
Fund shares sold	43,632	553,960	11,352,659	382
Interest and dividends	164,043	297,719	2,558,752	17,208
Foreign tax reclaims	—	—	—	372
Prepaid expenses and other assets	73,647	65,089	196,434	31,558
Total assets	776,667,738	996,100,741	9,790,240,413	72,407,930
LIABILITIES
Payables:
Fund shares redeemed	5,620,501	554,410	5,518,693	78,736
Interest expense on line of credit	1,118	—	—	—
Accrued Liabilities:
Investment advisory fees	451,835	366,928	4,300,665	45,903
Service fees	63,660	76,281	396,343	1,960
Administration, accounting and transfer agent fees	64,208	61,374	599,898	6,366
Business management fees	37,653	43,811	428,308	3,812
Trustee fees	6,053	6,739	43,890	569
Distribution fees	3,423	1,572	94,026	—
Professional fees	13,254	13,772	30,370	12,110
Custodian fees	8,681	4,885	49,771	1,477
Other liabilities	27,538	12,722	130,604	8,345
Total liabilities	6,297,924	1,142,494	11,592,568	159,278
NET ASSETS	$ 770,369,814	$994,958,247	$9,778,647,845	$72,248,652
COMPONENTS OF NET ASSETS
Paid-in capital	$169,990,941	$395,274,377	$5,559,715,791	$45,510,633
Total distributable earnings (loss)	600,378,873	599,683,870	4,218,932,054	26,738,019
Net assets	$ 770,369,814	$994,958,247	$9,778,647,845	$72,248,652
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$339,575,984	$417,968,630	$6,771,538,842	$70,829,758
Shares outstanding (unlimited shares authorized)	19,551,544	10,155,313	122,870,718	4,193,674
Net asset value per share	$17.37	$41.16	$55.11	$16.89
Investor Shares:
Net assets	$416,242,347	$569,752,122	$2,574,836,144	$1,418,894
Shares outstanding (unlimited shares authorized)	25,201,773	13,882,532	47,739,547	84,972
Net asset value per share	$16.52	$41.04	$53.94	$16.70
Advisor Shares:
Net assets	$14,551,483	$7,237,495	$432,272,859	$—
Shares outstanding (unlimited shares authorized)	1,078,968	177,232	8,297,642	—
Net asset value per share	$13.49	$40.84	$52.10	$—

The accompanying notes are an integral part of these financial statements.

48

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
ASSETS
Investments:
Total investments, at cost	$1,115,122,664	$1,104,743,969	$76,436,673	$105,274,340
Net unrealized appreciation (depreciation)	342,890,446	263,959,082	9,507,206	19,042,468
Total investments, at value	1,458,013,110	1,368,703,051	85,943,879	124,316,808
Cash	—	—	—	8,649
Receivables:
Fund shares sold	1,133,092	1,588,641	26,404	130,769
Interest and dividends	710,111	1,811,025	66,641	121,137
Foreign tax reclaims	—	—	—	6,632
Prepaid expenses and other assets	79,582	62,384	35,602	27,274
Total assets	1,459,935,895	1,372,165,101	86,072,526	124,611,269
LIABILITIES
Payables:
Investments purchased	486,818	1,573,814	122,254	—
Fund shares redeemed	2,047,166	712,015	24,000	21,102
Accrued Liabilities:
Investment advisory fees, net	1,103,256	1,052,429	53,748	57,391
Service fees	102,925	84,960	907	114
Administration, accounting and transfer agent fees	93,031	89,875	5,477	7,518
Business management fees	64,897	61,908	3,795	5,404
Trustee fees	7,747	4,448	539	1,120
Distribution fees	1,754	575	—	—
Professional fees	14,850	13,966	9,577	9,155
Custodian fees	8,251	5,864	1,478	2,135
Other liabilities	71,606	20,064	7,857	8,744
Total liabilities	4,002,301	3,619,918	229,632	112,683
NET ASSETS	$ 1,455,933,594	$1,368,545,183	$85,842,894	$124,498,586
COMPONENTS OF NET ASSETS
Paid-in capital	$1,087,394,010	$1,066,347,259	$79,184,767	$105,526,956
Total distributable earnings (loss)	368,539,584	302,197,924	6,658,127	18,971,630
Net assets	$ 1,455,933,594	$1,368,545,183	$85,842,894	$124,498,586
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$687,812,778	$740,532,200	$78,918,131	$123,347,315
Shares outstanding (unlimited shares authorized)	15,260,292	26,015,098	7,737,937	9,694,143
Net asset value per share	$45.07	$28.47	$10.20	$12.72
Investor Shares:
Net assets	$760,376,846	$625,389,052	$6,924,763	$1,151,271
Shares outstanding (unlimited shares authorized)	34,004,250	22,011,218	680,581	90,688
Net asset value per share	$22.36	$28.41	$10.17	$12.69
Advisor Shares:
Net assets	$7,743,970	$2,623,931	$—	$—
Shares outstanding (unlimited shares authorized)	367,388	93,079	—	—
Net asset value per share	$21.08	$28.19	$—	$—
The accompanying notes are an integral part of these financial statements.

49

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
ASSETS
Investments:
Total investments, at cost	$1,387,558,557	$28,043,622	$126,399,698	$606,928,428
Net unrealized appreciation (depreciation)	696,152,474	4,286,046	(4,829,890)	(17,649,459)
Total investments, at value	2,083,711,031	32,329,668	121,569,808	589,278,969
Cash - segregated	—	—	—	670,000
Cash deposit at broker - futures contracts (Note 6)	—	—	200,864	1,447,106
Gross unrealized appreciation - futures contracts (Note 6)	—	—	45,096	570,258
Receivables:
Investments sold	494,455	174,204	—	8,516,878
Fund shares sold	1,552,655	164	636,000	587,733
Interest and dividends	1,540,494	39,266	791,954	3,728,573
Foreign tax reclaims	1,430,336	34,507	—	20,859
Prepaid expenses and other assets	54,158	24,314	28,687	54,899
Total assets	2,088,783,129	32,602,123	123,272,409	604,875,275
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	72,343	1,285,842
Payables:
Investments purchased	—	—	—	32,586,873
Fund shares redeemed	411,552	21,300	119,409	1,684,602
Distribution to shareholders	—	—	—	—
Accrued Liabilities:
Investment advisory fees, net	1,188,314	7,935	32,802	148,713
Service fees	3,828	227	5,282	313
Administration, accounting and transfer agent fees	128,982	2,220	11,118	39,523
Business management fees	91,409	1,432	5,282	24,786
Trustee fees	8,669	294	918	3,334
Distribution fees	—	—	652	—
Professional fees	15,297	9,545	12,479	13,218
Custodian fees	41,602	7,229	1,455	4,553
Other liabilities	14,435	7,661	8,731	13,145
Total liabilities	1,904,088	57,843	270,471	35,804,902
NET ASSETS	$ 2,086,879,041	$32,544,280	$123,001,938	$569,070,373
COMPONENTS OF NET ASSETS
Paid-in capital	$1,389,988,587	$28,313,275	$140,550,620	$709,764,749
Total distributable earnings(loss)	696,890,454	4,231,005	(17,548,682)	(140,694,376)
Net assets	$ 2,086,879,041	$32,544,280	$123,001,938	$569,070,373

The accompanying notes are an integral part of these financial statements.

50

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$2,057,874,635	$30,814,239	$—	$562,046,876
Shares outstanding (unlimited shares authorized)	76,720,338	2,930,443	—	67,255,526
Net asset value per share	$26.82	$10.52	$—	$8.36
Investor Shares:
Net assets	$29,004,406	$1,730,041	$121,203,589	$7,023,497
Shares outstanding (unlimited shares authorized)	1,084,429	164,995	12,636,061	839,984
Net asset value per share	$26.75	$10.49	$9.59	$8.36
Advisor Shares:
Net assets	$—	$—	$1,798,349	$—
Shares outstanding (unlimited shares authorized)	—	—	192,261	—
Net asset value per share	$—	$—	$9.35	$—

The accompanying notes are an integral part of these financial statements.

51

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
ASSETS
Investments:
Total investments, at cost	$169,420,493	$1,013,635,779	$297,413,731	$349,882,677
Net unrealized appreciation (depreciation)	(3,884,958)	7,751,823	(4,167,399)	(17,874,297)
Total investments, at value	165,535,535	1,021,387,602	293,246,332	332,008,380
Cash - segregated	—	—	—	818,393
Cash deposit at broker - futures contracts (Note 6)	—	—	—	347,907
Gross unrealized appreciation - futures contracts (Note 6)	—	—	—	319,492
Receivables:
Investments sold	—	—	—	1,439,177
Fund shares sold	607,340	2,063,500	808,847	448,064
Interest and dividends	1,833,834	9,180,965	3,324,161	1,035,368
Prepaid expenses and other assets	13,846	36,081	37,822	37,053
Total assets	167,990,555	1,032,668,148	297,417,162	336,453,834
LIABILITIES
Gross unrealized depreciation - futures contracts (Note 6)	—	—	—	154,811
Payables:
Investments purchased	—	—	—	50,304,503
Fund shares redeemed	128,848	6,802,466	142,624	438,670
Distribution to shareholders	412,120	2,725,763	703,742	—
Accrued Liabilities:
Investment advisory fees	43,358	266,952	74,724	73,753
Service fees	7,226	467	12,454	33
Administration, accounting and transfer agent fees	13,062	67,010	22,952	33,749
Business management fees	7,226	44,492	12,454	12,292
Trustee fees	987	4,428	1,721	1,552
Professional fees	11,988	13,106	11,462	12,929
Custodian fees	642	5,841	1,288	4,230
Other liabilities	7,570	2,719	12,261	10,141
Total liabilities	633,027	9,933,244	995,682	51,046,663
NET ASSETS	$ 167,357,528	$1,022,734,904	$296,421,480	$285,407,171
COMPONENTS OF NET ASSETS
Paid-in capital	$181,443,329	$1,117,438,708	$322,168,032	$333,968,521
Total distributable earnings (loss)	(14,085,801)	(94,703,804)	(25,746,552)	(48,561,350)
Net assets	$ 167,357,528	$1,022,734,904	$296,421,480	$285,407,171

The accompanying notes are an integral part of these financial statements.

52

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$—	$1,012,102,985	$—	$284,626,386
Shares outstanding (unlimited shares authorized)	—	108,886,246	—	32,064,190
Net asset value per share	$—	$9.30	$—	$8.88
Investor Shares:
Net assets	$167,357,528	$10,631,919	$296,421,480	$780,785
Shares outstanding (unlimited shares authorized)	17,038,427	1,143,187	32,773,873	87,773
Net asset value per share	$9.82	$9.30	$9.04	$8.90
Advisor Shares:
Net assets	$—	$—	$—	$—
Shares outstanding (unlimited shares authorized)	—	—	—	—
Net asset value per share	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

53

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory - Wmc Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - Wmc Japan Equity Fund
ASSETS
Investments:
Total investments, at cost	$271,015,750	$506,348,461	$1,637,659,666	$127,524,210
Net unrealized appreciation (depreciation)	62,971,168	93,319,264	285,021,251	(5,392,721)
Total investments, at value	333,986,918	599,667,725	1,922,680,917	122,131,489
Foreign currency (Cost of $24, $961,369, $—,and $—, respectively.)	24	956,243	—	—
Receivables:
Investments sold	453,715	8,429,830	—	383,714
Fund shares sold	1,332,516	593,483	2,122,701	2,528,167
Interest and dividends	551,717	1,751,911	3,915,335	203,651
Foreign tax reclaims	1,370,919	29,718	169,369	11,914
Prepaid expenses and other assets	53,728	61,149	66,131	37,424
Total assets	337,749,537	611,490,059	1,928,954,453	125,296,359
LIABILITIES
Payables:
Investments purchased	173,085	—	—	4,037,418
Fund shares redeemed	524,353	685,376	1,304,844	10,096
Accrued Liabilities:
Non-U.S. deferred tax	—	4,509,738	—	—
Investment advisory fees	263,491	485,531	767,147	63,113
Service fees	2,425	671	2,460	1
Administration, accounting and transfer agent fees	20,882	38,261	125,904	6,233
Business management fees	14,638	26,974	85,239	4,824
Trustee fees	2,173	4,391	8,235	989
Distribution fees	670	48	—	—
Professional fees	13,044	13,751	15,504	5,424
Custodian fees	17,471	77,753	9,433	7,098
Other liabilities	13,518	24,250	14,816	2,576
Total liabilities	1,045,750	5,866,744	2,333,582	4,137,772
NET ASSETS	$ 336,703,787	$605,623,315	$1,926,620,871	$121,158,587
COMPONENTS OF NET ASSETS
Paid-in capital	$287,466,275	$592,938,758	$1,627,458,847	$126,418,655
Total distributable earnings (loss)	49,237,512	12,684,557	299,162,024	(5,260,068)
Net assets	$ 336,703,787	$605,623,315	$1,926,620,871	$121,158,587

The accompanying notes are an integral part of these financial statements.

54

BROWN ADVISORY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)(Continued)

	Brown Advisory - Wmc Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - Wmc Japan Equity Fund
COMPUTATION OF NET ASSET VALUE
Institutional Shares:
Net assets	$318,164,556	$600,454,651	$1,907,893,415	$121,149,270
Shares outstanding (unlimited shares authorized)	24,306,949	52,443,617	130,086,963	12,999,553
Net asset value per share	$13.09	$11.45	$14.67	$9.32
Investor Shares:
Net assets	$15,482,177	$4,951,604	$18,727,456	$9,317
Shares outstanding (unlimited shares authorized)	1,185,744	432,776	1,281,016	1,000
Net asset value per share	$13.06	$11.44	$14.62	$9.32
Advisor Shares:
Net assets	$3,057,054	$217,060	$—	$—
Shares outstanding (unlimited shares authorized)	237,504	18,910	—	—
Net asset value per share	$12.87	$11.48	$—	$—

The accompanying notes are an integral part of these financial statements.

55

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)

	Brown Advisory Growth Equity Fund	Brown Advisory Flexible Equity Fund	Brown Advisory Sustainable Growth Fund	Brown Advisory Mid-Cap Growth Fund
INVESTMENT INCOME
Dividend income	$3,550,341	$3,908,628	$18,252,890	$180,179
Less: foreign taxes withheld	(25,608)	(122,877)	—	(2,288)
Interest Income	696,380	555,954	3,024,051	69,580
Total investment income	4,221,113	4,341,705	21,276,941	247,471
EXPENSES
Investment advisory fees	3,226,668	2,092,408	25,174,970	317,182
Service fees - Investor Shares (Note 3)	432,702	431,093	1,999,705	19,329
Service fees - Advisor Shares (Note 3)	12,769	5,546	327,645	—
Business management fees	268,889	249,112	2,503,155	24,399
Administration, accounting and transfer agent fees	126,916	117,581	1,164,989	12,580
Miscellaneous expenses	39,533	22,384	243,045	12,270
Professional fees	36,671	34,270	239,602	14,180
Trustee fees	25,674	22,852	212,711	2,253
Distribution fees - Advisor Shares (Note 3)	21,281	9,243	546,075	—
Custodian fees	20,513	14,947	151,689	4,414
Registration fees	40,351	24,340	89,164	20,417
Insurance fees	9,603	4,991	53,996	581
Interest expense on line of credit (Note 7)	1,118	—	—	—
Total expenses	4,262,688	3,028,767	32,706,746	427,605
Expenses waived by adviser - expense cap (Note 3)	—	—	—	(8,139)
Net expenses	4,262,688	3,028,767	32,706,746	419,466
Net investment income (loss)	(41,575)	1,312,938	(11,429,805)	(171,995)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	257,383,675	20,441,104	357,910,669	15,358,310
Net change in unrealized appreciation (depreciation) on investments	(178,132,722)	61,371,754	187,685,792	(5,399,798)
Net realized and unrealized gain (loss)	79,250,953	81,812,858	545,596,461	9,958,512
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$79,209,378	$83,125,796	$534,166,656	$9,786,517

The accompanying notes are an integral part of these financial statements.

56

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Small-Cap Growth Fund	Brown Advisory Small-Cap Fundamental Value Fund	Brown Advisory Sustainable Small-Cap Core Fund	Brown Advisory Sustainable Value Fund
INVESTMENT INCOME
Dividend income	$4,342,765	$24,620,489	$989,765	$978,814
Less: foreign taxes withheld	(46,762)	(13,998)	—	(7,154)
Interest Income	822,780	1,236,955	89,532	139,553
Total investment income	5,118,783	25,843,446	1,079,297	1,111,213
EXPENSES
Investment advisory fees	6,766,673	6,257,766	367,914	360,186
Service fees - Investor Shares (Note 3)	619,249	507,265	5,220	545
Service fees - Advisor Shares (Note 3)	6,260	2,602	—	—
Business management fees	398,040	368,104	21,642	30,016
Administration, accounting and transfer agent fees	187,875	173,745	11,135	14,612
Miscellaneous expenses	79,880	35,426	11,615	12,498
Professional fees	48,538	44,689	11,350	11,524
Trustee fees	36,968	28,843	1,934	2,832
Distribution fees - Advisor Shares (Note 3)	10,433	4,336	—	—
Custodian fees	24,747	22,531	5,253	5,941
Registration fees	41,453	29,554	20,480	18,977
Insurance fees	11,185	7,823	400	424
Total expenses	8,231,301	7,482,684	456,943	457,555
Expenses waived by adviser - expense cap (Note 3)	—	—	(49,181)	(36,793)
Net expenses	8,231,301	7,482,684	407,762	420,762
Net investment income (loss)	(3,112,518)	18,360,762	671,535	690,451
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	35,653,999	114,243,157	1,083,927	1,338,256
Net change in unrealized appreciation (depreciation) on investments	38,256,154	(8,242,308)	2,882,603	4,386,554
Net realized and unrealized gain (loss)	73,910,153	106,000,849	3,966,530	5,724,810
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 70,797,635	$124,361,611	$4,638,065	$6,415,261

The accompanying notes are an integral part of these financial statements.

57

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Global Leaders Fund	Brown Advisory Sustainable International Leaders Fund	Brown Advisory Intermediate Income Fund	Brown Advisory Sustainable Bond Fund
INVESTMENT INCOME
Dividend income - unaffiliated	$9,653,123	$187,467	$—	$—
Dividend income - affiliated (Note 3)	—	—	24,811	—
Less: foreign taxes withheld	(568,373)	(21,058)	—	—
Interest Income	535,410	18,222	2,480,930	14,239,115
Total investment income	9,620,160	184,631	2,505,741	14,239,115
EXPENSES
Investment advisory fees	6,806,122	139,384	185,252	888,003
Service fees - Investor Shares (Note 3)	23,113	1,381	30,041	1,980
Service fees - Advisor Shares (Note 3)	—	—	834	—
Business management fees	523,548	9,292	30,875	148,000
Administration, accounting and transfer agent fees	248,004	5,543	22,318	81,756
Miscellaneous expenses	31,563	10,437	14,093	22,306
Professional fees	58,365	10,326	15,078	23,892
Trustee fees	42,515	954	2,990	13,122
Distribution fees - Advisor Shares (Note 3)	—	—	4,172	—
Custodian fees	126,366	19,233	3,873	13,005
Registration fees	22,219	19,228	21,040	26,560
Insurance fees	10,451	190	743	3,817
Interest expense on line of credit (Note 7)	—	754	—	—
Total expenses	7,892,266	216,722	331,309	1,222,441
Expenses (waived) recovered by adviser - expense cap (Note 3)	—	(57,373)	140	—
Expenses waived by adviser - investments in affiliates (Note 3)	—	—	(3,864)	—
Net expenses	7,892,266	159,349	327,585	1,222,441
Net investment income (loss)	1,727,894	25,282	2,178,156	13,016,674
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments - unaffiliated	17,181,427	325,643	(788,607)	301,142
Investments - affiliated (Note 3)	—	—	(1,931,982)	—
Less: foreign capital gains taxes paid	—	(15,536)	—	—
Futures contracts (Note 6)	—	—	(4,582)	(1,299,320)
Net realized gain (loss)	17,181,427	310,107	(2,725,171)	(998,178)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	63,896,653	(349,410)	887,450	(1,549,879)
Investments - affiliated (Note 3)	—	—	2,234,687	—
Futures contracts (Note 6)	—	—	(61,928)	(921,734)
Net change in unrealized appreciation (depreciation)	63,896,653	(349,410)	3,060,209	(2,471,613)
Net realized and unrealized gain (loss)	81,078,080	(39,303)	335,038	(3,469,791)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 82,805,974	$(14,021)	$2,513,194	$9,546,883

The accompanying notes are an integral part of these financial statements.

58

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)(Continued)

	Brown Advisory Maryland Bond Fund	Brown Advisory Tax-Exempt Bond Fund	Brown Advisory Tax-Exempt Sustainable Bond Fund	Brown Advisory Mortgage Securities Fund
INVESTMENT INCOME
Interest Income	$ 3,033,248	$21,507,804	$5,907,238	$6,773,919
Total investment income	3,033,248	21,507,804	5,907,238	6,773,919
EXPENSES
Investment advisory fees	260,506	1,510,027	435,316	439,896
Service fees - Investor Shares (Note 3)	43,418	2,649	72,553	200
Business management fees	43,418	251,671	72,553	73,316
Administration, accounting and transfer agent fees	27,023	131,109	44,255	68,415
Miscellaneous expenses	12,459	12,675	18,212	17,784
Professional fees	15,646	33,877	17,489	19,058
Trustee fees	3,941	20,608	6,623	6,502
Custodian fees	2,605	16,430	4,353	12,444
Registration fees	10,742	33,809	17,675	20,356
Insurance fees	1,018	5,210	1,729	1,787
Total expenses	420,776	2,018,065	690,758	659,758
Net investment income (loss)	2,612,472	19,489,739	5,216,480	6,114,161
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(721,433)	(9,167,996)	(6,523,768)	(88,436)
Futures contracts (Note 6)	—	—	—	36,828
Net realized gain (loss)	(721,433)	(9,167,996)	(6,523,768)	(51,608)
Net change in unrealized appreciation (depreciation) on:
Investments	745,820	5,234,186	6,537,623	(376,526)
Futures contracts (Note 6)	—	—	—	146,637
Net change in unrealized appreciation (depreciation)	745,820	5,234,186	6,537,623	(229,889)
Net realized and unrealized gain (loss)	24,387	(3,933,810)	13,855	(281,497)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 2,636,859	$15,555,929	$5,230,335	$5,832,664

The accompanying notes are an integral part of these financial statements.

59

BROWN ADVISORY FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2024 (Unaudited)(Continued)

	Brown Advisory - Wmc Strategic European Equity Fund	Brown Advisory Emerging Markets Select Fund	Brown Advisory - Beutel Goodman Large-Cap Value Fund	Brown Advisory - Wmc Japan Equity Fund
INVESTMENT INCOME
Dividend income	$2,748,626	$8,543,703	$21,300,483	$240,187
Less: foreign taxes withheld	(148,144)	(891,909)	—	(22,433)
Interest Income	278,223	319,139	1,930,384	71,452
Total investment income	2,878,705	7,970,933	23,230,867	289,206
EXPENSES
Investment advisory fees	1,600,585	2,896,126	4,565,500	190,099
Service fees - Investor Shares (Note 3)	10,974	3,023	14,198	4
Service fees - Advisor Shares (Note 3)	2,412	172	—	—
Business management fees	88,921	160,896	507,278	11,881
Administration, accounting and transfer agent fees	45,816	82,188	239,435	6,233
Miscellaneous expenses	21,938	31,626	32,373	15,529
Professional fees	20,483	27,227	57,811	6,209
Trustee fees	8,196	15,124	41,834	989
Distribution fees - Advisor Shares (Note 3)	4,020	287	—	—
Custodian fees	51,261	273,238	30,437	16,294
Registration fees	25,466	29,844	25,182	9,995
Insurance fees	1,873	3,572	10,921	4
Interest expense on line of credit (Note 7)	—	2,837	—	—
Total expenses	1,881,945	3,526,160	5,524,969	257,237
Expenses waived by adviser - expense cap (Note 3)	—	—	—	(19,610)
Net expenses	1,881,945	3,526,160	5,524,969	237,627
Net investment income (loss)	996,760	4,444,773	17,705,898	51,579
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	5,152,693	12,511,927	82,069,783	81,286
Less: foreign capital gains taxes paid	—	(1,837,843)	—	—
Net realized gain (loss)	5,152,693	10,674,084	82,069,783	81,286
Net change in unrealized appreciation (deprecation) on:
Investments	(380,506)	(16,650,741)	(49,156,754)	(5,392,933)
Non-U.S. deferred tax on unrealized appreciation	—	1,147,323	—	—
Net change in unrealized appreciation (depreciation)	(380,506)	(15,503,418)	(49,156,754)	(5,392,933)
Net realized and unrealized gain (loss)	4,772,187	(4,829,334)	32,913,029	(5,311,647)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 5,768,947	$(384,561)	$50,618,927	$(5,260,068)

The accompanying notes are an integral part of these financial statements.

60

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Brown Advisory Growth Equity Fund		Brown Advisory Flexible Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$(41,575)	$(2,168,948)	$1,312,938	$2,882,423
Net realized gain (loss)	257,383,675	799,401,485	20,441,104	37,289,841
Net change in unrealized appreciation (depreciation)	(178,132,722)	(435,614,320)	61,371,754	154,549,573
Increase (decrease) in net assets from operations	79,209,378	361,618,217	83,125,796	194,721,837
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(191,713,498)	(106,614,685)	(20,214,574)	(8,129,121)
Investor Shares	(257,849,015)	(42,711,889)	(26,919,046)	(12,731,778)
Advisor Shares	(10,242,610)	(1,128,327)	(325,084)	(147,368)
Total distributions from earnings	(459,805,123)	(150,454,901)	(47,458,704)	(21,008,267)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	19,677,661	154,867,016	44,412,766	68,950,789
Investor Shares	15,524,457	28,987,614	10,871,793	33,292,821
Advisor Shares	5,349,719	11,180,291	135,283	1,351,700
Reinvestment of distributions:
Institutional Shares	154,769,055	99,969,257	13,034,044	5,190,025
Investor Shares	206,503,060	36,922,572	17,158,576	7,923,735
Advisor Shares	8,562,473	885,281	277,765	127,562
Redemption of shares:
Institutional Shares	(189,036,089)	(1,723,801,021)	(30,852,469)	(24,084,013)
Investor Shares	(207,439,835)	(204,167,045)	(21,416,325)	(46,482,100)
Advisor Shares	(7,375,202)	(10,339,925)	(729,707)	(781,915)
Redemption fees:
Institutional Shares	11,274	3,852	1,180	1,024
Investor Shares	14,059	1,715	1,622	1,713
Advisor Shares	458	40	21	21
Increase (decrease) from capital share transactions	6,561,090	(1,605,490,353)	32,894,549	45,491,362
Increase (decrease) in net assets	(374,034,655)	(1,394,327,037)	68,561,641	219,204,932
NET ASSETS
Beginning of period	1,144,404,469	2,538,731,506	926,396,606	707,191,674
End of period	$770,369,814	$1,144,404,469	$994,958,247	$926,396,606
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	737,615	5,804,597	1,068,156	1,899,274
Investor Shares	622,975	1,069,616	260,210	956,010
Advisor Shares	257,231	469,950	3,327	38,288
Reinvestment of distributions:
Institutional Shares	8,531,921	3,786,715	306,836	151,142
Investor Shares	11,971,192	1,434,443	405,268	231,877
Advisor Shares	607,699	38,028	6,605	3,751
Redemption of shares:
Institutional Shares	(6,702,449)	(61,339,233)	(718,915)	(690,389)
Investor Shares	(8,586,362)	(7,609,771)	(512,899)	(1,340,542)
Advisor Shares	(436,964)	(439,355)	(17,862)	(22,262)
Increase (decrease) in shares outstanding	7,002,858	(56,785,010)	800,726	1,227,149

The accompanying notes are an integral part of these financial statements.

61

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Growth Fund		Brown Advisory Mid-Cap Growth Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$(11,429,805)	$(9,019,452)	$(171,995)	$(246,009)
Net realized gain (loss)	357,910,669	438,620,143	15,358,310	9,062,653
Net change in unrealized appreciation (depreciation)	187,685,792	1,727,039,131	(5,399,798)	4,375,232
Increase (decrease) in net assets from operations	534,166,656	2,156,639,822	9,786,517	13,191,876
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(342,901,647)	(633,798)	—	—
Investor Shares	(133,279,990)	—	—	—
Advisor Shares	(22,893,830)	—	—	—
Total distributions from earnings	(499,075,467)	(633,798)	—	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	572,420,245	1,917,817,384	3,918,835	17,918,626
Investor Shares	222,532,754	633,488,241	717,624	2,651,464
Advisor Shares	14,869,905	60,492,485	—	—
Reinvestment of distributions:
Institutional Shares	253,752,369	415,944	—	—
Investor Shares	124,171,709	—	—	—
Advisor Shares	20,510,704	—	—	—
Redemption of shares:
Institutional Shares	(900,706,532)	(1,718,053,838)	(8,475,011)	(30,451,794)
Investor Shares	(479,748,932)	(673,243,513)	(30,623,616)	(2,765,430)
Advisor Shares	(38,133,771)	(76,037,156)	—	—
Redemption fees:
Institutional Shares	8,261	18,889	427	9
Investor Shares	3,225	7,588	8	3
Advisor Shares	527	1,255	—	—
Increase (decrease) from capital share transactions	(210,319,536)	144,907,279	(34,461,733)	(12,647,122)
Increase (decrease) in net assets	(175,228,347)	2,300,913,303	(24,675,216)	544,754
NET ASSETS
Beginning of period	9,953,876,192	7,652,962,889	96,923,868	96,379,114
End of period	$ 9,778,647,845	$9,953,876,192	$72,248,652	$96,923,868
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	10,270,027	39,896,249	239,947	1,350,814
Investor Shares	4,036,249	13,252,830	44,685	183,606
Advisor Shares	282,342	1,395,798	—	—
Reinvestment of distributions:
Institutional Shares	4,461,972	8,635	—	—
Investor Shares	2,230,897	—	—	—
Advisor Shares	381,453	—	—	—
Redemption of shares:
Institutional Shares	(16,038,471)	(35,179,424)	(509,858)	(2,199,885)
Investor Shares	(8,672,571)	(13,958,355)	(1,769,756)	(192,488)
Advisor Shares	(721,500)	(1,722,429)	—	—
Increase (decrease) in shares outstanding	(3,769,602)	3,693,304	(1,994,982)	(857,953)

The accompanying notes are an integral part of these financial statements.

62

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Small-Cap Growth Fund		Brown Advisory Small-Cap Fundamental Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$(3,112,518)	$(4,127,980)	$18,360,762	$9,982,536
Net realized gain (loss)	35,653,999	105,416,039	114,243,157	156,455,112
Net change in unrealized appreciation (depreciation)	38,256,154	(43,293,407)	(8,242,308)	21,293,340
Increase (decrease) in net assets from operations	70,797,635	57,994,652	124,361,611	187,730,988
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(38,524,053)	—	(114,272,275)	(38,971,460)
Investor Shares	(42,930,109)	—	(95,475,678)	(36,311,622)
Advisor Shares	(442,251)	—	(376,775)	(186,263)
Total distributions from earnings	(81,896,413)	—	(210,124,728)	(75,469,345)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	46,056,343	226,319,186	51,473,895	149,333,601
Investor Shares	40,528,282	143,478,279	24,393,246	47,591,769
Advisor Shares	362,528	1,344,015	14,309	896,280
Reinvestment of distributions:
Institutional Shares	30,028,509	—	67,547,544	24,734,303
Investor Shares	34,570,233	—	57,607,026	24,239,860
Advisor Shares	364,416	—	359,801	179,554
Redemption of shares:
Institutional Shares	(184,615,489)	(812,197,912)	(56,186,729)	(94,919,377)
Investor Shares	(119,929,731)	(235,211,167)	(44,512,643)	(91,783,890)
Advisor Shares	(950,249)	(3,051,675)	(1,221,047)	(470,397)
Redemption fees:
Institutional Shares	318	664	469	1,348
Investor Shares	355	443	400	1,233
Advisor Shares	4	4	2	7
Increase (decrease) from capital share transactions	(153,584,481)	(679,318,163)	99,476,273	59,804,291
Increase (decrease) in net assets	(164,683,259)	(621,323,511)	13,713,156	172,065,934
NET ASSETS
Beginning of period	1,620,616,853	2,241,940,364	1,354,832,027	1,182,766,093
End of period	$ 1,455,933,594	$1,620,616,853	$1,368,545,183	$1,354,832,027
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	976,126	5,113,312	1,621,304	5,063,383
Investor Shares	1,727,320	6,584,618	771,536	1,631,173
Advisor Shares	16,209	64,569	599	30,928
Reinvestment of distributions:
Institutional Shares	640,403	—	2,227,110	862,977
Investor Shares	1,486,252	—	1,902,688	849,598
Advisor Shares	16,617	—	12,037	6,340
Redemption of shares:
Institutional Shares	(3,973,159)	(17,843,609)	(1,745,273)	(3,280,665)
Investor Shares	(5,099,359)	(10,585,282)	(1,392,019)	(3,164,142)
Advisor Shares	(43,093)	(147,723)	(38,234)	(16,532)
Increase (decrease) in shares outstanding	(4,252,684)	(16,814,115)	3,359,748	1,983,060

The accompanying notes are an integral part of these financial statements.

63

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Sustainable Small-Cap Core Fund		Brown Advisory Sustainable Value Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$671,535	$107,465	$690,451	$977,259
Net realized gain (loss)	1,083,927	3,440,884	1,338,256	282,853
Net change in unrealized appreciation (depreciation)	2,882,603	2,717,993	4,386,554	13,190,651
Increase (decrease) in net assets from operations	4,638,065	6,266,342	6,415,261	14,450,763
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(671,378)	(104,328)	(2,788,979)	(656,605)
Investor Shares	(50,008)	(182)	(19,486)	(2,992)
Total distributions from earnings	(721,386)	(104,510)	(2,808,465)	(659,597)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	8,718,652	18,805,048	22,615,943	36,959,292
Investor Shares	1,785,956	5,434,563	559,811	521,702
Reinvestment of distributions:
Institutional Shares	268,090	28,260	1,119,990	118,098
Investor Shares	49,986	179	9,692	20
Redemption of shares:
Institutional Shares	(4,052,912)	(6,313,716)	(3,752,218)	(1,342,824)
Investor Shares	(1,794,440)	(640,657)	(62,184)	(117,377)
Redemption fees:
Institutional Shares	4	—	—	50
Investor Shares	—	—	—	—
Increase (decrease) from capital share transactions	4,975,336	17,313,677	20,491,034	36,138,961
Increase (decrease) in net assets	8,892,015	23,475,509	24,097,830	49,930,127
NET ASSETS
Beginning of period	76,950,879	53,475,370	100,400,756	50,470,629
End of period	$ 85,842,894	$76,950,879	$124,498,586	$100,400,756
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	857,642	2,052,148	1,769,215	3,227,009
Investor Shares	173,343	569,073	43,113	45,587
Reinvestment of distributions:
Institutional Shares	25,609	2,898	85,098	10,659
Investor Shares	4,817	18	742	2
Redemption of shares:
Institutional Shares	(389,078)	(704,569)	(293,525)	(117,948)
Investor Shares	(174,216)	(67,726)	(4,962)	(10,096)
Increase (decrease) in shares outstanding	498,117	1,851,842	1,599,681	3,155,213

The accompanying notes are an integral part of these financial statements.

64

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Global Leaders Fund		Brown Advisory Sustainable International Leaders Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$1,727,894	$10,532,245	$25,282	$359,474
Net realized gain (loss)	17,181,427	47,039,773	310,107	(121,927)
Net change in unrealized appreciation (depreciation)	63,896,653	227,574,950	(349,410)	1,265,011
Increase (decrease) in net assets from operations	82,805,974	285,146,968	(14,021)	1,502,558
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(10,854,902)	(8,537,871)	(376,141)	(147,645)
Investor Shares	(105,331)	(236,099)	(19,395)	(6,044)
Total distributions from earnings	(10,960,233)	(8,773,970)	(395,536)	(153,689)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	156,535,036	348,669,548	4,345,981	14,282,825
Investor Shares	542,769	7,733,420	19,982	468,155
Reinvestment of distributions:
Institutional Shares	2,932,684	2,087,276	139,020	50,961
Investor Shares	88,388	218,403	19,395	6,045
Redemption of shares:
Institutional Shares	(98,959,143)	(95,537,188)	(10,212,818)	(1,588,061)
Investor Shares	(5,137,828)	(59,661,836)	(151,335)	(121,909)
Redemption fees:
Institutional Shares	1,130	50	—	—
Investor Shares	16	3	—	—
Increase (decrease) from capital share transactions	56,003,052	203,509,676	(5,839,775)	13,098,016
Increase (decrease) in net assets	127,848,793	479,882,674	(6,249,332)	14,446,885
NET ASSETS
Beginning of period	1,959,030,248	1,479,147,574	38,793,612	24,346,727
End of period	$ 2,086,879,041	$1,959,030,248	$32,544,280	$38,793,612
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	5,821,201	14,969,600	393,516	1,414,331
Investor Shares	20,260	327,249	1,842	46,767
Reinvestment of distributions:
Institutional Shares	107,899	88,481	12,998	4,877
Investor Shares	3,262	9,286	1,825	580
Redemption of shares:
Institutional Shares	(3,641,015)	(4,094,157)	(917,990)	(152,791)
Investor Shares	(192,570)	(2,611,070)	(13,817)	(11,634)
Increase (decrease) in shares outstanding	2,119,037	8,689,389	(521,626)	1,302,130

The accompanying notes are an integral part of these financial statements.

65

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Intermediate Income Fund		Brown Advisory Sustainable Bond Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$2,178,156	$3,973,687	$13,016,674	$24,756,275
Net realized gain (loss)	(2,725,171)	(3,255,623)	(998,178)	(26,803,620)
Net change in unrealized appreciation (depreciation)	3,060,209	2,369,173	(2,471,613)	9,559,118
Increase (decrease) in net assets from operations	2,513,194	3,087,237	9,546,883	7,511,773
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(13,140,988)	(24,488,981)
Investor Shares	(2,113,687)	(3,869,544)	(173,683)	(462,293)
Advisor Shares	(51,864)	(99,330)	—	—
Total distributions from earnings	(2,165,551)	(3,968,874)	(13,314,671)	(24,951,274)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	89,028,553	186,255,910
Investor Shares	18,781,770	17,654,002	798,505	3,400,933
Advisor Shares	230	402,279	—	—
Reinvestment of distributions:
Institutional Shares	—	—	3,776,471	6,436,616
Investor Shares	482,593	949,314	155,398	433,724
Advisor Shares	49,456	94,024	—	—
Redemption of shares:
Institutional Shares	—	—	(77,058,736)	(348,925,269)
Investor Shares	(11,519,099)	(27,262,957)	(2,110,157)	(8,137,193)
Advisor Shares	(1,544,659)	(331,615)	—	—
Redemption fees:
Institutional Shares	—	—	1,696	75
Investor Shares	340	—	24	1
Advisor Shares	10	—	—	—
Increase (decrease) from capital share transactions	6,250,641	(8,494,953)	14,591,754	(160,535,203)
Increase (decrease) in net assets	6,598,284	(9,376,590)	10,823,966	(177,974,704)
NET ASSETS
Beginning of period	116,403,654	125,780,244	558,246,407	736,221,111
End of period	$ 123,001,938	$116,403,654	$569,070,373	$558,246,407
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	10,330,599	22,147,561
Investor Shares	1,914,560	1,843,538	92,744	401,555
Advisor Shares	24	43,045	—	—
Reinvestment of distributions:
Institutional Shares	—	—	442,389	767,017
Investor Shares	49,623	99,893	18,189	51,625
Advisor Shares	5,205	10,131	—	—
Redemption of shares:
Institutional Shares	—	—	(9,033,665)	(41,474,248)
Investor Shares	(1,175,750)	(2,869,971)	(246,505)	(967,957)
Advisor Shares	(164,950)	(36,039)	—	—
Increase (decrease) in shares outstanding	628,712	(909,403)	1,603,751	(19,074,447)

The accompanying notes are an integral part of these financial statements.

66

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Maryland Bond Fund		Brown Advisory Tax-Exempt Bond Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$2,612,472	$4,825,390	$19,489,739	$33,862,821
Net realized gain(loss)	(721,433)	(229,059)	(9,167,996)	(7,992,587)
Net change in unrealized appreciation(depreciation)	745,820	1,347,397	5,234,186	11,058,646
Increase (decrease) in net assets from operations	2,636,859	5,943,728	15,555,929	36,928,880
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(19,624,739)	(33,901,558)
Investor Shares	(2,863,800)	(5,293,681)	(206,095)	(364,922)
Total distributions from earnings	(2,863,800)	(5,293,681)	(19,830,834)	(34,266,480)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	204,278,089	462,186,030
Investor Shares	17,615,217	43,965,536	2,347,600	5,844,870
Reinvestment of distributions:
Institutional Shares	—	—	3,810,472	6,335,010
Investor Shares	491,259	955,621	181,774	262,301
Redemption of shares:
Institutional Shares	—	—	(101,747,209)	(349,068,471)
Investor Shares	(19,183,913)	(40,870,616)	(1,684,446)	(4,439,792)
Redemption fees:
Institutional Shares	—	—	—	138
Investor Shares	—	—	—	2
Increase (decrease) from capital share transactions	(1,077,437)	4,050,541	107,186,280	121,120,088
Increase (decrease) in net assets	(1,304,378)	4,700,588	102,911,375	123,782,488
NET ASSETS
Beginning of period	168,661,906	163,961,318	919,823,529	796,041,041
End of period	$167,357,528	$168,661,906	$1,022,734,904	$919,823,529
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	21,750,992	50,313,735
Investor Shares	1,776,974.000	4,522,052	249,547	627,451
Reinvestment of distributions:
Institutional Shares	—	—	406,350	685,667
Investor Shares	49,570.000	97,878	19,380	28,354
Redemption of shares:
Institutional Shares	—	—	(10,894,173)	(38,209,731)
Investor Shares	(1,933,648.000)	(4,218,167)	(180,576)	(479,861)
Increase (decrease) in shares outstanding	(107,104)	401,763	11,351,520	12,965,615

The accompanying notes are an integral part of these financial statements.

67

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory Tax-Exempt Sustainable Bond Fund		Brown Advisory Mortgage Securities Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income (loss)	$5,216,480	$10,387,164	$6,114,161	$11,905,373
Net realized gain (loss)	(6,523,768)	(463,917)	(51,608)	(8,983,161)
Net change in unrealized appreciation(depreciation)	6,537,623	297,427	(229,889)	2,651,006
Increase (decrease) in net assets from operations	5,230,335	10,220,674	5,832,664	5,573,218
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	—	—	(6,616,498)	(12,109,609)
Investor Shares	(5,216,579)	(10,387,080)	(17,835)	(41,372)
Total distributions from earnings	(5,216,579)	(10,387,080)	(6,634,333)	(12,150,981)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	27,798,522	46,426,497
Investor Shares	30,323,058	132,387,588	20,287	8,520
Reinvestment of distributions:
Institutional Shares	—	—	1,779,022	2,754,137
Investor Shares	1,021,909	2,249,883	14,493	33,978
Redemption of shares:
Institutional Shares	—	—	(29,325,781)	(59,755,895)
Investor Shares	(15,951,298)	(142,449,679)	(22,968)	(626,992)
Redemption fees:
Institutional Shares	—	—	19	—
Investor Shares	—	—	—	—
Increase (decrease) from capital share transactions	15,393,669	(7,812,208)	263,594	(11,159,755)
Increase (decrease) in net assets	15,407,425	(7,978,614)	(538,075)	(17,737,518)
NET ASSETS
Beginning of period	281,014,055	288,992,669	285,945,246	303,682,764
End of period	$ 296,421,480	$281,014,055	$285,407,171	$285,945,246
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	—	—	3,036,701	5,210,736
Investor Shares	3,325,924	14,920,755	2,243	942
Reinvestment of distributions:
Institutional Shares	—	—	196,475	310,059
Investor Shares	112,169	251,062	1,597	3,813
Redemption of shares:
Institutional Shares	—	—	(3,233,178)	(6,667,153)
Investor Shares	(1,753,711)	(15,968,306)	(2,531)	(70,705)
Increase (decrease) in shares outstanding	1,684,382	(796,489)	1,307	(1,212,308)

The accompanying notes are an integral part of these financial statements.

68

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory - WMC Strategic European Equity Fund		Brown Advisory Emerging Markets Select Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024
OPERATIONS
Net investment income(loss)	$996,760	$5,954,714	$4,444,773	$10,388,673
Net realized gain(loss)	5,152,693	16,309,980	10,674,084	1,881,851
Net change in unrealized appreciation(depreciation)	(380,506)	21,218,110	(15,503,418)	51,942,385
Increase (decrease) in net assets from operations	5,768,947	43,482,804	(384,561)	64,212,909
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(16,478,230)	(3,510,805)	(11,936,670)	(9,908,444)
Investor Shares	(779,851)	(130,207)	(91,912)	(42,165)
Advisor Shares	(146,042)	(25,691)	(3,598)	(2,868)
Total distributions from earnings	(17,404,123)	(3,666,703)	(12,032,180)	(9,953,477)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	43,844,747	78,166,747	75,701,857	103,628,440
Investor Shares	6,450,088	6,422,066	2,064,756	2,038,116
Advisor Shares	274,459	321,449	792	41,245
Reinvestment of distributions:
Institutional Shares	9,270,962	918,481	2,679,950	2,327,569
Investor Shares	699,928	113,737	89,778	41,242
Advisor Shares	135,130	23,393	3,597	2,868
Redemption of shares:
Institutional Shares	(35,182,976)	(32,862,868)	(87,924,456)	(75,126,322)
Investor Shares	(4,021,738)	(10,419,620)	(267,432)	(1,165,890)
Advisor Shares	(216,366)	(432,855)	(8,516)	(57,975)
Redemption fees:
Institutional Shares	—	262	—	168
Investor Shares	—	14	—	1
Advisor Shares	—	3	—	—
Increase (decrease) from capital share transactions	21,254,234	42,250,809	(7,659,674)	31,729,462
Increase (decrease) in net assets	9,619,058	82,066,910	(20,076,415)	85,988,894
NET ASSETS
Beginning of period	327,084,729	245,017,819	625,699,730	539,710,836
End of period	$ 336,703,787	$327,084,729	$605,623,315	$625,699,730
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	3,113,937	6,276,815	6,199,673	9,490,076
Investor Shares	456,237	504,438	171,407	192,775
Advisor Shares	19,725	25,622	66	3,726
Reinvestment of distributions:
Institutional Shares	680,125	74,191	230,039	220,623
Investor Shares	51,976	9,209	7,713	3,909
Advisor Shares	10,183	1,922	308	271
Redemption of shares:
Institutional Shares	(2,478,908)	(2,603,761)	(7,302,258)	(6,971,087)
Investor Shares	(279,703)	(823,963)	(22,545)	(111,247)
Advisor Shares	(15,943)	(35,900)	(717)	(5,362)
Increase(decrease) in shares outstanding	1,557,629	3,428,573	(716,314)	2,823,684

The accompanying notes are an integral part of these financial statements.

69

BROWN ADVISORY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Brown Advisory - Beutel Goodman Large-Cap Value Fund		Brown Advisory - WMC Japan Equity Fund
	Six Months Ended December 31, 2024 (Unaudited)	Fiscal Year Ended June 30, 2024	Period Ended December 31, 2024* (Unaudited)
OPERATIONS
Net investment income(loss)	$17,705,898	$32,200,711	$51,579
Net realized gain(loss)	82,069,783	84,311,860	81,286
Net change in unrealized appreciation(depreciation)	(49,156,754)	124,368,434	(5,392,933)
Increase (decrease) in net assets from operations	50,618,927	240,881,005	(5,260,068)
DISTRIBUTIONS FROM EARNINGS
Institutional Shares	(149,862,981)	(30,358,502)	—
Investor Shares	(1,445,080)	(181,162)	—
Total distributions from earnings	(151,308,061)	(30,539,664)	—
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	135,038,371	308,668,113	127,728,273
Investor Shares	3,170,789	14,863,174	10,000
Reinvestment of distributions:
Institutional Shares	98,185,445	8,737,382	—
Investor Shares	1,315,220	160,124	—
Redemption of shares:
Institutional Shares	(116,588,014)	(299,601,925)	(1,319,618)
Investor Shares	(1,362,935)	(2,218,935)	—
Redemption fees:
Institutional Shares	2,905	1,008	—
Investor Shares	28	9	—
Increase (decrease) from capital share transactions	119,761,809	30,608,950	126,418,655
Increase (decrease) in net assets	19,072,675	240,950,291	121,158,587
NET ASSETS
Beginning of period	1,907,548,196	1,666,597,905	—
End of period	$ 1,926,620,871	$1,907,548,196	$121,158,587
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	8,438,874	21,912,528	13,137,214
Investor Shares	200,081	1,034,015	1,000
Reinvestment of distributions:
Institutional Shares	6,387,114	614,876	—
Investor Shares	86,271	11,300	—
Redemption of shares:
Institutional Shares	(7,287,095)	(21,661,249)	(137,661)
Investor Shares	(87,504)	(148,924)	—
Increase (decrease) in shares outstanding	7,737,741	1,762,546	13,000,553

*	Inception date of Fund was September 30, 2024. Results of operations are for the period from October 1, 2024 to December 31, 2024.
The accompanying notes are an integral part of these financial statements.

70

Financial Highlights

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
BROWN ADVISORY GROWTH EQUITY FUND:
Institutional Shares*
07/01/24	12/31/24	$29.96	$0.01	$2.52	$2.53	$—	$(15.12)	$(15.12)	$17.37	6.30%	$339,576	0.08%	0.71%	0.71%	13%
07/01/23	06/30/24	26.74	(0.02)	5.04	5.02	—	(1.80)	(1.80)	29.96	19.68	508,835	(0.06)	0.68	0.68	33
07/01/22	06/30/23	23.82	(0.03)	4.59	4.56	—	(1.64)	(1.64)	26.74	20.22	1,837,801	(0.14)	0.68	0.68	21
07/01/21	06/30/22	37.39	(0.09)	(9.01)	(9.10)	—	(4.47)	(4.47)	23.82	(27.88)	1,611,983	(0.26)	0.66	0.66	21
07/01/20	06/30/21	29.05	(0.06)	10.02	9.96	—	(1.62)	(1.62)	37.39	35.14	2,321,278	(0.19)	0.67	0.67	25
07/01/19	06/30/20	24.80	(0.04)	5.56	5.52	—	(1.27)	(1.27)	29.05	22.88	1,849,565	(0.16)	0.69	0.69	22
Investor Shares*
07/01/24	12/31/24	29.18	(0.01)	2.47	2.46	—	(15.12)	(15.12)	16.52	6.24	416,242	(0.07)	0.86	0.86	13
07/01/23	06/30/24	26.12	(0.06)	4.92	4.86	—	(1.80)	(1.80)	29.18	19.53	618,412	(0.21)	0.83	0.83	33
07/01/22	06/30/23	23.35	(0.07)	4.48	4.41	—	(1.64)	(1.64)	26.12	20.03	687,058	(0.29)	0.83	0.83	21
07/01/21	06/30/22	36.79	(0.13)	(8.84)	(8.97)	—	(4.47)	(4.47)	23.35	(28.02)	704,341	(0.41)	0.81	0.81	21
07/01/20	06/30/21	28.64	(0.11)	9.88	9.77	—	(1.62)	(1.62)	36.79	34.98	1,174,666	(0.34)	0.82	0.82	25
07/01/19	06/30/20	24.50	(0.08)	5.49	5.41	—	(1.27)	(1.27)	28.64	22.70	983,640	(0.31)	0.84	0.84	22
Advisor Shares*
07/01/24	12/31/24	26.36	(0.04)	2.29	2.25	—	(15.12)	(15.12)	13.49	6.09	14,551	(0.32)	1.11	1.11	13
07/01/23	06/30/24	23.82	(0.11)	4.45	4.34	—	(1.80)	(1.80)	26.36	19.22	17,158	(0.46)	1.08	1.08	33
07/01/22	06/30/23	21.48	(0.12)	4.10	3.98	—	(1.64)	(1.64)	23.82	19.76	13,873	(0.54)	1.08	1.08	21
07/01/21	06/30/22	34.27	(0.20)	(8.12)	(8.32)	—	(4.47)	(4.47)	21.48	(28.20)	13,940	(0.66)	1.06	1.06	21
07/01/20	06/30/21	26.84	(0.18)	9.23	9.05	—	(1.62)	(1.62)	34.27	34.63	34,042	(0.59)	1.07	1.07	25
07/01/19	06/30/20	23.09	(0.14)	5.16	5.02	—	(1.27)	(1.27)	26.84	22.39	13,692	(0.56)	1.09	1.09	22
BROWN ADVISORY FLEXIBLE EQUITY FUND:
Institutional Shares*
07/01/24	12/31/24	39.64	0.07	3.48	3.55	(0.16)	(1.87)	(2.03)	41.16	8.83	417,969	0.35	0.52	0.52	7
07/01/23	06/30/24	31.94	0.16	8.51	8.67	(0.12)	(0.85)	(0.97)	39.64	27.63	376,594	0.46	0.53	0.53	15
07/01/22	06/30/23	27.31	0.13	5.55	5.68	(0.13)	(0.92)	(1.05)	31.94	21.44	259,933	0.45	0.54	0.54	12
07/01/21	06/30/22	34.26	0.09	(5.71)	(5.62)	(0.06)	(1.27)	(1.33)	27.31	(17.18)	196,675	0.29	0.53	0.53	10
07/01/20	06/30/21	24.36	0.07	10.76	10.83	(0.09)	(0.84)	(0.93)	34.26	45.26	201,849	0.25	0.54	0.54	13
07/01/19	06/30/20	22.92	0.11	2.50	2.61	(0.15)	(1.02)	(1.17)	24.36	11.29	134,574	0.47	0.56	0.56	12
Investor Shares*
07/01/24	12/31/24	39.51	0.04	3.47	3.51	(0.11)	(1.87)	(1.98)	41.04	8.73	569,752	0.20	0.67	0.67	7
07/01/23	06/30/24	31.84	0.11	8.49	8.60	(0.08)	(0.85)	(0.93)	39.51	27.46	542,524	0.31	0.68	0.68	15
07/01/22	06/30/23	27.20	0.08	5.54	5.62	(0.06)	(0.92)	(0.98)	31.84	21.24	442,013	0.30	0.69	0.69	12
07/01/21	06/30/22	34.16	0.04	(5.70)	(5.66)	(0.03)	(1.27)	(1.30)	27.20	(17.32)	400,090	0.14	0.68	0.68	10
07/01/20	06/30/21	24.31	0.03	10.73	10.76	(0.07)	(0.84)	(0.91)	34.16	45.05	500,233	0.10	0.69	0.69	13
07/01/19	06/30/20	22.88	0.07	2.49	2.56	(0.11)	(1.02)	(1.13)	24.31	11.12	362,695	0.32	0.71	0.71	12
Advisor Shares*
07/01/24	12/31/24	39.31	(0.01)	3.45	3.44	(0.04)	(1.87)	(1.91)	40.84	8.60	7,237	(0.05)	0.92	0.92	7
07/01/23	06/30/24	31.72	0.02	8.45	8.47	(0.03)	(0.85)	(0.88)	39.31	27.13	7,279	0.06	0.93	0.93	15
07/01/22	06/30/23	27.11	0.01	5.52	5.53	—	(0.92)	(0.92)	31.72	20.93	5,245	0.05	0.94	0.94	12
07/01/21	06/30/22	34.10	(0.04)	(5.68)	(5.72)	—	(1.27)	(1.27)	27.11	(17.51)	4,471	(0.11)	0.93	0.93	10
07/01/20	06/30/21	24.30	(0.04)	10.72	10.68	(0.04)	(0.84)	(0.88)	34.10	44.69	5,965	(0.15)	0.94	0.94	13
07/01/19	06/30/20	22.90	0.02	2.48	2.50	(0.08)	(1.02)	(1.10)	24.30	10.84	4,403	0.07	0.96	0.96	12
Brown Advisory Sustainable Growth Fund:
Institutional Shares*
07/01/24	12/31/24	54.91	(0.05)	3.13	3.08	—	(2.88)	(2.88)	55.11	5.45	6,771,539	(0.17)	0.60	0.60	15
07/01/23	06/30/24	43.08	(0.02)	11.86	11.84	(0.01)	—	(0.01)	54.91	27.47	6,818,542	(0.04)	0.60	0.60	35
07/01/22	06/30/23	35.42	0.03	7.63	7.66	(0.00)	—	(0.00)	43.08	21.63	5,145,711	0.08	0.63	0.63	13
07/01/21	06/30/22	44.56	(0.04)	(8.19)	(8.23)	—	(0.91)	(0.91)	35.42	(19.02)	3,378,590	(0.10)	0.63	0.63	19
07/01/20	06/30/21	31.96	(0.03)	12.63	12.60	—	—	—	44.56	39.42	3,364,728	(0.08)	0.65	0.65	23
07/01/19	06/30/20	26.39	0.01	5.77	5.78	—	(0.21)	(0.21)	31.96	22.01	1,601,989	0.05	0.70	0.70	20

The accompanying notes are an integral part of these financial statements.

71

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Sustainable Growth Fund (Continued)
Investor Shares*
07/01/24	12/31/24	$53.84	$(0.09)	$3.07	$2.98	$—	$(2.88)	$(2.88)	$53.94	5.37%	$2,574,836	(0.32)%	0.75%	0.75%	15%
07/01/23	06/30/24	42.29	(0.09)	11.64	11.55	—	—	—	53.84	27.31	2,699,561	(0.19)	0.75	0.75	35
07/01/22	06/30/23	34.83	(0.02)	7.48	7.46	—	—	—	42.29	21.42	2,150,632	(0.07)	0.78	0.78	13
07/01/21	06/30/22	43.90	(0.11)	(8.05)	(8.16)	—	(0.91)	(0.91)	34.83	(19.15)	1,714,513	(0.25)	0.78	0.78	19
07/01/20	06/30/21	31.52	(0.09)	12.47	12.38	—	—	—	43.90	39.28	1,849,429	(0.23)	0.80	0.80	23
07/01/19	06/30/20	26.07	(0.03)	5.69	5.66	—	(0.21)	(0.21)	31.52	21.82	1,108,023	(0.10)	0.85	0.85	20
Advisor Shares*
07/01/24	12/31/24	52.15	(0.15)	2.98	2.83	—	(2.88)	(2.88)	52.10	5.26	432,273	(0.57)	1.00	1.00	15
07/01/23	06/30/24	41.08	(0.20)	11.27	11.07	—	—	—	52.15	26.95	435,773	(0.44)	1.00	1.00	35
07/01/22	06/30/23	33.91	(0.11)	7.28	7.17	—	—	—	41.08	21.14	356,620	(0.32)	1.03	1.03	13
07/01/21	06/30/22	42.87	(0.21)	(7.84)	(8.05)	—	(0.91)	(0.91)	33.91	(19.35)	298,972	(0.50)	1.03	1.03	19
07/01/20	06/30/21	30.86	(0.18)	12.19	12.01	—	—	—	42.87	38.92	444,064	(0.48)	1.05	1.05	23
07/01/19	06/30/20	25.59	(0.09)	5.57	5.48	—	(0.21)	(0.21)	30.86	21.53	285,542	(0.35)	1.10	1.10	20
Brown Advisory Mid-Cap Growth Fund:
Institutional Shares*
07/01/24	12/31/24	15.50	(0.03)	1.42	1.39	—	—	—	16.89	8.97	70,830	(0.31)	0.82	0.84	36
07/01/23	06/30/24	13.55	(0.03)	1.98	1.95	—	—	—	15.50	14.48	69,167	(0.22)	0.82	0.84	63
07/01/22	06/30/23	12.29	(0.04)	2.11	2.07	—	(0.81)	(0.81)	13.55	17.38	71,960	(0.28)	0.82	0.83	55
07/01/21	06/30/22	19.86	(0.09)	(5.73)	(5.82)	—	(1.75)	(1.75)	12.29	(31.54)	94,754	(0.52)	0.79	0.79	48
07/01/20	06/30/21	13.86	(0.08)	6.08	6.00	—	—	—	19.86	43.03	159,180	(0.44)	0.76	0.79	48
07/01/19	06/30/20	13.14	(0.01)	0.77	0.76	—	(0.04)	(0.04)	13.86	5.68	100,367	(0.11)	0.70	0.88	35
Investor Shares*
07/01/24	12/31/24	15.33	(0.04)	1.41	1.37	—	—	—	16.70	8.94	1,419	(0.46)	0.97	0.99	36
07/01/23	06/30/24	13.42	(0.05)	1.96	1.91	—	—	—	15.33	14.23	27,757	(0.37)	0.97	0.99	63
07/01/22	06/30/23	12.20	(0.05)	2.08	2.03	—	(0.81)	(0.81)	13.42	17.26	24,419	(0.43)	0.97	0.98	55
07/01/21	06/30/22	19.76	(0.11)	(5.70)	(5.81)	—	(1.75)	(1.75)	12.20	(31.70)	22,897	(0.67)	0.94	0.94	48
07/01/20	06/30/21	13.81	(0.10)	6.05	5.95	—	—	—	19.76	42.90	33,381	(0.59)	0.91	0.94	48
07/01/19	06/30/20	13.12	(0.03)	0.76	0.73	—	(0.04)	(0.04)	13.81	5.46	28,477	(0.26)	0.85	1.03	35
Brown Advisory Small-Cap Growth Fund:
Institutional Shares*
07/01/24	12/31/24	45.51	(0.07)	2.23	2.16	—	(2.60)	(2.60)	45.07	4.53	687,813	(0.31)	0.95	0.95	16
07/01/23	06/30/24	44.48	(0.06)	1.09	1.03	—	—	—	45.51	2.32	801,675	(0.14)	0.95	0.95	28
07/01/22	06/30/23	41.98	(0.06)	5.88	5.82	—	(3.32)	(3.32)	44.48	14.33	1,349,940	(0.13)	0.96	0.96	29
07/01/21	06/30/22	63.00	(0.32)	(13.47)	(13.79)	—	(7.23)	(7.23)	41.98	(24.11)	1,165,292	(0.59)	0.95	0.95	27
07/01/20	06/30/21	44.31	(0.34)	19.48	19.14	—	(0.45)	(0.45)	63.00	43.31	1,758,121	(0.61)	0.95	0.95	32
07/01/19	06/30/20	44.24	(0.20)	1.15	0.95	—	(0.88)	(0.88)	44.31	2.18	1,039,126	(0.48)	0.97	0.97	29
Investor Shares*
07/01/24	12/31/24	22.59	(0.05)	1.11	1.06	—	(1.29)	(1.29)	22.36	4.48	760,377	(0.46)	1.10	1.10	16
07/01/23	06/30/24	22.12	(0.06)	0.53	0.47	—	—	—	22.59	2.12	810,889	(0.29)	1.10	1.10	28
07/01/22	06/30/23	20.91	(0.06)	2.92	2.86	—	(1.65)	(1.65)	22.12	14.17	882,356	(0.28)	1.11	1.11	29
07/01/21	06/30/22	31.42	(0.20)	(6.71)	(6.91)	—	(3.60)	(3.60)	20.91	(24.23)	707,378	(0.74)	1.10	1.10	27
07/01/20	06/30/21	22.13	(0.21)	9.72	9.51	—	(0.22)	(0.22)	31.42	43.11	822,075	(0.76)	1.10	1.10	32
07/01/19	06/30/20	22.13	(0.13)	0.57	0.44	—	(0.44)	(0.44)	22.13	2.02	511,028	(0.63)	1.12	1.12	29
Advisor Shares*
07/01/24	12/31/24	21.32	(0.08)	1.06	0.98	—	(1.22)	(1.22)	21.08	4.36	7,744	(0.71)	1.35	1.35	16
07/01/23	06/30/24	20.93	(0.11)	0.50	0.39	—	—	—	21.32	1.86	8,053	(0.54)	1.35	1.35	28
07/01/22	06/30/23	19.83	(0.11)	2.78	2.67	—	(1.57)	(1.57)	20.93	13.91	9,644	(0.53)	1.36	1.36	29
07/01/21	06/30/22	29.88	(0.26)	(6.37)	(6.63)	—	(3.42)	(3.42)	19.83	(24.44)	9,309	(0.99)	1.35	1.35	27
07/01/20	06/30/21	21.10	(0.26)	9.25	8.99	—	(0.21)	(0.21)	29.88	42.74	14,939	(1.01)	1.35	1.35	32
07/01/19	06/30/20	21.15	(0.18)	0.55	0.37	—	(0.42)	(0.42)	21.10	1.78	12,159	(0.88)	1.37	1.37	29

The accompanying notes are an integral part of these financial statements.

72

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Small-Cap Fundamental Value Fund:
Institutional Shares*
07/01/24	12/31/24	$30.30	$0.42	$2.49	$2.91	$(0.46)	$(4.28)	$(4.74)	$28.47	8.90%	$740,532	2.56%	0.95%	0.95%	19%
07/01/23	06/30/24	27.68	0.25	4.16	4.41	(0.21)	(1.58)	(1.79)	30.30	16.33	724,560	0.86	0.95	0.95	44
07/01/22	06/30/23	26.09	0.20	3.09	3.29	(0.13)	(1.57)	(1.70)	27.68	12.67	588,594	0.71	0.95	0.95	35
07/01/21	06/30/22	29.65	0.09	(3.45)	(3.36)	(0.10)	(0.10)	(0.20)	26.09	(11.45)	562,382	0.29	0.95	0.95	27
07/01/20	06/30/21	19.25	0.11	10.44	10.55	(0.15)	—	(0.15)	29.65	54.97	591,096	0.43	0.95	0.95	42
07/01/19	06/30/20	24.77	0.21	(4.46)	(4.25)	(0.13)	(1.14)	(1.27)	19.25	(18.38)	336,819	0.94	0.97	0.97	56
Investor Shares*
07/01/24	12/31/24	30.23	0.40	2.48	2.88	(0.42)	(4.28)	(4.70)	28.41	8.80	625,389	2.41	1.10	1.10	19
07/01/23	06/30/24	27.62	0.20	4.15	4.35	(0.16)	(1.58)	(1.74)	30.23	16.17	626,715	0.71	1.10	1.10	44
07/01/22	06/30/23	26.04	0.16	3.08	3.24	(0.09)	(1.57)	(1.66)	27.62	12.49	591,487	0.56	1.10	1.10	35
07/01/21	06/30/22	29.60	0.04	(3.45)	(3.41)	(0.05)	(0.10)	(0.15)	26.04	(11.59)	564,689	0.14	1.10	1.10	27
07/01/20	06/30/21	19.22	0.07	10.42	10.49	(0.11)	—	(0.11)	29.60	54.74	648,403	0.28	1.10	1.10	42
07/01/19	06/30/20	24.75	0.18	(4.46)	(4.28)	(0.11)	(1.14)	(1.25)	19.22	(18.49)	432,498	0.79	1.12	1.12	56
Advisor Shares*
07/01/24	12/31/24	29.97	0.35	2.47	2.82	(0.32)	(4.28)	(4.60)	28.19	8.66	2,624	2.16	1.35	1.35	19
07/01/23	06/30/24	27.42	0.13	4.11	4.24	(0.11)	(1.58)	(1.69)	29.97	15.86	3,557	0.46	1.35	1.35	44
07/01/22	06/30/23	25.86	0.09	3.07	3.16	(0.03)	(1.57)	(1.60)	27.42	12.25	2,685	0.31	1.35	1.35	35
07/01/21	06/30/22	29.43	(0.03)	(3.43)	(3.46)	(0.01)	(0.10)	(0.11)	25.86	(11.82)	3,154	(0.11)	1.35	1.35	27
07/01/20	06/30/21	19.10	0.01	10.36	10.37	(0.04)	—	(0.04)	29.43	54.37	8,125	0.03	1.35	1.35	42
07/01/19	06/30/20	24.64	0.12	(4.44)	(4.32)	(0.08)	(1.14)	(1.22)	19.10	(18.71)	4,480	0.54	1.37	1.37	56
Brown Advisory Sustainable Small-Cap Core Fund:
Institutional Shares*
07/01/24	12/31/24	9.72	0.08	0.48	0.56	(0.06)	(0.02)	(0.08)	10.20	5.82	78,918	1.56	0.93	1.04	21
07/01/23	06/30/24	8.81	0.02	0.91	0.93	(0.02)	—	(0.02)	9.72	10.51	70,393	0.17	0.93	1.07	32
07/01/22	06/30/23	7.74	0.01	1.06	1.07	—	(0.00)	(0.00)	8.81	13.83	51,935	0.18	0.93	1.16	66
09/30/21^	06/30/22	10.00	(0.02)	(2.24)	(2.26)	—	—	—	7.74	(22.60)	32,915	(0.22)	0.93	1.36	19
Investor Shares*
07/01/24	12/31/24	9.69	0.07	0.48	0.55	(0.05)	(0.02)	(0.07)	10.17	5.70	6,925	1.41	1.08	1.19	21
07/01/23	06/30/24	8.79	—	0.90	0.90	(0.00)	—	(0.00)	9.69	10.25	6,558	0.02	1.08	1.22	32
07/01/22	06/30/23	7.73	—	1.06	1.06	—	(0.00)	(0.00)	8.79	13.71	1,540	0.03	1.08	1.31	66
09/30/21^	06/30/22	10.00	(0.02)	(2.25)	(2.27)	—	—	—	7.73	(22.70)	812	(0.37)	1.08	1.51	19
Brown Advisory Sustainable Value Fund:
Institutional Shares*
07/01/24	12/31/24	12.27	0.08	0.67	0.75	(0.13)	(0.17)	(0.30)	12.72	6.01	123,347	1.15	0.70	0.76	10
07/01/23	06/30/24	10.03	0.16	2.19	2.35	(0.11)	—	(0.11)	12.27	23.55	99,767	1.42	0.70	0.81	37
02/28/23^	06/30/23	10.00	0.06	(0.03)	0.03	—	—	—	10.03	0.30	50,307	1.72	0.70	1.17	7
Investor Shares*
07/01/24	12/31/24	12.24	0.07	0.66	0.73	(0.11)	(0.17)	(0.28)	12.69	5.93	1,151	1.00	0.85	0.91	10
07/01/23	06/30/24	10.02	0.14	2.18	2.32	(0.10)	—	(0.10)	12.24	23.26	634	1.27	0.85	0.96	37
02/28/23^	06/30/23	10.00	0.05	(0.03)	0.02	—	—	—	10.02	0.20	163	1.57	0.85	1.32	7
Brown Advisory Global Leaders Fund:
Institutional Shares*
07/01/24	12/31/24	25.89	0.02	1.05	1.07	(0.14)	—	(0.14)	26.82	4.13	2,057,875	0.17	0.75	0.75	8
07/01/23	06/30/24	22.08	0.15	3.79	3.94	(0.13)	—	(0.13)	25.89	17.88	1,926,704	0.64	0.75	0.75	15
07/01/22	06/30/23	18.24	0.13	3.83	3.96	(0.12)	—	(0.12)	22.08	21.83	1,401,528	0.66	0.76	0.76	19
07/01/21	06/30/22	22.60	0.10	(4.19)	(4.09)	(0.02)	(0.25)	(0.27)	18.24	(18.34)	1,048,587	0.45	0.75	0.75	25
07/01/20	06/30/21	16.38	0.03	6.22	6.25	(0.03)	—	(0.03)	22.60	38.17	1,149,790	0.16	0.76	0.76	14
07/01/19	06/30/20	15.24	0.07	1.13	1.20	(0.06)	—	(0.06)	16.38	7.85	605,983	0.45	0.75	0.82	27

The accompanying notes are an integral part of these financial statements.

73

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Global Leaders Fund (Continued)
Investor Shares*
07/01/24	12/31/24	$25.79	$—	$1.06	$1.06	$(0.10)	$—	$(0.10)	$26.75	4.10%	$29,004	0.02%	0.90%	0.90%	8%
07/01/23	06/30/24	22.00	0.11	3.77	3.88	(0.09)	—	(0.09)	25.79	17.66	32,326	0.49	0.90	0.90	15
07/01/22	06/30/23	18.18	0.10	3.82	3.92	(0.10)	—	(0.10)	22.00	21.63	77,619	0.51	0.91	0.91	19
07/01/21	06/30/22	22.54	0.07	(4.17)	(4.10)	(0.01)	(0.25)	(0.26)	18.18	(18.45)	76,150	0.30	0.90	0.90	25
07/01/20	06/30/21	16.36	—	6.20	6.20	(0.02)	—	(0.02)	22.54	37.91	95,940	0.01	0.91	0.91	14
07/01/19	06/30/20	15.23	0.05	1.12	1.17	(0.04)	—	(0.04)	16.36	7.68	66,813	0.30	0.90	0.97	27
Brown Advisory Sustainable International Leaders Fund:
Institutional Shares*
07/01/24	12/31/24	10.73	0.01	(0.09)	(0.08)	(0.11)	(0.02)	(0.13)	10.52	(0.77)	30,814	0.14	0.85	1.16	16
07/01/23	06/30/24	10.52	0.12	0.14	0.26	(0.05)	—	(0.05)	10.73	2.49	36,921	1.15	0.85	1.18	27
07/01/22	06/30/23	8.43	0.10	2.01	2.11	(0.02)	—	(0.02)	10.52	25.09	22,884	1.04	0.85	1.58	21
02/28/22^	06/30/22	10.00	0.06	(1.63)	(1.57)	—	—	—	8.43	(15.70)	6,221	1.96	0.85	4.26	12
Investor Shares*
07/01/24	12/31/24	10.69	—	(0.08)	(0.08)	(0.10)	(0.02)	(0.12)	10.49	(0.78)	1,730	(0.01)	1.00	1.31	16
07/01/23	06/30/24	10.49	0.10	0.14	0.24	(0.04)	—	(0.04)	10.69	2.27	1,873	1.00	1.00	1.33	27
07/01/22	06/30/23	8.42	0.08	2.01	2.09	(0.02)	—	(0.02)	10.49	24.88	1,463	0.89	1.00	1.73	21
02/28/22^	06/30/22	10.00	0.05	(1.63)	(1.58)	—	—	—	8.42	(15.80)	75	1.81	1.00	4.41	12
Brown Advisory Intermediate Income Fund:
Investor Shares*
07/01/24	12/31/24	9.55	0.17	0.04	0.21	(0.17)	—	(0.17)	9.59	2.22	121,204	3.53	0.52	0.53	40
07/01/23	06/30/24	9.60	0.32	(0.05)	0.27	(0.32)	—	(0.32)	9.55	2.86	113,124	3.33	0.49	0.53	27
07/01/22	06/30/23	9.99	0.24	(0.38)	(0.14)	(0.25)	—	(0.25)	9.60	(1.44)	122,641	2.47	0.49	0.52	32
07/01/21	06/30/22	11.05	0.12	(0.94)	(0.82)	(0.14)	(0.10)	(0.24)	9.99	(7.60)	139,856	1.17	0.46	0.50	58
07/01/20	06/30/21	11.06	0.11	0.02	0.13	(0.13)	(0.01)	(0.14)	11.05	1.11	167,774	1.02	0.47	0.50	50
07/01/19	06/30/20	10.72	0.24	0.35	0.59	(0.25)	—	(0.25)	11.06	5.55	148,300	2.24	0.49	0.53	105
Advisor Shares*
07/01/24	12/31/24	9.32	0.16	0.03	0.19	(0.16)	—	(0.16)	9.35	2.01	1,798	3.28	0.77	0.78	40
07/01/23	06/30/24	9.38	0.29	(0.05)	0.24	(0.30)	—	(0.30)	9.32	2.57	3,279	3.08	0.74	0.78	27
07/01/22	06/30/23	9.76	0.21	(0.37)	(0.16)	(0.22)	—	(0.22)	9.38	(1.62)	3,139	2.22	0.74	0.77	32
07/01/21	06/30/22	10.80	0.10	(0.93)	(0.83)	(0.11)	(0.10)	(0.21)	9.76	(7.82)	3,273	0.92	0.71	0.75	58
07/01/20	06/30/21	10.82	0.08	0.01	0.09	(0.10)	(0.01)	(0.11)	10.80	0.79	3,661	0.77	0.72	0.75	50
07/01/19	06/30/20	10.49	0.21	0.34	0.55	(0.22)	—	(0.22)	10.82	5.32	3,624	1.99	0.74	0.78	105
Brown Advisory Sustainable Bond Fund:
Institutional Shares*
07/01/24	12/31/24	8.40	0.19	(0.04)	0.15	(0.19)	—	(0.19)	8.36	1.81	562,047	4.40	0.41	0.41	56
07/01/23	06/30/24	8.60	0.35	(0.19)	0.16	(0.36)	—	(0.36)	8.40	1.90	550,052	4.15	0.41	0.41	251
07/01/22	06/30/23	9.14	0.25	(0.54)	(0.29)	(0.25)	—	(0.25)	8.60	(3.22)	723,393	2.81	0.43	0.43	277
07/01/21	06/30/22	10.42	0.14	(1.13)	(0.99)	(0.15)	(0.14)	(0.29)	9.14	(9.71)	301,917	1.43	0.44	0.44	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.44	218,476	1.56	0.45	0.45	89
07/01/19	06/30/20	10.13	0.27	0.54	0.81	(0.28)	(0.12)	(0.40)	10.54	8.14	153,472	2.63	0.48	0.48	97
Investor Shares*
07/01/24	12/31/24	8.40	0.19	(0.04)	0.15	(0.19)	—	(0.19)	8.36	1.78	7,023	4.35	0.46	0.46	56
07/01/23	06/30/24	8.61	0.35	(0.21)	0.14	(0.35)	—	(0.35)	8.40	1.73	8,195	4.10	0.46	0.46	251
07/01/22	06/30/23	9.14	0.24	(0.53)	(0.29)	(0.24)	—	(0.24)	8.61	(3.16)	12,829	2.76	0.48	0.48	277
07/01/21	06/30/22	10.42	0.13	(1.13)	(1.00)	(0.14)	(0.14)	(0.28)	9.14	(9.76)	12,667	1.38	0.49	0.49	113
07/01/20	06/30/21	10.54	0.16	0.10	0.26	(0.17)	(0.21)	(0.38)	10.42	2.39	5,009	1.51	0.50	0.50	89
07/01/19	06/30/20	10.13	0.26	0.54	0.80	(0.27)	(0.12)	(0.39)	10.54	8.09	2,125	2.58	0.53	0.53	97

The accompanying notes are an integral part of these financial statements.

74

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory Maryland Bond Fund:
Investor Shares*
07/01/24	12/31/24	$9.84	$0.15	$(0.01)	$0.14	$(0.16)	$—	$(0.16)	$9.82	1.47%	$167,358	3.01%	0.48%	0.48%	29%
07/01/23	06/30/24	9.79	0.28	0.08	0.36	(0.31)	—	(0.31)	9.84	3.76	168,662	2.90	0.49	0.49	22
07/01/22	06/30/23	9.80	0.24	0.02	0.26	(0.27)	—	(0.27)	9.79	2.73	163,961	2.41	0.49	0.49	51
07/01/21	06/30/22	10.88	0.19	(1.04)	(0.85)	(0.23)	—	(0.23)	9.80	(7.90)	169,565	1.79	0.47	0.47	22
07/01/20	06/30/21	10.67	0.21	0.26	0.47	(0.26)	—	(0.26)	10.88	4.41	186,483	1.94	0.48	0.48	17
07/01/19	06/30/20	10.80	0.25	(0.09)	0.16	(0.29)	—	(0.29)	10.67	1.44	176,198	2.31	0.49	0.49	37
Brown Advisory Tax-Exempt Bond Fund:
Institutional Shares*
07/01/24	12/31/24	9.32	0.18	(0.01)	0.17	(0.19)	—	(0.19)	9.30	1.78	1,012,103	3.87	0.40	0.40	21
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.38)	—	(0.38)	9.32	4.49	909,986	4.02	0.40	0.40	57
07/01/22	06/30/23	9.29	0.29	0.04	0.33	(0.33)	—	(0.33)	9.29	3.59	787,874	3.14	0.44	0.44	79
07/01/21	06/30/22	10.50	0.18	(1.08)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.75)	805,608	1.73	0.41	0.41	50
07/01/20	06/30/21	10.08	0.20	0.49	0.69	(0.27)	—	(0.27)	10.50	6.87	1,190,436	1.92	0.40	0.40	47
07/01/19	06/30/20	10.20	0.24	(0.08)	0.16	(0.28)	—	(0.28)	10.08	1.59	1,072,444	2.38	0.42	0.42	80
Investor Shares*
07/01/24	12/31/24	9.33	0.18	(0.03)	0.15	(0.18)	—	(0.18)	9.30	1.65	10,632	3.82	0.45	0.45	21
07/01/23	06/30/24	9.29	0.37	0.04	0.41	(0.37)	—	(0.37)	9.33	4.55	9,838	3.97	0.45	0.45	57
07/01/22	06/30/23	9.29	0.29	0.03	0.32	(0.32)	—	(0.32)	9.29	3.54	8,167	3.09	0.49	0.49	79
07/01/21	06/30/22	10.50	0.17	(1.07)	(0.90)	(0.26)	(0.05)	(0.31)	9.29	(8.80)	10,484	1.68	0.46	0.46	50
07/01/20	06/30/21	10.09	0.19	0.48	0.67	(0.26)	—	(0.26)	10.50	6.72	11,537	1.87	0.45	0.45	47
07/01/19	06/30/20	10.20	0.24	(0.07)	0.17	(0.28)	—	(0.28)	10.09	1.64	9,982	2.33	0.47	0.47	80
Brown Advisory Tax-Exempt Sustainable Bond Fund:
Investor Shares*
07/01/24	12/31/24	9.04	0.17	—	0.17	(0.17)	—	(0.17)	9.04	1.83	296,421	3.59	0.48	0.48	18
07/01/23	06/30/24	9.06	0.32	(0.02)	0.30	(0.32)	—	(0.32)	9.04	3.42	281,014	3.58	0.48	0.48	50
07/01/22	06/30/23	9.09	0.24	(0.03)	0.21	(0.24)	—	(0.24)	9.06	2.39	288,993	2.63	0.50	0.50	111
07/01/21	06/30/22	10.19	0.15	(1.01)	(0.86)	(0.14)	(0.10)	(0.24)	9.09	(8.60)	325,606	1.49	0.49	0.49	61
07/01/20	06/30/21	9.88	0.13	0.32	0.45	(0.13)	(0.01)	(0.14)	10.19	4.57	179,123	1.32	0.49	0.49	66
12/02/19^	06/30/20	10.00	0.08	(0.12)	(0.04)	(0.08)	—	(0.08)	9.88	(0.37)	157,032	1.45	0.55	0.55	39
Brown Advisory Mortgage Securities Fund:
Institutional Shares*
07/01/24	12/31/24	8.89	0.19	0.01	0.20	(0.21)	—	(0.21)	8.88	2.20	284,626	4.17	0.45	0.45	109
07/01/23	06/30/24	9.10	0.37	(0.21)	0.16	(0.37)	—	(0.37)	8.89	1.90	285,175	4.11	0.45	0.45	335
07/01/22	06/30/23	9.59	0.28	(0.48)	(0.20)	(0.29)	—	(0.29)	9.10	(2.06)	302,293	2.98	0.45	0.45	229
07/01/21	06/30/22	10.56	0.10	(0.92)	(0.82)	(0.15)	—	(0.15)	9.59	(7.86)	310,388	0.94	0.44	0.44	204
07/01/20	06/30/21	10.46	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.56	1.53	288,526	(0.27)	0.45	0.45	148
07/01/19	06/30/20	10.02	0.11	0.50	0.61	(0.17)	—	(0.17)	10.46	6.09	238,202	1.07	0.47	0.47	139
Investor Shares*
07/01/24	12/31/24	8.91	0.19	0.01	0.20	(0.21)	—	(0.21)	8.90	2.17	781	4.12	0.50	0.50	109
07/01/23	06/30/24	9.12	0.36	(0.20)	0.16	(0.37)	—	(0.37)	8.91	1.84	771	4.06	0.50	0.50	335
07/01/22	06/30/23	9.61	0.27	(0.47)	(0.20)	(0.29)	—	(0.29)	9.12	(2.11)	1,390	2.93	0.50	0.50	229
07/01/21	06/30/22	10.57	0.09	(0.91)	(0.82)	(0.14)	—	(0.14)	9.61	(7.81)	2,211	0.89	0.49	0.49	204
07/01/20	06/30/21	10.47	(0.03)	0.19	0.16	(0.06)	—	(0.06)	10.57	1.48	31,876	(0.32)	0.50	0.50	148
07/01/19	06/30/20	10.02	0.11	0.50	0.61	(0.16)	—	(0.16)	10.47	6.15	9,755	1.02	0.52	0.52	139

The accompanying notes are an integral part of these financial statements.

75

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory - WMC Strategic European Equity Fund:
Institutional Shares*
07/01/24	12/31/24	$13.54	$0.04	$0.21	$0.25	$(0.28)	$(0.42)	$(0.70)	$13.09	1.75%	$318,165	0.57%	1.05%	1.05%	22%
07/01/23	06/30/24	11.82	0.26	1.62	1.88	(0.16)	—	(0.16)	13.54	16.05	311,205	2.09	1.05	1.05	41
07/01/22	06/30/23	10.34	0.19	1.58	1.77	(0.21)	(0.08)	(0.29)	11.82	17.50	227,407	1.74	1.08	1.08	73
07/01/21	06/30/22	13.08	0.15	(1.68)	(1.53)	(0.11)	(1.10)	(1.21)	10.34	(12.75)	232,340	1.22	1.04	1.04	43
07/01/20	06/30/21	10.51	0.13	3.20	3.33	(0.03)	(0.73)	(0.76)	13.08	32.55	417,419	1.12	1.05	1.05	51
07/01/19	06/30/20	11.15	0.03	(0.07)	(0.04)	(0.10)	(0.50)	(0.60)	10.51	(0.66)	287,081	0.29	1.09	1.09	53
Investor Shares*
07/01/24	12/31/24	13.49	0.03	0.22	0.25	(0.26)	(0.42)	(0.68)	13.06	1.72	15,482	0.42	1.20	1.20	22
07/01/23	06/30/24	11.77	0.24	1.62	1.86	(0.14)	—	(0.14)	13.49	15.91	12,912	1.94	1.20	1.20	41
07/01/22	06/30/23	10.30	0.17	1.58	1.75	(0.20)	(0.08)	(0.28)	11.77	17.30	14,922	1.59	1.23	1.23	73
07/01/21	06/30/22	13.03	0.13	(1.67)	(1.54)	(0.09)	(1.10)	(1.19)	10.30	(12.89)	19,007	1.07	1.19	1.19	43
07/01/20	06/30/21	10.48	0.12	3.18	3.30	(0.02)	(0.73)	(0.75)	13.03	32.36	39,751	0.97	1.20	1.20	51
07/01/19	06/30/20	11.12	0.01	(0.06)	(0.05)	(0.09)	(0.50)	(0.59)	10.48	(0.77)	22,224	0.14	1.24	1.24	53
Advisor Shares*
07/01/24	12/31/24	13.28	0.01	0.21	0.22	(0.21)	(0.42)	(0.63)	12.87	1.54	3,057	0.17	1.45	1.45	22
07/01/23	06/30/24	11.60	0.21	1.59	1.80	(0.12)	—	(0.12)	13.28	15.58	2,968	1.69	1.45	1.45	41
07/01/22	06/30/23	10.17	0.14	1.56	1.70	(0.19)	(0.08)	(0.27)	11.60	17.05	2,689	1.34	1.48	1.48	73
07/01/21	06/30/22	12.88	0.10	(1.65)	(1.55)	(0.06)	(1.10)	(1.16)	10.17	(13.09)	2,387	0.82	1.44	1.44	43
07/01/20	06/30/21	10.38	0.08	3.16	3.24	(0.01)	(0.73)	(0.74)	12.88	32.01	3,728	0.72	1.45	1.45	51
07/01/19	06/30/20	11.03	(0.01)	(0.07)	(0.08)	(0.07)	(0.50)	(0.57)	10.38	(1.04)	3,816	(0.11)	1.49	1.49	53
Brown Advisory Emerging Markets Select Fund:
Institutional Shares*
07/01/24	12/31/24	11.67	0.08	(0.07)	0.01	(0.23)	—	(0.23)	11.45	0.05	600,455	1.38	1.09	1.09	29
07/01/23	06/30/24	10.63	0.20	1.03	1.23	(0.19)	—	(0.19)	11.67	11.74	622,254	1.81	1.09	1.09	70
07/01/22	06/30/23	10.13	0.16	0.47	0.63	(0.13)	—	(0.13)	10.63	6.27	537,466	1.55	1.11	1.11	69
07/01/21	06/30/22	12.57	0.14	(2.50)	(2.36)	(0.08)	—	(0.08)	10.13	(18.87)	504,216	1.25	1.10	1.10	70
07/01/20	06/30/21	8.86	0.09	3.69	3.78	(0.07)	—	(0.07)	12.57	42.71	529,908	0.78	1.12	1.12	61
07/01/19	06/30/20	9.34	0.11	(0.48)	(0.37)	(0.11)	—	(0.11)	8.86	(4.04)	267,282	1.27	1.16	1.16	62
Investor Shares*
07/01/24	12/31/24	11.66	0.07	(0.07)	—	(0.22)	—	(0.22)	11.44	(0.05)	4,952	1.23	1.24	1.24	29
07/01/23	06/30/24	10.62	0.18	1.03	1.21	(0.17)	—	(0.17)	11.66	11.60	3,220	1.66	1.24	1.24	70
07/01/22	06/30/23	10.13	0.14	0.46	0.60	(0.11)	—	(0.11)	10.62	6.01	2,025	1.40	1.26	1.26	69
07/01/21	06/30/22	12.56	0.13	(2.50)	(2.37)	(0.06)	—	(0.06)	10.13	(18.93)	4,368	1.10	1.25	1.25	70
07/01/20	06/30/21	8.85	0.07	3.69	3.76	(0.05)	—	(0.05)	12.56	42.56	5,908	0.63	1.27	1.27	61
07/01/19	06/30/20	9.33	0.10	(0.49)	(0.39)	(0.09)	—	(0.09)	8.85	(4.29)	4,202	1.12	1.31	1.31	62
Advisor Shares*
07/01/24	12/31/24	11.69	0.06	(0.08)	(0.02)	(0.19)	—	(0.19)	11.48	(0.16)	217	0.98	1.49	1.49	29
07/01/23	06/30/24	10.65	0.15	1.04	1.19	(0.15)	—	(0.15)	11.69	11.32	225	1.41	1.49	1.49	70
07/01/22	06/30/23	10.16	0.12	0.46	0.58	(0.09)	—	(0.09)	10.65	5.76	220	1.15	1.51	1.51	69
07/01/21	06/30/22	12.60	0.10	(2.50)	(2.40)	(0.04)	—	(0.04)	10.16	(19.11)	27	0.85	1.50	1.50	70
07/01/20	06/30/21	8.87	0.04	3.70	3.74	(0.01)	—	(0.01)	12.60	42.17	24	0.38	1.52	1.52	61
07/01/19	06/30/20	9.37	0.08	(0.50)	(0.42)	(0.08)	—	(0.08)	8.87	(4.61)	52	0.87	1.56	1.56	62
Brown Advisory - Beutel Goodman Large-Cap Value Fund:
Institutional Shares*
07/01/24	12/31/24	15.43	0.14	0.31	0.45	(0.22)	(0.99)	(1.21)	14.67	2.64	1,907,893	1.75	0.54	0.54	15
07/01/23	06/30/24	13.68	0.26	1.74	2.00	(0.25)	—	(0.25)	15.43	14.80	1,890,909	1.85	0.54	0.54	24
07/01/22	06/30/23	12.04	0.25	1.86	2.11	(0.22)	(0.25)	(0.47)	13.68	17.67	1,664,063	1.89	0.55	0.55	17
07/01/21	06/30/22	14.41	0.23	(1.42)	(1.19)	(0.20)	(0.98)	(1.18)	12.04	(8.68)	1,237,283	1.71	0.55	0.55	33
07/01/20	06/30/21	10.61	0.20	3.99	4.19	(0.39)	—	(0.39)	14.41	40.12	1,149,351	1.52	0.55	0.55	42
07/01/19	06/30/20	10.47	0.56	(0.20)	0.36	(0.10)	(0.12)	(0.22)	10.61	3.27	452,012	5.26	0.57	0.57	32

The accompanying notes are an integral part of these financial statements.

76

Financial Highlights(Continued)

			From Investment Operations(a)			Distributions to Shareholders From						Ratios to Average Net Assets(b)
For a Share Outstanding Throughout Each Fiscal Period:		Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gains (Losses)	Total	Net Investment Income	Net Realized Gains	Total	Net Asset Value, End of Period	Total Return(c)	Net Assets at End of Period (000’s)	Net Investment Income (Loss)	Net Expenses	Gross Expenses(d)	Portfolio Turnover Rate(c)
Beginning	Ending
Brown Advisory - Beutel Goodman Large-Cap Value Fund (Continued)
Investor Shares*
07/01/24	12/31/24	$15.38	$0.13	$0.30	$0.43	$(0.20)	$(0.99)	$(1.19)	$14.62	2.51%	$18,727	1.60%	0.69%	0.69%	15%
07/01/23	06/30/24	13.64	0.25	1.74	1.99	(0.25)	—	(0.25)	15.38	14.73	16,639	1.70	0.69	0.69	24
07/01/22	06/30/23	12.02	0.23	1.85	2.08	(0.21)	(0.25)	(0.46)	13.64	17.46	2,535	1.74	0.70	0.70	17
07/01/21^	06/30/22	14.41	0.21	(1.42)	(1.21)	(0.20)	(0.98)	(1.18)	12.02	(8.87)	208	1.56	0.70	0.70	33
Brown Advisory - WMC Japan Equity Fund:
Institutional Shares*
09/30/24^	12/31/24	10.00	0.01	(0.69)	(0.68)	—	—	—	9.32	(6.80)	121,149	0.22	1.00	1.08	29
Investor Shares*
09/30/24^	12/31/24	10.00	—	(0.68)	(0.68)	—	—	—	9.32	(6.80)	9	0.07	1.15	1.23	29

*
Information for periods beginning after June 30, 2024 is unaudited. Redemption fees of less than $0.005/share are not presented and are included in net realized & unrealized gains (losses) from investment operations.

^	Information presented is for the entire history of the share class.
(a)	Calculated based on average shares outstanding during the fiscal period.
(b)
Annualized for periods less than one year. Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(c)	Not annualized for periods less than one year. Portfolio turnover rates are calculated at the fund level (not by individual share class).
(d)	Reflects the expense ratio excluding any expense waivers or expense recoupments.
The accompanying notes are an integral part of these financial statements.

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Brown Advisory Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)
NOTE 1. ORGANIZATION
Brown Advisory Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-ended management investment company. The Trust offers the following series of shares (each a “Fund,” and collectively, the “Funds”):
•	Brown Advisory Growth Equity Fund (“Growth Equity Fund”) seeks to achieve capital appreciation by primarily investing in equity securities,
•	Brown Advisory Flexible Equity Fund (“Flexible Equity Fund”) seeks to achieve long-term growth of capital,
•	Brown Advisory Sustainable Growth Fund (“Sustainable Growth Fund”) seeks to achieve capital appreciation,
•	Brown Advisory Mid-Cap Growth Fund (“Mid-Cap Growth Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Small-Cap Growth Fund (“Small-Cap Growth Fund”) seeks to achieve long-term capital appreciation by primarily investing in equity securities,
•	Brown Advisory Small-Cap Fundamental Value Fund (“Small-Cap Fundamental Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Sustainable Small-Cap Core Fund (“Sustainable Small-Cap Core Fund”) seeks to achieve long-term capital appreciation by investing primarily in equity securities of small-cap companies,
•	Brown Advisory Sustainable Value Fund (“Sustainable Value Fund”) seeks to achieve long-term capital appreciation,
•	Brown Advisory Global Leaders Fund (“Global Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in global equities,
•	Brown Advisory Sustainable International Leaders Fund (“Sustainable International Leaders Fund”) seeks to achieve long-term capital appreciation by investing primarily in international equities,
•
Brown Advisory Intermediate Income Fund (“Intermediate Income Fund”) seeks to provide a high level of current income consistent with the preservation of principal within an intermediate-term maturity structure,

•
Brown Advisory Sustainable Bond Fund (“Sustainable Bond Fund”) seeks to provide a competitive total return consistent with the preservation of principal while giving special consideration to certain environmental, social and governance criteria,

•	Brown Advisory Maryland Bond Fund (“Maryland Bond Fund”) seeks to provide a high level of current income exempt from both Federal and Maryland State income taxes without undue risk,
•
Brown Advisory Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds,

•
Brown Advisory Tax-Exempt Sustainable Bond Fund (“Tax-Exempt Sustainable Bond Fund”) seeks to provide a high level of current income exempt from Federal income tax by investing primarily in intermediate-term investment grade municipal bonds while giving special consideration to certain environmental, social, and governance criteria,

•	Brown Advisory Mortgage Securities Fund (“Mortgage Securities Fund”) seeks to maximize total return consistent with preservation of capital,
•
Brown Advisory - WMC Strategic European Equity Fund (“WMC Strategic European Equity Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in Europe,

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
•
Brown Advisory Emerging Markets Select Fund (“Emerging Markets Select Fund”) seeks to achieve total return by investing principally in equity securities issued by companies established or operating in emerging markets, and

•	Brown Advisory - Beutel Goodman Large-Cap Value Fund (“Beutel Goodman Large-Cap Value Fund”) seeks to achieve capital appreciation.
•
Brown Advisory - WMC Japan Equity Fund (“WMC Japan Equity Fund”) seeks to achieve total return by investing principally in equity securities of companies which are domiciled in or exercise the predominant part of their economic activity in Japan.

The Funds inception dates are as follows. Operations commenced the first business day after the inception date.

Fund	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity	10/19/2012	6/28/1999	5/18/2006
Flexible Equity	10/19/2012	11/30/2006	1/24/2007
Sustainable Growth	6/29/2012	6/29/2012	6/29/2012
Mid-Cap Growth	7/2/2018	10/2/2017	—
Small-Cap Growth	9/20/2002	6/28/1999	4/25/2006
Small-Cap Fundamental Value	10/19/2012	12/31/2008	7/28/2011
Sustainable Small-Cap Core	9/30/2021	9/30/2021	—
Sustainable Value	2/28/2023	2/28/2023	—
Global Leaders	10/31/2018	7/1/2015	—
Sustainable International Leaders	2/28/2022	2/28/2022	—
Intermediate Income	—	11/2/1995	5/13/1991
Sustainable Bond	7/2/2018	8/7/2017	—
Maryland Bond	—	12/21/2000	—
Tax-Exempt Bond	7/2/2018	6/29/2012	—
Tax-Exempt Sustainable Bond	—	12/2/2019	—
Mortgage Securities	5/13/2014	12/26/2013	—
WMC Strategic European Equity	10/21/2013	10/21/2013	10/21/2013
Emerging Markets Select	12/12/2012	12/12/2012	12/12/2012
Beutel Goodman Large-Cap Value	2/13/2018	6/30/2021	—
WMC Japan Equity	9/30/2024	9/30/2024	—

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies, which is part of U.S. GAAP.
A. Security Valuation – The Funds have adopted pricing and valuation procedures pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the Adviser serves as the Funds Valuation Designee. The Valuation Designee performs all fair value determinations along with all other responsibilities in accordance with Rule 2a-5. As Valuation Designee, the Adviser is authorized to make all necessary determinations of fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from independent pricing services are inaccurate or unreliable.
The Funds have adopted US GAAP fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Domestic Equity Securities – Domestic equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over- the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Such domestic equity securities are typically categorized as Level 1 securities. Investments in other domestic open-ended mutual funds are valued at their reported Net Asset Value (“NAV”) and are typically categorized as Level 1 securities. Investments in Exchange Traded Funds (“ETFs”) and Closed-End Funds are valued at their last reported sale price and are typically categorized as Level 1 securities.
Foreign Equity Securities – For foreign equity securities that are traded on foreign exchanges, the Funds have selected ICE Data Services (“ICE”) to provide pricing data. The use of ICE’s pricing services with respect to these foreign exchange traded securities is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds that are traded on those foreign exchanges. The Funds utilize a confidence interval when determining whether or not to utilize these prices provided by ICE. The confidence interval is a measure of the relationship that each foreign exchange traded security has to movements in various indices and the price of the foreign exchange traded security’s corresponding American Depositary Receipt, if one exists. ICE provides a confidence interval for each foreign exchange traded security for which it provides a price. If the confidence interval provided by ICE is equal to or greater than a predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at that price. If the confidence interval provided by ICE is less than the predefined level utilized by the Funds, the Funds will value that foreign exchange traded security at the preceding closing price on its respective foreign exchange, or, if there were no transactions on the preceding day, at the mean between the bid and the asked prices. Such foreign securities are typically categorized as Level 2 securities. Foreign securities for which the local market closing prices are utilized are typically categorized as Level 1 securities.
Debt Securities – Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Fixed income debt instruments, such as commercial paper, banker’s acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors. Such debt securities are typically categorized as Level 2.
Exchange Traded Options – Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Such options are typically categorized as Level 2.

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Notes to Financial Statements
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Futures Contracts – Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1 securities.
Forward Foreign Currency Contracts – Forward foreign currency contracts are valued at the prevailing forward exchange rates of the underlying currencies and are categorized as Level 2 securities.
Securities for which quotations are not readily available, or for which quotations are deemed to be inaccurate or unreliable, are valued at their respective fair values as determined in good faith under guidelines and procedures adopted by the Board of Trustees. These are generally considered Level 3 securities when significant unobservable inputs are utilized in the determination of the fair value. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the guidelines and procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the date of this report, the Small-Cap Growth Fund and Emerging Markets Select Fund held Level 3 securities for which significant and unobservable inputs or assumptions were used in the determination of fair value. The total value of such securities held as of the date of this report was $1,022,788 or 0.1% of Small-Cap Growth Fund’s net assets and $1,848 or 0.0% of Emerging Market Select Fund’s net assets. The following is a summary of inputs used to value the Funds’ investments as of December 31, 2024:

	Level 1	Level 2	Level 3
Growth Equity Fund
Common Stocks	$752,157,790	$ —	$ —
Short-Term Investments	15,433,321	—	—
Total Investments	$767,591,111	$—	$—
Flexible Equity Fund
Common Stocks	$987,469,240	$—	$—
Short-Term Investments	7,714,733	—	—
Total Investments	$995,183,973	$—	$—
Sustainable Growth Fund
Common Stocks	$ 9,612,568,306	$—	$—
Short-Term Investments	163,564,262	—	—
Total Investments	$ 9,776,132,568	$—	$—
Mid-Cap Growth Fund
Common Stocks	$70,698,694	$—	$—
Short-Term Investments	1,659,716	—	—
Total Investments	$72,358,410	$—	$—
Small-Cap Growth Fund†
Common Stocks	$ 1,416,188,610	$—	$—
REIT^	17,790,638	—	—
Private Placements	—	—	1,022,788
Short-Term Investments	23,011,074	—	—
Total Investments	$1,456,990,322	$—	$1,022,788

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Small-Cap Fundamental Value Fund
Common Stocks	$1,245,368,161	$—	$ —
REIT^	83,524,043	—	—
Short-Term Investments	39,810,847	—	—
Total Investments	$1,368,703,051	$—	$—
Sustainable Small-Cap Core Fund
Common Stocks	$79,234,304	$—	$ —
REIT^	3,099,929	—	—
Short-Term Investments	3,609,646	—	—
Total Investments	$85,943,879	$—	$—
Sustainable Value Fund
Common Stocks	$118,401,506	$—	$—
Short-Term Investments	5,915,302	—	—
Total Investments	$124,316,808	$—	$—
Global Leaders Fund
Common Stocks:
Brazil	$—	$30,339,043	$—
China	—	47,420,756	—
Denmark	—	35,945,813	—
France	—	74,475,613	—
Germany	—	129,612,110	—
India	—	62,385,354	—
Indonesia	—	37,642,277	—
Netherlands	34,048,941	49,532,500	—
Sweden	—	32,546,021	—
Switzerland	—	54,295,157	—
Taiwan	73,331,197	—	—
United Kingdom	—	207,460,169	—
United States	1,205,018,589	—	—
Short-Term Investments	9,657,491	—	—
Total Investments	$1,322,056,218	$761,654,813	$—
Sustainable International Leaders Fund
Common Stocks:
Brazil	$—	$758,505	$—
Canada	2,035,555	—	—
China	—	786,323	—
Finland	—	744,122	—
France	—	4,117,219	—
Germany	—	2,733,771	—
India	1,522,359	565,070	—
Indonesia	—	979,288	—
Japan	—	1,280,154	—
Netherlands	—	2,245,148	—

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Notes to Financial Statements
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	Level 1	Level 2	Level 3
Sustainable International Leaders Fund - (Continued)
Common Stocks - (Continued)
Spain	$—	$693,561	$ —
Sweden	—	658,202	—
Switzerland	—	1,663,413	—
United Kingdom	—	8,919,726	—
United States	2,015,691	—	—
Short-Term Investments	611,561	—	—
Total Investments	$6,185,166	$26,144,502	$—
Intermediate Income Fund
Agency Residential Mortgage-Backed Securities	$—	$40,320,129	$—
U.S. Treasury Securities	—	37,239,354	—
Corporate Bonds	—	32,854,979	—
Asset-Backed Securities	—	5,303,680	—
Agency Commercial Mortgage-Backed Securities	—	2,385,354	—
Non-Agency Residential Mortgage-Backed Securities	—	643,108	—
Short-Term Investments	2,823,204	—	—
Total Investments	$2,823,204	$118,746,604	$—
Futures Contracts - Long*	$(70,856)	$—	$—
Futures Contracts - Short*	$43,609	$—	$—
Sustainable Bond Fund
Agency Residential Mortgage-Backed Securities	$—	$177,984,049	$—
Corporate Bonds	—	176,749,495	—
U.S. Treasury Securities	—	105,037,770	—
Foreign Government Agency Issues	—	82,555,393	—
Asset-Backed Securities	—	27,465,373	—
Non-Agency Commercial Mortgage-Backed Securities	—	6,175,335	—
Municipal Bonds	—	5,141,320	—
Agency Commercial Mortgage-Backed Securities	—	778,231	—
Short-Term Investments	6,592,657	799,346	—
Total Investments	$6,592,657	$582,686,312	$—
Futures Contracts - Long*	$(1,276,621)	$—	$—
Futures Contracts - Short*	$561,037	$—	$—
Maryland Bond Fund
Municipal Bonds	$—	$163,884,887	$—
Short-Term Investments	1,650,648	—	—
Total Investments	$1,650,648	$163,884,887	$—
Tax-Exempt Bond Fund
Municipal Bonds	$—	$1,003,810,120	$—
Short-Term Investments	17,577,482	—	—
Total Investments	$17,577,482	$1,003,810,120	$—

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Tax-Exempt Sustainable Bond Fund
Municipal Bonds	$—	$288,517,026	$ —
Short-Term Investments	4,729,306	—	—
Total Investments	$4,729,306	$288,517,026	$—
Mortgage Securities Fund
Agency Residential Mortgage-Backed Securities	$—	$269,642,816	$—
Asset-Backed Securities	—	21,209,877	—
Agency Commercial Mortgage-Backed Securities	—	11,409,313	—
Non-Agency Commercial Mortgage-Backed Securities	—	2,003,657	—
Municipal Bonds	—	347,854	—
Short-Term Investments	27,394,863	—	—
Total Investments	$27,394,863	$304,613,517	$—
Futures Contracts - Long*	$(154,372)	$—	$—
Futures Contracts - Short*	$319,053	$—	$—
WMC Strategic European Equity Fund
Common Stocks:
Austria	$—	$11,404,736	$—
Belgium	—	18,010,125	—
Czech Republic	—	2,527,268	—
Denmark	—	15,075,034	—
Finland	—	5,084,283	—
France	—	35,980,963	—
Germany	—	44,182,043	—
Ireland	3,581,354	14,544,323	—
Italy	—	2,669,116	—
Netherlands	—	11,953,531	—
Norway	—	3,289,833	—
Portugal	6,447,170	—	—
Spain	—	14,222,655	—
Sweden	—	6,496,778	—
Switzerland	—	17,583,869	—
United Kingdom	3,803,463	103,912,099	—
Preferred Stocks	—	3,183,593	—
Short-Term Investments	10,034,682	—	—
Total Investments	$23,866,669	$310,120,249	$—
Emerging Markets Select Fund†
Common Stocks:
Brazil	$—	$21,786,474	$—
China	5,444,865	157,704,016	—
Hungary	—	8,272,271	—
India	—	115,848,825	—
Indonesia	—	25,143,842	—
Kazakhstan	3,545,374	—	—

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

	Level 1	Level 2	Level 3
Emerging Markets Select Fund - (Continued)
Common Stocks - (Continued)
Russia	$—	$—	$1,848
Singapore	6,982,320	31,045,789	—
South Africa	—	2,684,203	—
South Korea	—	74,475,770	—
Taiwan	—	88,870,221	—
Thailand	—	17,505,562	—
Turkey	—	2,625,917	—
United Arab Emirates	—	2,414,395	—
United States	13,636,359	—	—
Vietnam	—	5,671,818	—
Preferred Stocks	—	12,974,988	—
Short-Term Investments	3,032,868	—	—
Total Investments	$32,641,786	$567,024,091	$1,848
Beutel Goodman Large-Cap Value Fund
Common Stocks	$1,853,738,672	$—	$—
Short-Term Investments	68,942,245	—	—
Total Investments	$1,922,680,917	$—	$—
WMC Japan Equity Fund
Common Stocks	$—	$110,934,761	$—
Exchange Traded Funds	3,337,688	—	—
REIT^	—	1,821,335	—
Short-Term Investments	6,037,705	—	—
Total Investments	$9,375,393	$112,756,096	$—

^	Real Estate Investment Trusts
*	Amounts presented for Futures Contracts represent total unrealized appreciation (depreciation) as of the date of this report.
†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.
B. Securities Transactions and Investment Income – Investment securities transactions are accounted for on trade date. Discounts/premiums on debt securities purchased are accreted/amortized to contractual maturity, estimated maturity, or next call date, as applicable. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. Distributions deemed to be a return of capital are recorded as a reduction of the cost of the related investments or as realized capital gains when there is no remaining cost basis on the investments.
The Funds are subject to foreign income taxes imposed by certain countries in which they invest. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are recognized by the Funds as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain (loss) on securities in the Statements of Operations. To the extent that the Funds may have country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability recognized by the Funds are included on the Statements of Assets and Liabilities as Non-U.S. deferred tax.

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C. Expenses and Share Class Allocations – Expenses directly attributable to a Fund are charged to that Fund. Expenses attributable to more than one Fund are allocated to the respective Funds on the basis of relative net assets or other appropriate methods. In Funds with multiple share classes, each share class has equal rights to earnings and assets except that each share class bears different shareholder servicing and/or Rule 12b-1 distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that share class. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized capital gains or losses on investments are allocated to each share class on the basis of relative net assets.
D. Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. Dollar amounts on the respective dates of such transactions.
The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Some of the Funds may invest in forward foreign currency contracts. These amounts are presented separately from realized and unrealized gains and losses from investments in the financial statements.
E. Options – The Funds may invest in options. When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchase by a Fund. A Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases an option, an amount equal to the premium paid by a Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non- income producing securities. None of the Funds purchased, sold or wrote any options during the six months ended December 31, 2024.
F. To-Be-Announced Securities – Some of the Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered into is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase a Fund’s exposure to interest rate risk and could also expose a Fund to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter into TBAs with counterparties for which the risk of default is determined to be remote. As a purchaser or seller of TBAs, the Funds segregate cash or cash equivalents as collateral as required in accordance with applicable industry regulations.
G. Tender Option Bonds – Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund may engage in tender option bond (“TOB”) transactions up to 5% of its net assets which are accounted for by the funds as a secured borrowing. In a typical TOB transaction, a Fund or another party deposits fixed-rate municipal bonds or other securities into a special purposes entity, referred to as a tender option bond trust (a “TOB Trust”). The TOB Trust generally issues short-term floating rate interests (“Floaters”), which are generally sold to third party investors (often money market funds) and residual interests (“Residual Interests”), which are generally held by the Fund or party that contributed the securities to the TOB Trust. The interest rates payable on the Residual Interests bear an inverse

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
relationship to the interest rate on the Floaters. The interest rate on the Floaters is reset by a remarketing process typically every 7 to 35 days. After income is paid on the Floaters at current, short- term rates, the residual income from the underlying bond held by the TOB Trust goes to the Residual Interests. If a Fund is the depositor of the municipal bonds or other securities to the TOB Trust, the Fund will receive the proceeds from the TOB Trust’s sale of the Floaters, less certain transaction costs. These proceeds may be used by the Fund to invest in other securities, which would have a leveraging effect on the Fund.
Residual Interests may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances, the holder of the Residual Interests bears substantially all of the underlying bond’s downside investment risk and also benefits from any appreciation in the value of the underlying bond. Investments in Residual Interests typically will involve greater risk than investments in the underlying municipal bond, including the risk of loss of principal. Because changes in the interest rate on the Floaters inversely affect the residual interest paid on the Residual Interests, the value of the Residual Interests is generally more volatile than that of a fixed-rate municipal bond. Floaters and Residual Interests are subject to interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest received by the Residual Interests when short-term interest rates rise, and increase the interest received when short-term interest rates fall.
The Residual Interests held by a Fund provide the Fund with the right to: (1) cause the holders of the Floaters to tender their notes at par, and (2) cause the sale of the underlying bond held by the TOB Trust, thereby collapsing the TOB Trust. A Fund may invest in a TOB Trust on either a non-recourse and recourse basis. Each Fund does not currently intend to invest in a TOB Trust on a recourse basis, although each Fund reserves the right to do so in the future. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Floaters to tender their Floaters in exchange for payment of par plus accrued interest on any business day (subject to the non- occurrence of a TOTE, as such term is defined below). Depending on the structure of the TOB Trust, the Liquidity Provider may purchase the tendered Floaters, or the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered Floaters.
The TOB Trust may also be collapsed without the consent of a Fund, as the holder of the Residual Interest, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, or a judgment or ruling that interest on the underlying municipal bond is subject to federal income taxation. Upon the occurrence of a TOTE, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the Floaters up to par plus accrued interest owed on the Floaters and a portion of gain share, if any, with the balance paid out to the holder of the Residual Interests. In the case of a mandatory termination event, as defined in the TOB Trust agreements, after the payment of fees, the holders of the Floaters would be paid before the holders of the Residual Interests (i.e., the Fund). In contrast, in the case of a TOTE, after payment of fees, the holders of the Floaters and the holders of the Residual Interests would be paid pro rata in proportion to the respective face values of their certificates.
Under GAAP, securities of a Fund that are deposited into a TOB Trust continue to be treated as investments of the Fund and are presented on the Fund’s Schedule of Investments and outstanding Floaters issued by a TOB Trust are presented as “Floating rate note obligations, interest and fees” in the liabilities section of the Fund’s Statement of Assets and Liabilities and also includes interest and fees associated with the floating rate obligations. Interest income from the underlying security is recorded by the Fund on an accrual basis and included as part of “Interest Income” on the Statements of Operations. Interest expense and other fees incurred on the Floaters is included on the Statement of Operations as “Interest expense and fees on floating rate note obligations”. During six months ended December 31, 2024, none of the Funds engaged in TOB transactions.
H. Distributions to Shareholders – For Maryland Bond Fund, Tax-Exempt Bond Fund and Tax-Exempt Sustainable Bond Fund, distributions of net investment income, if any, are declared daily and paid monthly. Distributions to shareholders of net investment income, if any, are declared and paid monthly for the Intermediate Income Fund, Sustainable Bond Fund and Mortgage Securities Fund. The remaining Funds declare and pay net investment income, if any, at least annually. Distributions to shareholders of net capital gains, if any, are declared and

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
paid at least annually. Distributions are recorded on the ex-dividend date. If a Fund is involved in a reorganization in which it acquires, or is being acquired by another fund, an additional distribution of net investment income and/or capital gains may be made prior to such reorganization.
I. Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.
J. Federal Taxes – Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.
The Funds recognize tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.
The Funds have analyzed their tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain income tax positions taken on returns filed for open tax years (2021-2023) as of June 30, 2024 or are expected to be taken in the Funds’ 2024 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware State; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next year.
K. Redemption Fees – A shareholder who redeems or exchanges shares of the Funds within fourteen days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain exceptions. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time.
L. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
NOTE 3. AFFILIATED PARTY TRANSACTIONS
Investment Adviser – Brown Advisory LLC serves as Investment Adviser (“the Adviser”) to the Funds. Pursuant to investment advisory agreements, the Adviser receives a management fee, accrued daily and payable monthly, from each Fund at an annual rate of the Fund’s average daily net assets as follows:

Fund	Breakpoint	Annual Fee
Growth Equity and	First $1.5 billion	0.60%
Sustainable Growth	$1.5 billion to $3 billion	0.55%
	$3 billion to $6 billion	0.50%
	Over $6 billion	0.45%
Flexible Equity	First $150 million	0.50%
	$150 million to $250 million	0.45%
	$250 million to $1 billion	0.40%
	Over $1 billion	0.38%

Fund	Annual Fee
Mid-Cap Growth	0.65%
Small-Cap Growth	0.85%
Small-Cap Fundamental Value	0.85%

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

Fund	Annual Fee
Sustainable Small-Cap Core	0.85%
Sustainable Value	0.60%
Global Leaders[1]	0.65%
Sustainable International Leaders[1]	0.75%
Intermediate Income	0.30%
Sustainable Bond	0.30%
Maryland Bond	0.30%
Tax-Exempt Bond	0.30%
Tax-Exempt Sustainable Bond	0.30%
Mortgage Securities	0.30%
WMC Strategic European Equity[2]	0.90%
Emerging Markets Select[2,3]	0.90%
Beutel Goodman Large-Cap Value[4]	0.45%
WMC Japan Equity[2]	0.80%

[1]
Brown Advisory Limited (“BAL”) serves as sub-adviser to the Global Leaders Fund and the Sustainable International Leaders Fund and makes investment decisions on their behalf. BAL is compensated for its services by the Adviser.

[2]
Wellington Management Company LLP (“Wellington”) serves as sub-adviser to the WMC Strategic European Equity Fund, the Emerging Markets Select Fund, and the WMC Japan Equity Fund and makes investment decisions on their behalf. Wellington is compensated for its services by the Adviser.

[3]	Pzena Investment Management, LLC (“Pzena”) serves as sub-adviser to the Emerging Markets Select Fund and makes investment decisions on its behalf. Pzena is compensated for its services by the Adviser.
[4]
Beutel, Goodman & Company Ltd. (“Beutel Goodman”) serves as sub-adviser to the Beutel Goodman Large-Cap Value Fund and makes investment decisions on its behalf. Beutel Goodman is compensated for its services by the Adviser.

These fees are reported on the Funds’ Statements of Operations as “Investment advisory fees”.
Business Management Fees – The Adviser is also entitled to receive an annual business management fee of 0.05%, accrued daily and payable monthly, of the Funds’ average daily net assets in exchange for its management and oversight of the non-investment advisory services provided to the Funds and the Trust. These fees are reported on the Funds’ Statements of Operations as “Business management fees”.
Fee Waivers and Expense Reimbursements (Operating Expense Caps) – The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses as follows:

Fund(s):	Institutional Shares	Investor Shares	Advisor Shares
Growth Equity, Flexible Equity, Sustainable Growth and Mid-Cap Growth	0.82%	0.97%	1.22%
Small-Cap Growth	1.04%	1.19%	1.44%
Small-Cap Fundamental Value	1.03%	1.18%	1.43%
Sustainable Small-Cap Core	0.93%	1.08%	1.33%
Global Leaders	0.87%	1.02%	1.27%
Sustainable International Leaders	0.85%	1.00%	1.25%
Intermediate Income	0.48%	0.53%	0.78%
Sustainable Bond	0.53%	0.58%	0.83%
Maryland Bond and Mortgage Securities	0.55%	0.60%	0.85%
Tax-Exempt Bond and Tax-Exempt Sustainable Bond	0.62%	0.67%	0.92%
WMC Strategic European Equity	1.11%	1.26%	1.51%
Emerging Markets Select	1.17%	1.32%	1.57%
Sustainable Value and Beutel Goodman Large-Cap Value	0.70%	0.85%	1.10%
WMC Japan Equity	1.00%	1.15%	1.40%

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Brown Advisory Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
During the six months ended December 31, 2024, the Adviser waived $8,139 in expenses for Mid-Cap Growth Fund, $49,181 in expenses for Sustainable Small-Cap Core Fund, $36,793 in expenses for Sustainable Value Fund, and $57,373 in expenses for Sustainable International Leaders Fund. The Adviser may recoup any waived amounts from the Funds if such reimbursement does not cause the Funds to exceed its existing expense limitations or the limitation in place at the time the reduction was originally made and the amount recouped is made within three years after the date on which the Adviser waived the expense. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any recoupment of previously waived fees and/or expenses. The cumulative amounts of previously waived fees that the Adviser may recoup from the Funds are shown below:

	June 30,
	2025	2026	2027	Total
Mid-Cap Growth Fund	$—	$11,288	$17,028	$28,316
Sustainable Small-Cap Core Fund	89,225	96,918	92,246	278,389
Sustainable Value Fund	N/A	56,368	75,923	132,291
Sustainable International Leaders Fund	59,952	110,385	104,346	274,683
Intermediate Income Fund	—	—	3,096	3,096

During the six months ended December 31, 2024, the Adviser has recovered $140 of the $3,096 of previously waived fees in the Intermediate Income Fund.
Distribution – ALPS Distributors, Inc. (the “Distributor”) serves as principal underwriter for shares of the Funds and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.
Rule 12b-1 Distribution Fees – Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act (“Distribution Plan”), each Fund pays ALPS Distributors, Inc. (the “Distributor”), or any other entity as authorized by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities an aggregate fee equal to 0.25% of the average daily net assets of Advisor Shares for each Fund. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to financial intermediaries or other persons, including the Adviser, for any distribution or service activity. These fees are reported in the Funds’ Statements of Operations as “Distribution fees – Advisor Shares”.
Shareholder Servicing Fees – The Trust has also adopted a Shareholder Service Plan under which each Fund may pay a fee of up to 0.15% of the average daily net assets of each Fund’s Investor and Advisor Shares (except for the Intermediate Income Fund, Sustainable Bond Fund, Maryland Bond Fund, Tax-Exempt Bond Fund, Tax-Exempt Sustainable Bond Fund and Mortgage Securities Fund, which may pay a fee of up to 0.05%) for shareholder services provided to the Funds by financial institutions, including the Adviser. The Adviser serves as the shareholder servicing agent of the Funds. These fees are reported in the Funds’ Statements of Operations as “Service fees – Investor Shares” and “Service fees – Advisor Shares”.
Investments in Affiliates – Intermediate Income Fund – The Intermediate Income Fund and Mortgage Securities Fund are considered affiliates since Brown Advisory LLC is the Adviser to both of the Funds. In seeking to achieve its investment objective, the Intermediate Income Fund may invest a portion of its assets into the Mortgage Securities Fund. As of December 31, 2024, the Intermediate Income Fund did not own shares of the Mortgage Securities Fund.
The Intermediate Income Fund has entered into a Fee Waiver Agreement (the “Agreement”) with the Adviser. Per the Agreement, the Intermediate Income Fund will waive Advisory Fees in an amount equal to the Advisory Fees earned by the Mortgage Securities Fund on the assets invested into it by the Intermediate Income Fund. For example, if the Intermediate Income Fund owned $10,000,000 worth of the Mortgage Securities Fund for an entire year, it would waive, on an annual basis, $30,000 in Advisory Fees ($10,000,000 multiplied by 0.30%, the annual Advisory Fee ratio for the Mortgage Securities Fund). For the six months ended December 31, 2024, the Intermediate Income Fund waived $3,864 in Advisory Fees per the terms of the Agreement. This is a permanent waiver of fees and these waived fees may not be recouped by the Adviser at any time in the future.

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
See the table below for details of the Intermediate Income Fund’s investment in the Mortgage Securities Fund Institutional Shares for the six months ended December 31, 2024:

Beginning Market Value 6/30/2024	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 12/31/2024	Dividend Income	Capital Gain Distributions	Shares Owned at 12/31/2024
$15,322,826	$ —	$ (15,625,531)	$ (1,931,982)	$ 2,234,687	$ —	$ 24,811	$ —	$ —

Other Service Providers – U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”), and in that capacity, performs various administrative services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. Certain officers of the Trust are employees of Fund Services and the Funds’ custodian, U.S. Bank, N.A., is an affiliate of the Administrator. Fees paid to Fund Services and U.S. Bank, N.A. for its service can be found in the Statements of Operations as “Administration, accounting and transfer agent fees” and “Custodian fees”, respectively. Additional amounts for miscellaneous expenses may be paid by the Funds to Fund Services and included in “Miscellaneous expenses” in the Statements of Operations.
Rule 17a-7 Transactions – Each Fund is permitted to purchase and sell securities to certain affiliated parties under specified conditions outlined in procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. Pursuant to these procedures, during the six months ended December 31, 2024, the WMC Japan Equity Fund engaged in such securities purchases of $889,437. The WMC Strategic European Equity Fund and Emerging Markets Selects Fund engaged in such securities sales of $476,273 and $256,430, resulting in realized gain (loss) of $127,361 and $(46,486), respectively. These transactions are included in the purchases and sales table in Note 4.
NOTE 4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from sales of investments (including maturities), other than short-term investments, for the six months ended December 31, 2024 were as follows:

Fund	Purchases	Sales
Growth Equity	$135,749,910	$572,327,210
Flexible Equity	76,247,812	63,723,529
Sustainable Growth	1,427,532,514	2,128,518,733
Mid-Cap Growth	33,037,026	65,807,319
Small-Cap Growth	252,333,875	471,057,799
Small-Cap Fundamental Value	268,405,073	330,067,679
Sustainable Small-Cap Core	25,023,034	17,518,156
Sustainable Value	27,877,024	10,951,390
Global Leaders	223,947,277	169,103,777
Sustainable International Leaders	5,726,660	11,365,292
Intermediate Income	52,888,798	45,153,648
Sustainable Bond	350,012,168	332,164,650
Maryland Bond	48,556,085	50,033,116
Tax-Exempt Bond	302,031,824	203,351,847
Tax-Exempt Sustainable Bond	65,674,431	49,684,316
Mortgage Securities	336,450,116	329,968,374
WMC Strategic European Equity	77,807,338	74,187,110
Emerging Markets Select	177,093,671	192,429,428
Beutel Goodman Large-Cap Value	288,736,542	295,803,218
WMC Japan Equity	143,139,991	21,844,191

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Brown Advisory Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
Purchases and sales of U.S. Government securities are included in the totals above and include U.S. Treasury Bonds and Notes. The Funds listed below purchased and sold U.S. Government securities for the year ended December 31, 2024 as follows:

Fund	Purchases	Sales
Intermediate Income	$16,775,447	$18,062,676
Sustainable Bond	34,243,584	10,637,496

NOTE 5. FEDERAL INCOME TAX AND DISTRIBUTION INFORMATION
Distributions during the fiscal periods ended as noted were characterized for tax purposes as follows (tax character during the six months ended December 31, 2024 is estimated):

	Tax Exempt Income		Ordinary Income		Long-Term Capital Gain^
Fund	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024	December 31, 2024	June 30, 2024
Growth Equity	$ —	$ —	$43,084,378	$—	$ 416,720,745	$ 150,454,901
Flexible Equity	—	—	6,762,519	2,099,783	40,696,185	18,908,484
Sustainable Growth	—	—	2,661	633,371	499,072,806	427
Mid-Cap Growth	—	—	—	—	—	—
Small-Cap Growth	—	—	6,117,075	—	75,779,338	—
Small-Cap Fundamental Value	—	—	46,218,898	8,209,043	163,905,830	67,260,302
Sustainable Small-Cap Core	—	—	531,066	104,510	190,320	—
Sustainable Value	—	—	2,349,210	659,597	459,255	—
Global Leaders	—	—	10,960,233	8,773,970	—	—
Sustainable International Leaders	—	—	338,796	153,689	56,740	—
Intermediate Income	—	—	2,165,551	3,968,874	—	—
Sustainable Bond	—	—	13,314,671	24,951,274	—	—
Maryland Bond	2,818,752	5,095,216	45,048	198,465	—	—
Tax-Exempt Bond	18,515,250	31,623,163	1,315,584	2,643,317	—	—
Tax-Exempt Sustainable Bond	4,631,008	9,552,568	585,571	834,512	—	—
Mortgage Securities	—	—	6,634,333	12,150,981	—	—
WMC Strategic European Equity	—	—	9,565,960	3,666,703	7,838,163	—
Emerging Markets Select	—	—	12,032,180	9,953,477	—	—
Beutel Goodman Large-Cap Value	—	—	40,959,212	30,539,664	110,348,849	—
WMC Japan Equity	—	N/A	—	N/A	—	N/A

^
Designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3). The Funds, as applicable, have also designated earnings and profits distributed to shareholders on the redemption of shares as capital gains in order toreduce earnings and profits of the Fund related to net capital gains to zero as of the date of this report.

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Brown Advisory Funds
Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
At June 30, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Growth Equity Fund	Flexible Equity Fund	Sustainable Growth Fund	Mid-Cap Growth Fund	Small-Cap Growth Fund	Small-Cap Fundamental Value Fund
Cost of investments	$ 599,396,126	$ 391,735,343	$ 6,151,827,017	$ 74,390,832	$ 1,327,081,589	$ 1,096,593,573
Unrealized appreciation	572,414,545	537,049,378	3,930,742,709	26,147,287	421,239,474	347,535,805
Unrealized depreciation	(25,813,646)	(4,249,872)	(132,801,668)	(3,713,920)	(120,822,415)	(91,214,224)
Net unrealized app (dep)	546,600,899	532,799,506	3,797,941,041	22,433,367	300,417,059	256,321,581
Undistributed income	43,031,519	5,538,581	—	—	6,116,971	25,482,636
Undistributed capital gains	391,342,200	25,678,691	394,648,811	—	73,104,332	106,156,824
Total undistributed earnings	434,373,719	31,217,272	394,648,811	—	79,221,303	131,639,460
Other accumulated gains (losses)	—	—	(8,748,987)	(5,481,865)	—	—
Total distributable earnings (losses)	$ 980,974,618	$ 564,016,778	$ 4,183,840,865	$ 16,951,502	$379,638,362	$387,961,041

	Sustainable Small-Cap Core Fund	Sustainable Value Fund	Global Leaders Fund	Sustainable International Leaders Fund	Intermediate Income Fund	Sustainable Bond Fund
Cost of investments	$ 74,797,359	$ 86,202,529	$ 1,339,929,197	$ 33,967,562	$ 120,794,989	$600,863,626
Unrealized appreciation	12,071,678	15,934,934	684,548,622	6,282,083	171,583	2,730,756
Unrealized depreciation	(9,583,910)	(1,830,422)	(62,645,430)	(1,746,674)	(8,335,970)	(19,155,635)
Net unrealized app (dep)	2,487,768	14,104,512	621,903,192	4,535,409	(8,164,387)	(16,424,879)
Undistributed income	63,438	1,260,322	9,157,352	331,789	260,141	1,537,387
Undistributed capital gains	190,242	—	—	—	—	—
Total undistributed earnings	253,680	1,260,322	9,157,352	331,789	260,141	1,537,387
Other accumulated gains (losses)	—	—	(6,015,831)	(226,636)	(9,992,079)	(122,039,096)
Total distributable earnings (losses)	$2,741,448	$15,364,834	$625,044,713	$4,640,562	$(17,896,325)	$(136,926,588)

	Maryland Bond Fund	Tax-Exempt Bond Fund	Tax-Exempt Sustainable Bond	Mortgage Securities Fund	WMC Strategic European Equity Fund	Emerging Markets Select Fund
Cost of investments	$ 173,801,652	$ 932,598,265	$ 289,165,385	$ 357,859,623	$ 273,203,177	$ 530,799,175
Unrealized appreciation	1,436,303	22,104,556	2,000,210	898,658	72,382,337	146,835,288
Unrealized depreciation	(8,088,012)	(22,873,347)	(12,705,232)	(18,396,429)	(21,326,164)	(48,712,692)
Net unrealized app (dep)	(6,651,709)	(768,791)	(10,705,022)	(17,497,771)	51,056,173	98,122,596
Undistributed income	362,623^	2,439,852^	682,662^	826,318	7,817,241	11,449,313
Undistributed capital gains	—	—	—	—	2,068,798	—
Total undistributed earnings	362,623	2,439,852	682,662	826,318	9,886,039	11,449,313
Other accumulated gains (losses)	(7,569,774)	(92,099,960)	(15,737,948)	(31,088,228)	(69,524)	(84,470,611)
Total distributable earnings (losses)	$(13,858,860)	$(90,428,899)	$(25,760,308)	$(47,759,681)	$60,872,688	$25,101,298

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

Beutel Goodman Large-Cap Value Fund
Cost of investments	$ 1,598,820,623
Unrealized appreciation	391,821,089
Unrealized depreciation	(88,071,080)
Net unrealized app (dep)	303,750,009
Undistributed income	21,387,010
Undistributed capital gains	74,714,139
Total undistributed earnings	96,101,149
Other accumulated gains (losses)	—
Total distributable earnings (losses)	$399,851,158

^	Represents income that is exempt from federal income taxes.
At June 30, 2024 the differences between tax basis and book basis amounts were primarily due to wash sales, post-October losses, post-December ordinary losses, timing differences related to the amortization of premium on certain fixed income securities, and distributions payable.
NOTE 6. FUTURES CONTRACTS
The Intermediate Income Fund, Sustainable Bond Fund, and Mortgage Securities Fund invested in futures contracts during the six months ended December 31, 2024. At the time a Fund purchases or enters into a futures contract, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the terms of the contract. This collateral may consist of cash and/or securities (generally U.S. Treasury Bills). Thereafter, in connection with changes in the value of the futures contracts, the Funds may send or receive collateral to or from the broker. Such amounts are included on the Statements of Assets and Liabilities as “Cash deposit at broker – futures contracts” or “Cash collateral from broker – futures contracts”. Securities pledged as collateral, ifthere are any, are included on the Statements of Assets and Liabilities as part of “Total investments, at value”. These securities are also tickmarked on the Schedules of Investments as being pledged in connection with open futures contracts.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the fluctuation in the value of the contract. These daily fluctuations are known as variation margin and are recorded by the Fund as unrealized gains or losses on futures contracts. When these futures contracts are closed, realized gains or losses on futures contracts are recorded by the Fund. The realized gains or losses are reported in the Statement of Operations as net realized gains or losses from futures contracts. Depending upon the agreement with the broker, the Funds may or may not settle variation margin daily. The Funds attempt to mitigate counterparty credit risk by only entering into futures contracts with brokers that the Funds believe have the financial resources to honor their obligations and by monitoring the financial stability of these brokers. The “Notional Amount” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts on the day they were opened. The “Notional Value” of futures contracts shown on the Schedule of Investments represents the notional value of the futures contracts as of the date of this report. For long futures contracts, an excess of Notional Value over Notional Amount results in unrealized appreciation on the futures contract (and an excess of Notional Amount over Notional Value results in unrealized depreciation on the futures contract). The opposite is true for short futures contracts. For futures contracts denominated in foreign currencies, both the Notional Amount and Notional Value have been translated into U.S. Dollars as of the date of this report. These unrealized appreciation (depreciation) amounts represent the net impact on a Fund’s net assets as a result of open futures contracts as of the date of this report. The use of long futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and up to the total Notional Amount of the futures contract as shown on the Schedule of Investments. The use of short futures contracts by the Funds subjects them to a risk of loss in excess of the gross unrealized appreciation and/or gross unrealized depreciation amounts shown on the Statements of Assets and Liabilities and, hypothetically, up to an unlimited amount of loss that could exceed the Notional Amount of the futures contracts as shown on the Schedules of Investments.

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)
During the six months ended December 31, 2024, investments in futures contracts were as follows:

		Average Notional Value Outstanding
Fund	Risk Type	Long Futures Contracts	Short Futures Contracts
Intermediate Income	Interest Rate	$ 19,004,928	$3,862,070
Sustainable Bond	Interest Rate	98,664,117	33,127,367
Mortgage Securities	Interest Rate	15,827,361	15,473,409

Investment in long futures contracts increases a Fund’s exposure to interest rate risk, while investment in short futures contracts serves to reduce a Fund’s exposure to interest rate risk. Assets and/or liabilities related to futures contracts were not subject to an arrangement wherein those assets and/or liabilities were, or could have been, settled on a net basis with any other derivative related obligations.
NOTE 7. LINE OF CREDIT
As of December 31, 2024, Brown Advisory Funds has a secured line of credit of up to $100,000,000 with U.S. Bank, N.A. The interest rate on the line of credit as of the date of this report was 7.50% (prime rate). The following table shows the details of the Funds’ borrowing activity during six months ended December 31, 2024. Funds that are not listed did not utilize the line of credit during the period.

Fund	Maximum Outstanding Balance	Average Daily Balance	Total Interest Expense Incurred	Average Annual Interest Rate
Growth Equity	$5,194,000	$28,228	$1,118	7.75%
Sustainable International Leaders	$2,283,000	$17,359	$754	8.49%
Emerging Markets Select	$7,537,000	$69,380	$2,837	8.00%

NOTE 8. SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition through the date the financial statements were issued. No material events or transactions occurred subsequent to December 31, 2024 that would require recognition or disclosure in these financial statements.
Note 9. Restatement
Prior to the issuance of the Emerging Market Select Fund’s June 30, 2025 financial statements, it was determined that the accrual for non-U.S. deferred taxes was understated as of December 31, 2024.
As a result, the Emerging Markets Select Fund has restated its Schedule of Investments and Statement of Assets and Liabilities as of December 31, 2024, and its Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights for the six months ended December 31, 2024. There was no change to the cost and value of investments presented in the Schedule of Investments as of December 31, 2024, although the percentages of the categories of investments has been changed due to the change in net assets. Information in Note 5. Federal Income Tax and Distribution Information was updated and Note 9. Restatement and Note 10. Remediation Plan was added as part of the restatement.
The following tables present previously reported balances and restated balances after the adjustment for the non-U.S. deferred tax liability:

Statement of Assets and Liabilities	As Previously Reported	As Restated
Liabilities:
Non-U.S. deferred tax	$—	$4,509,738
Total Liabilities	1,357,006	5,866,744
Net Assets	$ 610,133,053	$ 605,623,315

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

Statement of Assets and Liabilities	As Previously Reported	As Restated
Components of Net Assets
Paid-in capital	$592,938,758	$592,938,758
Total distributable earnings	17,194,295	12,684,557
Net Assets	$610,133,053	$605,623,315
Computation of Net Asset Value
Institutional Shares
Net assets	$604,925,901	$600,454,651
Shares outstanding	52,443,617	52,443,617
Net asset value per share	$11.53	$11.45
Investor Shares
Net assets	$4,988,476	$4,951,604
Shares outstanding	432,776	432,776
Net asset value per share	$11.53	$11.44
Advisor Shares
Net assets	$218,676	$217,060
Shares outstanding	18,910	18,910
Net asset value per share	$11.56	$11.48

Statement of Operations	As Previously Reported	As Restated
Net change in unrealized appreciation (depreciation) on:
Non-U.S. deferred tax on unrealized appreciation	$—	$1,147,323
Net change in unrealized appreciation (depreciation):	(16,650,741)	(15,503,418)
Net realized and unrealized gain (loss)	(5,976,657)	(4,829,334)
Increase (decrease) in Net Assets From Operations	$(1,531,884)	$(384,561)

Statement of Changes in Net Assets	As Previously Reported	As Restated
Net change in unrealized appreciation (depreciation)	$(16,650,741)	$(15,503,418)
Increase (decrease) in net assets from operations	$(1,531,884)	$(384,561)
Increase (decrease) in net assets	$(21,223,738)	$(20,076,415)
Net assets - end of period	$610,133,053	$605,623,315

Financial Highlights	As Previously Reported	As Restated
Institutional Shares
Net asset value, beginning of period	$11.78	$11.67
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$(0.10)	$(0.07)
Total from investment operations	(0.02)	0.01
Net asset value, end of period	11.53	11.45
Total return	(0.21)%	0.05%
Net assets at end of period (000’s)	$604,926	$600,455

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Notes to Financial Statements
December 31, 2024 (Unaudited)(Continued)

Financial Highlights	As Previously Reported	As Restated
Investor Shares
Net asset value, beginning of period	$11.76	$11.66
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$(0.08)	$(0.07)
Total from investment operations	(0.01)	—
Net asset value, end of period	11.53	11.44
Total return	(0.14)%	(0.05)%
Net assets at end of period (000’s)	$4,988	$4,952
Advisor Shares
Net asset value, beginning of period	$11.80	$11.69
From investment operations, for a share outstanding throughout each fiscal period from:
Net realized & unrealized gains (losses)	$(0.11)	$(0.08)
Total from investment operations	(0.05)	(0.02)
Net asset value, end of period	11.56	11.48
Total return	(0.41)%	(0.16)%
Net assets at end of period (000’s)	$219	$217

Note 5. Federal Income Tax and Distribution Information	As Previously Reported	As Restated
Other accumulated gains (losses)	$(78,813,550)	$(84,470,611)
Total distributable earnings (losses)	$30,758,359	$25,101,298

NOTE 10. REMEDIATION PLAN
Subsequent to period end, the Emerging Markets Select Fund (“the Fund”) determined that the non-U.S. deferred tax liability included in the calculation of the net asset values per share (“NAV”) upon which the shareholders transacted had not been properly accounted for during the period of this report (“overstatement period”). As a result, the Fund’s NAVs have been corrected during certain days of the overstatement period.
The Fund’s investment adviser, Brown Advisory LLC (the “Adviser”), along with the Fund’s other service providers, is assessing the extent to which shareholders who transacted in the Fund during the overstatement period were negatively impacted by the understatement of the Fund’s non-U.S. deferred tax liability, including the Fund’s overpayment of asset-based fees to affiliates. A remediation plan is being prepared that contemplates payments to shareholders whose accounts or transactions were negatively impacted by the overstatement of the NAVs during the overstatement period. The method of determining the actual remediation payments to be paid to individual shareholders is subject to various factors that are not yet certain and information that is not yet readily available, including retrieval of beneficial owner data for Fund shares held in omnibus accounts. The Fund’s Board of Trustees (the “Board”) has directed the Adviser to proceed with the remediation plan with any remediation payments to be made directly to affected shareholders outside of the Fund. Accordingly, all shareholder remediation payments are intended to be made directly to affected shareholders and not to the Fund and therefore no provision for such remediation payments have been made in the Fund’s financial statements. No remediation payments will be made by the Fund.

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Additional Information
December 31, 2024 (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
(1) A special meeting was held on December 13, 2024 to vote on the election of trustees.
(2-3):

Trustee	Elected at Meeting	Elected and Continuing after Meeting	Votes For	Votes Withheld
Darrell N. Braman	X		779,581,957	2,091,271
Margaret W. Adams		X	767,967,265	13,705,963
Michael D. Hankin		X	779,414,186	2,259,042
Henry H. Hopkins		X	768,947,235	12,725,993
Georgette D. Kiser		X	771,920,564	9,752,664
Thomas F. O’Neil III		X	769,349,047	12,324,181
Neal F. Triplett		X	757,684,236	23,988,992

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Board of Trustees Approval of: (i) the Continuation of the Investment Advisory Agreement for the Funds, (ii) the Continuation of the Sub-Investment Advisory Agreements for the Sub-Advised Funds and (iii) the Adoption of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement for a New Fund (Unaudited)
In accordance with the Investment Company Act of 1940, the Board of Trustees of the Trust is required, on an annual basis, to consider: (i) the continuation of the Investment Advisory Agreement between the Trust, on behalf of each of the Funds, and Brown Advisory LLC (“Brown Advisory” or the “Adviser”), as well as (ii) the continuation of each of the applicable Sub-Advisory Agreements that are being considered for continuation, and this must take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the continuation of the Investment Advisory Agreement and each of the Sub-Advisory Agreements, and it is the duty of the Adviser, and each of the Sub-Advisers, as applicable, to furnish the Trustees with such information that is responsive to their request. In addition, in accordance with the Investment Company Act of 1940, the Board of Trustees is also required to consider the initial adoption of the Investment Advisory Agreement and any applicable new Sub-Investment Advisory Agreement for any new Fund that is added to the Trust.
Set forth below is information regarding the Board’s most recent consideration of the approval of the continuation of the Investment Advisory Agreement for each of the Funds and each of the Sub-Advisory Agreements, as well as information regarding the Board’s recent approval of the adoption of the Investment Advisory Agreement and a Sub-Investment Advisory Agreement for a recently added series of the Trust. The first section provides information regarding the Board’s review of matters with respect to the continuation of the Investment Advisory Agreement with Brown Advisory. In addition, set forth immediately following that section are separate discussions of the Board’s consideration of matters with respect to: (1) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-WMC Strategic European Equity Fund; (2) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory Global Leaders Fund; (3) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory Sustainable International Leaders Fund; (4) the approval of the continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund; (5) the approval of the continuation of each of the Sub-Investment Advisory Agreements for the Brown Advisory Emerging Markets Select

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Additional Information
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Fund; and (6) the approval of the initial adoption of each of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement for the Brown Advisory – WMC Japan Equity Fund, the most recently added series in the Trust.
1. Board of Trustees Approval of the Continuation of the Investment Advisory Agreement for the Funds
In determining whether to approve the continuation of the Investment Advisory Agreement with respect to each of the applicable Funds, the Trustees requested, and Brown Advisory provided, information and data relevant to the Board’s consideration. This included materials prepared by Brown Advisory and by the Funds’ administrator that provided the Board with information regarding the investment performance of the Funds, and information regarding the fees and expenses of the Funds, as compared to other similar mutual funds. As part of its deliberations, the Board also considered and relied upon information about the Funds and Brown Advisory that they had received during the past year in connection with their regular Board meetings at which they engage in the ongoing oversight of the Funds and their operations.
The Board most recently considered the continuation of the Investment Advisory Agreement at an in-person meeting held on September 10, 2024. At this meeting, the Board engaged in a thorough review process in connection with determining whether to continue the Investment Advisory Agreement. In addition, the Board also considered the continuation of the currently effective Expense Limitation Agreement with respect to each Fund which would limit the total operating expenses for each class of shares of each of the Funds through October 31, 2025.
Following their review and consideration, the Trustees determined that the continuation of the Investment Advisory Agreement with respect to each of the subject Funds was advisable and would enable shareholders of the Funds to continue to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the profitability data and comparative fee, expense and performance information prepared for their use, which performance information included information comparing each Fund’s investment performance to the performance of the Fund’s benchmark performance index that is considered by the Board as being relevant for comparative purposes. In considering the continuation of the Investment Advisory Agreement with respect to each applicable Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services provided. The Trustees concluded that Brown Advisory is capable of providing high quality services to the Funds, as indicated by the nature, extent and quality of the services provided in the past by Brown Advisory to each of the Funds, Brown Advisory’s management capabilities as demonstrated with respect to the Funds, the professional qualifications and experience of each of the portfolio managers of the Funds, Brown Advisory’s investment management and compliance oversight processes, and the competitive investment performance of the Funds. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services provided by Brown Advisory, the Trustees concluded that Brown Advisory is capable of generating a level of long-term investment performance that is appropriate in light of the Funds’ investment objectives, policies and strategies and is competitive with many other comparable investment companies.
The Board received and reviewed performance information for each of the Funds separately, including performance information for applicable one-, three-, five- and ten-year periods ended June 30, 2024, and for shorter periods as applicable with respect to those Funds with shorter operating histories. The Board also reviewed with the representatives of Brown Advisory other information and data, including each Fund’s performance against its benchmark performance index and its peers, as follows:
1. Flexible Equity Fund
The Board first reviewed information and materials regarding the performance results for the Flexible Equity Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the S&P 500 Index, for the three-year period ended June 30, 2024, but had outperformed its benchmark performance index

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Additional Information
December 31, 2024 (Unaudited)(Continued)
for the one-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2024.
2. Growth Equity Fund
The Board next reviewed information and materials regarding the performance results for the Growth Equity Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell 1000 Growth Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2024. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
3. Small-Cap Fundamental Value Fund
The Board then reviewed information and materials regarding the performance results for the Small-Cap Fundamental Value Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Value Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the five- and ten-year periods ended June 30, 2024, but had outperformed its peer group median for the one- and three-year periods ended June 30, 2024.
4. Small-Cap Growth Fund
The Board next reviewed information and materials regarding the performance results for the Small-Cap Growth Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Growth Index, for the three- and ten-year periods ended June 30, 2024, but had underperformed its benchmark performance index for the one- and five-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-, five- and ten-year periods ended June 30, 2024, but had outperformed its peer group median for the three-year period ended June 30, 2024.
5. Sustainable Growth Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Growth Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell 1000 Growth Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the three-, five- and ten-year periods ended June 30, 2024, but had underperformed its peer group median for the one-year period ended June 30, 2024.
6. Intermediate Income Fund
The Board next reviewed information and materials regarding the performance results for the Intermediate Income Fund, noting that the Investor Shares of the Fund had underperformed its benchmark performance index, the Bloomberg Intermediate US Aggregate Bond Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Investor Shares of the Fund had underperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2024. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
7. Maryland Bond Fund
The Board then reviewed information and materials regarding the performance results for the Maryland Bond Fund, noting that the Investor Shares of the Fund had outperformed its benchmark performance index, the Bloomberg 1-10 Year Blended Municipal Bond Index, for the one-year period ended June 30, 2024, but had underperformed its benchmark performance for the three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Investor Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024, but had underperformed its peer group median for the ten-year period ended June 30, 2024.

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Additional Information
December 31, 2024 (Unaudited)(Continued)
8. Tax-Exempt Bond Fund
The Board next reviewed information and materials regarding the performance results for the Tax-Exempt Bond Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Bloomberg 1-10 Year Blended Municipal Bond Index, for the one-, five- and ten-year periods ended June 30, 2024, but had underperformed its benchmark performance index for the three-year period ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three-, five- and ten-year periods ended June 30, 2024.
9. Emerging Markets Select Fund
The Board then reviewed information and materials regarding the performance results for the Emerging Markets Select Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI Emerging Markets Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the three-, five- and ten-year periods ended June 30, 2024, but had performed in line with its peer group median for the one-year period ended June 30, 2024. The members of the Board took into consideration that in February 2019 the Fund’s previous Sub-Adviser that had been sub-advising the Fund since its inception in December 2012 was replaced by the current two Sub-Advisers and the Fund became subject to new principal investment strategies at that time.
10. WMC Strategic European Equity Fund
The Board next reviewed information and materials regarding the performance results for the WMC Strategic European Equity Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the MSCI Europe Index, for the one-, three-, five- and ten-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024.
11. Mortgage Securities Fund
The Board then reviewed information and materials regarding the performance results for the Mortgage Securities Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Bloomberg Mortgage Backed Securities Index, for the three-, five- and ten-year periods ended June 30, 2024, but had underperformed its benchmark performance index for the one-year period ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024.
12. Global Leaders Fund
The Board next reviewed information and materials regarding the performance results for the Global Leaders Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the MSCI All Country World Index, for the one-year period ended June 30, 2024, but had outperformed its benchmark performance index for the three- and five-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024.
13. Mid-Cap Growth Fund
The Board then reviewed information and materials regarding the performance results for the Mid-Cap Growth Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Russell Midcap Growth Index, for the one-, three- and five-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the three- and five-year periods ended June 30, 2024, but had outperformed its peer group median for the one-year period ended June 30, 2024.
14. Sustainable Bond Fund
The Board next reviewed information and materials regarding the performance results for the Sustainable Bond Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the Bloomberg US Aggregate Bond Index, for the one-, three- and five-year periods ended June 30, 2024. The Board noted

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Additional Information
December 31, 2024 (Unaudited)(Continued)
that the Institutional Shares of the Fund had underperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024. The members of the Board considered and discussed the factors contributing to the Fund’s underperformance and they reviewed them with the Adviser.
15. Beutel Goodman Large-Cap Value Fund
The Board then reviewed information and materials regarding the performance results for the Beutel Goodman Large-Cap Value Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 1000 Value Index, for the one-, three- and five-year periods ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-, three- and five-year periods ended June 30, 2024.
16. Tax-Exempt Sustainable Bond Fund
The Board next reviewed information and materials regarding the performance results for the Tax-Exempt Sustainable Bond Fund, noting that the Investor Shares of the Fund had outperformed its benchmark performance index, the Bloomberg 1-10 Year Blended Municipal Bond Index, for the one-year period ended June 30, 2024, but had underperformed its benchmark performance index for the three-year period ended June 30, 2024. The Board noted that the Investor Shares of the Fund had outperformed its peer group median for the one-year period ended June 30, 2024, but had underperformed its peer group median for the three-year period ended June 30, 2024.
17. Sustainable Small-Cap Core Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Small-Cap Core Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 2000 Index, for the one-year period ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-year period ended June 30, 2024. The Board also noted that, because the Fund commenced operations in September 2021, the Fund has a relatively short performance history.
18. Sustainable International Leaders Fund
The Board next reviewed information and materials regarding the performance results for the Sustainable International Leaders Fund, noting that the Institutional Shares of the Fund had underperformed its benchmark performance index, the MSCI All Country World Index ex U.S. Index, for the one-year period ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had underperformed its peer group median for the one-year period ended June 30, 2024. The Board also noted that, because the Fund commenced operations in February 2022, the Fund has a relatively short performance history.
19. Sustainable Value Fund
The Board then reviewed information and materials regarding the performance results for the Sustainable Value Fund, noting that the Institutional Shares of the Fund had outperformed its benchmark performance index, the Russell 1000 Value Index, for the one-year period ended June 30, 2024. The Board noted that the Institutional Shares of the Fund had outperformed its peer group median for the one-year period ended June 30, 2024. The Board also noted that, because the Fund commenced operations in February 2023, the Fund has a relatively short performance history.
The cost of advisory services provided and the level of profitability. The Board also considered the advisory fees and overall expenses of the Funds as compared to the advisory fees and overall expenses of other mutual funds in each Fund’s peer group, as well as profitability information with respect to Brown Advisory’s management and operation of the Funds. On the basis of this comparative information, the Trustees determined that the overall advisory fees and expense ratios of the Funds are competitive with industry averages. The Trustees noted that Brown Advisory had proposed the continuation of their contractual commitment for the benefit of shareholders of the Funds to limit the Funds’ operating expenses through October 31, 2025, subject to recoupment by the Adviser of certain amounts under specified circumstances.
The Board also considered Brown Advisory’s level of profitability with respect to each of the subject Funds and noted that Brown Advisory’s level of profitability was acceptable and not unreasonable. The Board reviewed the extent to which Brown Advisory uses its own financial resources to help promote and market the Funds in order to support

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Additional Information
December 31, 2024 (Unaudited)(Continued)
various components of the distribution efforts of the Funds. In considering the profitability of Brown Advisory from their operation of the Funds, the Trustees considered the level of profitability realized by Brown Advisory before the imposition of any distribution and marketing expenses incurred by the firm from its own resources. The Board also considered information regarding the fees that Brown Advisory charges to its other clients for investment advisory services that are similar to the advisory services provided to the Funds and the Board noted that the fees charged to the Funds by the Adviser were reasonable in light of the nature of the services provided by the Adviser to the other accounts, the types of accounts involved, and the applicable services provided in each case. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory for investment advisory services, the investment advisory and other services provided to the Funds by Brown Advisory, and the level of profitability from Brown Advisory’s relationship with the Funds, the Board concluded that the level of investment advisory fees and Brown Advisory’s profitability were appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The Board reviewed with the representatives of Brown Advisory certain fee and expense information for the relevant share classes of the Funds as compared to the advisory fees and overall expenses (excluding Rule 12b-1 fees) of other mutual funds in each Fund’s peer group, as follows:
1. Flexible Equity Fund
The Board first reviewed expense information and materials for the Flexible Equity Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.43% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.53%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.50% on all assets less than $150 million; 0.45% on all assets greater than or equal to $150 million but less than $250 million; 0.40% on all assets greater than or equal to $250 million but less than $1 billion; and 0.38% on all assets greater than or equal to $1 billion.
2. Growth Equity Fund
The Board next reviewed expense information and materials for the Growth Equity Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.59% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.68%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.60% on all assets less than $1.5 billion; 0.55% on all assets greater than or equal to $1.5 billion but less than $3 billion; 0.50% on all assets greater than or equal to $3 billion but less than $6 billion; and 0.45% on all assets greater than or equal to $6 billion.
3. Small-Cap Fundamental Value Fund
The Board then reviewed expense information and materials for the Small-Cap Fundamental Value Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.95%, which was in line with the median net expense ratio of its peer funds.
4. Small-Cap Growth Fund
The Board next reviewed expense information and materials for the Small-Cap Growth Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.95%, which was lower than the median net expense ratio of its peer funds.
5. Sustainable Growth Fund
The Board then reviewed expense information and materials for the Sustainable Growth Fund, noting that due to the breakpoints provided for in the Investment Advisory Agreement, the investment advisory fee for the period was 0.51% for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense

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ratio of the Fund’s Institutional Shares was 0.60%, which was lower than the median net expense ratio of its peer funds. The Board took into account that the Investment Advisory Agreement included breakpoints to the Fund’s investment advisory fee such that the advisory fee charged with respect to the Fund would be 0.60% on all assets less than $1.5 billion; 0.55% on all assets greater than or equal to $1.5 billion but less than $3 billion; 0.50% on all assets greater than or equal to $3 billion but less than $6 billion; and 0.45% on all assets greater than or equal to $6 billion.
6. Intermediate Income Fund
The Board next reviewed expense information and materials for the Intermediate Income Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.49%, which was lower than the median net expense ratio of its peer funds.
7. Maryland Bond Fund
The Board then reviewed expense information and materials for the Maryland Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.49%, which was lower than the median net expense ratio of its peer funds.
8. Tax-Exempt Bond Fund
The Board next reviewed expense information and materials for the Tax-Exempt Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.40%, which was lower than the median net expense ratio of its peer funds.
9. Emerging Markets Select Fund
The Board then reviewed expense information and materials for the Emerging Markets Select Fund, noting that the Investment Advisory Agreement provided for a 0.90% investment advisory fee for the Fund, which was in line with the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 1.09%, which was higher than the median net expense ratio of its peer funds.
10. WMC Strategic European Equity Fund
The Board next reviewed expense information and materials for the WMC Strategic European Equity Fund, noting that the Investment Advisory Agreement provided for a 0.90% investment advisory fee for the Fund, which was in line with its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 1.05%, which was lower than the median net expense ratio of its peer funds.
11. Mortgage Securities Fund
The Board then reviewed expense information and materials for the Mortgage Securities Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.45%, which was lower than the median net expense ratio of its peer funds.
12. Global Leaders Fund
The Board next reviewed expense information and materials for the Global Leaders Fund, noting that the Investment Advisory Agreement provided for a 0.65% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.75%, which was lower than the median net expense ratio of its peer funds.
13. Mid-Cap Growth Fund
The Board then reviewed expense information and materials for the Mid-Cap Growth Fund, noting that the Investment Advisory Agreement provided for a 0.65% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.82%, which was lower than the median net expense ratio of its peer funds.

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14. Sustainable Bond Fund
The Board next reviewed expense information and materials for the Sustainable Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.41%, which was lower than the median net expense ratio of its peer funds.
15. Beutel Goodman Large-Cap Value Fund
The Board then reviewed expense information and materials for the Beutel Goodman Large-Cap Value Fund, noting that the Investment Advisory Agreement provided for a 0.45% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.54%, which was lower than the median net expense ratio of its peer funds.
16. Tax-Exempt Sustainable Bond Fund
The Board next reviewed expense information and materials for the Tax-Exempt Sustainable Bond Fund, noting that the Investment Advisory Agreement provided for a 0.30% investment advisory fee for the Fund, which was below the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.48%, which was lower than the median net expense ratio of its peer funds.
17. Sustainable Small-Cap Core Fund
The Board then reviewed expense information and materials for the Sustainable Small-Cap Core Fund, noting that the Investment Advisory Agreement provided for a 0.85% investment advisory fee for the Fund, which was in line with its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.93%, which was lower than the median net expense ratio of its peer funds.
18. Sustainable International Leaders Fund
The Board next reviewed expense information and materials for the Sustainable International Leaders Fund, noting that the Investment Advisory Agreement provided for a 0.75% investment advisory fee for the Fund, which was in line with the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Institutional Shares was 0.85%, which was lower than the median net expense ratio of its peer funds.
19. Sustainable Value Fund
The Board then reviewed expense information and materials for the Sustainable Value Fund, noting that the Investment Advisory Agreement provided for a 0.60% investment advisory fee for the Fund, which was above the median compared to its peer funds. The Board also noted that the net expense ratio of the Fund’s Investor Shares was 0.70%, which was lower than the median net expense ratio of its peer funds.
The extent to which economies of scale may be realized as the Funds grow and whether the advisory fees reflect possible economies of scale. While it was noted that, for most of the Funds, the Funds’ investment advisory fees will not decrease as those Funds’ assets grow because they are not subject to investment advisory fee breakpoints, the Trustees concluded that the Funds’ investment advisory fees are appropriate in light of the size of the Funds, and appropriately reflect the current economic environment for Brown Advisory and the competitive nature of the mutual fund market. The Trustees took into consideration that the Adviser has previously informed the Board that the Adviser has consistently attempted to set the investment advisory fees at a level that provides for economies of scale by being set at a starting point that is at a reasonable rate without necessarily requiring the imposition of breakpoints, which approach has been favorably recognized by relevant court decisions as one of the acceptable means of achieving economies of scale. The Trustees also noted that the Funds’ advisory fees are competitive against their peers. The Trustees further noted that they will have the opportunity to periodically re-examine whether any of the Funds not currently subject to breakpoints have achieved economies of scale, and the appropriateness of investment advisory fees payable to Brown Advisory with respect to the Funds, in the future at which time the implementation of fee breakpoints on other Funds could be considered further.
Benefits to Brown Advisory from its relationship with the Funds (and any corresponding benefits to the Funds). The Trustees concluded that certain benefits that may be derived by Brown Advisory from its relationship with

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the Funds, including “soft dollar” benefits in connection with Fund brokerage transactions and use of the Funds’ performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Trustees determined that the Funds benefit from their relationship with Brown Advisory by virtue of Brown Advisory’s provision of business management and shareholder services, in addition to investment advisory services, at a cost to the Funds that is generally comparable to the costs of an outside service provider, which the Trustees have previously determined to be reasonable, fair and in the best interests of the shareholders of the Funds in light of the nature and quality of the services provided and the necessity of the services for the Funds’ operations.
Other Considerations. In approving the continuation of the Investment Advisory Agreement, the Trustees determined that Brown Advisory has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. The Board also acknowledged the experience and expertise of members of the Brown Advisory senior management team and the focus these individuals have on ensuring the Funds operate successfully. The Trustees also concluded that Brown Advisory has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including the Expense Limitation Agreement under which Brown Advisory has undertaken to waive a portion of its fees and to reimburse expenses of the Funds to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Brown Advisory, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
The Board also considered various matters with respect to the distribution and shareholder servicing arrangements applicable to the Funds and they considered the distribution fees and the non-distribution shareholder servicing fees payable with respect to certain of the share classes of the Funds, including certain of such fees which are payable to the Adviser for the shareholder administrative services that it provides to shareholders of the Funds. The Board took note of the fact that the non-distribution related shareholder administrative fees payable to the Adviser are intended to compensate the Adviser for providing certain administrative services to those Fund shareholders covered by the applicable servicing arrangements in the relevant share classes.
The Board also took into consideration the nature and extent of the business management fees payable to the Adviser by each of the Funds pursuant to which Brown Advisory provides certain business management services to the Funds, which the Board had previously considered and approved based upon a finding that the business management fees charged are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.
Additionally, the Trustees considered the overall nature and extent of the risks incurred by the Adviser as a result of managing its own proprietary family of mutual funds, which risks include, but are not necessarily limited to, entrepreneurial risk, reputational risk, financial risk, litigation risk, regulatory risk and business risk.
The Trustees also took into consideration the Adviser’s statements that the Adviser has in the past, and intends to continue to going forward, reinvest profits into its business in order to make the necessary investments in personnel and infrastructure to continue to build out the Adviser’s portfolio management and research capabilities and its operational, technology, compliance and cybersecurity infrastructure.
The Trustees also reviewed with the Adviser the efforts that the Adviser has taken in response to various regulatory developments relating to the Securities and Exchange Commission’s ongoing monitoring and oversight of various types of investment strategies and practices relating to sustainable-related investment practices, including with respect to marketing and disclosure in connection with such investment strategies and practices, and the Trustees considered the extensive resources that the Adviser has devoted to its sustainable investing business and to its compliance oversight operations that are related to its sustainable investing business.
In reaching their conclusion with respect to the approval of the continuation of the Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, but rather, the Board took note of a combination of factors that had influenced their decision-making process. They

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noted the level and quality of the investment advisory services provided by Brown Advisory to each of the Funds in the Trust, and they found that these services will continue to benefit the Funds and their shareholders and also reflected the Adviser’s overall commitment to the continued growth and development of the Funds.
Based upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement, were fair and reasonable and the Board voted to renew the Investment Advisory Agreement with respect to the Funds for an additional one-year period.
2. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory-WMC Strategic European Equity Fund
The continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-WMC Strategic European Equity Fund between Brown Advisory and Wellington Management Company LLP, the sub-investment adviser to the Fund (“Wellington”), was also approved by the Board of Trustees at the Board meeting held on September 10, 2024.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Wellington, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington, the Board of Trustees requested, and Brown Advisory and Wellington provided, information and data relevant to the Board’s consideration.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Wellington in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Wellington. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Wellington’s investment activities with respect to Wellington’s day-to-day portfolio management of the Fund’s assets in order to make sure that Wellington is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Wellington with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Wellington, which reports contain detailed analyses of how Wellington is performing.
The Board reviewed and evaluated the information that Brown Advisory and Wellington had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Wellington and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Wellington is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers of the Fund, and Wellington’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Wellington, the Trustees concluded that Wellington is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.

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The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2025. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Wellington. Accordingly, on the basis of the Board’s review of the fees charged by Wellington for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fee had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Wellington and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Wellington from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Wellington from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Wellington has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Wellington, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Wellington with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Wellington to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Wellington and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Wellington, reasonably reflected the nature and extent of the services provided by Wellington with respect to the Fund.
3. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory Global Leaders Fund
At their September 10, 2024 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreement between Brown Advisory and its affiliate Brown Advisory Ltd. with respect to the Brown Advisory Global Leaders Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person Board meeting. The relevant provisions of the Investment Company Act of 1940 specifically provide that it

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is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Brown Advisory Ltd., as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd., the Board of Trustees requested, and Brown Advisory and Brown Advisory Ltd. provided, information and data relevant to the Board’s consideration. In connection with these matters with respect to the sub-advisory arrangements for the Global Leaders Fund, the Trustees took into consideration the fact that the two firms are affiliates of one another and under common control.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Brown Advisory Ltd. in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Brown Advisory Ltd. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Brown Advisory Ltd.’s investment activities with respect to Brown Advisory Ltd.’s day-to-day portfolio management of the Fund’s assets in order to make sure that Brown Advisory Ltd. is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Brown Advisory Ltd. with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Brown Advisory Ltd., which reports contain detailed analyses of how Brown Advisory Ltd. is performing.
The Board reviewed and evaluated the information that Brown Advisory and Brown Advisory Ltd. had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Brown Advisory Ltd. and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Brown Advisory Ltd. is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers of the Fund, and Brown Advisory Ltd.’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Brown Advisory Ltd., the Trustees concluded that Brown Advisory Ltd. is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2025. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory Ltd. for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Brown Advisory Ltd. and the

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competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Brown Advisory Ltd. from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Brown Advisory Ltd. from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Brown Advisory Ltd. has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Brown Advisory Ltd., including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Brown Advisory Ltd. with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Brown Advisory Ltd. to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Brown Advisory Ltd. and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Brown Advisory Ltd., reasonably reflected the nature and extent of the services provided by Brown Advisory Ltd. with respect to the Fund. The Trustees also took into consideration the fact that Brown Advisory and Brown Advisory Ltd. are affiliated entities and are under common control.
4. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory Sustainable International Leaders Fund
At their September 10, 2024 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreement between Brown Advisory and its affiliate Brown Advisory Ltd. with respect to the Brown Advisory Sustainable International Leaders Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person Board meeting. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Brown Advisory Ltd., as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd., the Board of Trustees requested, and Brown Advisory and Brown Advisory Ltd. provided, information and data relevant to the Board’s consideration. In connection with these matters with respect to the sub-advisory arrangements for the Sustainable International Leaders Fund, the Trustees took into consideration the fact that the two firms are affiliates of one another and under common control.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Brown Advisory Ltd. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Brown Advisory Ltd. in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the

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operations of Brown Advisory Ltd. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Brown Advisory Ltd.’s investment activities with respect to Brown Advisory Ltd.’s day-to-day portfolio management of the Fund’s assets in order to make sure that Brown Advisory Ltd. is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Brown Advisory Ltd. with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Brown Advisory Ltd., which reports contain detailed analyses of how Brown Advisory Ltd. is performing.
The Board reviewed and evaluated the information that Brown Advisory and Brown Advisory Ltd. had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Brown Advisory Ltd. and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Brown Advisory Ltd. is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio manager of the Fund, and Brown Advisory Ltd.’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Brown Advisory Ltd., the Trustees concluded that Brown Advisory Ltd. is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2025. Accordingly, on the basis of the Board’s review of the fees charged by Brown Advisory Ltd. for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Brown Advisory Ltd. and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Brown Advisory Ltd. from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Brown Advisory Ltd. from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Brown Advisory Ltd. has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its

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shareholders. The Board also considered matters with respect to the brokerage practices of Brown Advisory Ltd., including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Brown Advisory Ltd. with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Brown Advisory Ltd. to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Brown Advisory Ltd. and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Brown Advisory Ltd., reasonably reflected the nature and extent of the services provided by Brown Advisory Ltd. with respect to the Fund. The Trustees also took into consideration the fact that Brown Advisory and Brown Advisory Ltd. are affiliated entities and are under common control.
5. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreement with Respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund
The continuation of the Sub-Investment Advisory Agreement with respect to the Brown Advisory-Beutel Goodman Large-Cap Value Fund between Brown Advisory and Beutel Goodman & Company, Ltd., the sub-investment adviser to the Fund (“Beutel Goodman”), was also approved by the Board of Trustees at the Board meeting held on September 10, 2024.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreement, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreement, and it is the duty of Brown Advisory and Beutel Goodman, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Beutel Goodman, the Board of Trustees requested, and Brown Advisory and Beutel Goodman provided, information and data relevant to the Board’s consideration.
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Beutel Goodman. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Beutel Goodman in connection with the management and operation of the Fund and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Beutel Goodman. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Beutel Goodman’s investment activities with respect to Beutel Goodman’s day-to-day portfolio management of the Fund’s assets in order to make sure that Beutel Goodman is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Beutel Goodman with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Beutel Goodman, which reports contain detailed analyses of how Beutel Goodman is performing.
The Board reviewed and evaluated the information that Brown Advisory and Beutel Goodman had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Beutel Goodman and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests

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of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Beutel Goodman is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers of the Fund, and Beutel Goodman’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Beutel Goodman, the Trustees concluded that Beutel Goodman is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Funds’ operating expenses through October 31, 2025. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Beutel Goodman. Accordingly, on the basis of the Board’s review of the fees charged by Beutel Goodman for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees are appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Beutel Goodman and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Beutel Goodman from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Beutel Goodman from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement, the Trustees determined that Beutel Goodman has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Beutel Goodman, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Beutel Goodman with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Beutel Goodman to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory

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and Beutel Goodman and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Beutel Goodman, reasonably reflected the nature and extent of the services provided by Beutel Goodman with respect to the Fund.
6. Board of Trustees Approval of the Continuation of the Sub-Investment Advisory Agreements with Respect to the Brown Advisory Emerging Markets Select Fund
At their September 10, 2024 Board meeting, the Board also undertook the consideration of matters with respect to the proposed continuation of the Sub-Investment Advisory Agreements between Brown Advisory and Wellington and Pzena Investment Management LLC (“Pzena”) with respect to the Brown Advisory Emerging Markets Select Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the continuation of the Sub-Investment Advisory Agreements, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of the continuation of the Sub-Advisory Agreements, and it is the duty of Brown Advisory, Wellington and Pzena, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve the continuation of the Sub-Investment Advisory Agreements between Brown Advisory and Wellington and Pzena, the Board of Trustees requested, and Brown Advisory, Wellington and Pzena provided, information and data relevant to the Board’s consideration.
Approval of the Continuation of the Sub-Investment Advisory Agreement with Wellington Management Company LLP
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Wellington. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Wellington in connection with the management and operation of Wellington’s allocated portion of the Fund’s portfolio and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Wellington. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing monitoring program involving Wellington’s investment activities with respect to Wellington’s day-to-day portfolio management of the Fund’s assets that have been allocated to Wellington to manage in order to make sure that Wellington is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Wellington with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Wellington, which reports contain detailed analyses of how Wellington is performing.
The Board reviewed and evaluated the information that Brown Advisory and Wellington had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Wellington and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Wellington is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers for Wellington, and Wellington’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Wellington, the Trustees concluded that Wellington is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.

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The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2025. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Wellington. Accordingly, on the basis of the Board’s review of the fees charged by Wellington for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fees had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Wellington and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Wellington from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Wellington from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement with Wellington, the Trustees determined that Wellington has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Wellington, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Wellington with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement with Wellington and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Wellington to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Wellington and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Wellington, reasonably reflected the nature and extent of the services provided by Wellington with respect to the Fund.
Approval of the Continuation of the Sub-Investment Advisory Agreement with Pzena Investment Management LLC
The Board then undertook the consideration of various matters with respect to the proposed approval of the continuation of the Sub-Investment Advisory Agreement between Brown Advisory and Pzena. The Trustees considered various matters involving the respective services provided by each of Brown Advisory and Pzena in connection with the management and operation of Pzena’s allocated portion of the Fund’s portfolio and they took note of the extensive oversight duties performed by Brown Advisory including investment management and compliance oversight of the operations of Pzena. The Trustees considered that Brown Advisory is actively engaged in conducting an ongoing

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monitoring program involving Pzena’s investment activities with respect to Pzena’s day-to-day portfolio management of the Fund’s assets that have been allocated to Pzena to manage in order to make sure that Pzena is adhering to all of the stated investment objectives, policies, limitations and restrictions that the Fund is subject to. In addition, the Trustees also took note of the fact that in connection with Brown Advisory’s oversight of the investment program maintained by Pzena with respect to the Fund, Brown Advisory prepares extensive reports to the Board regarding the investment activities of Pzena, which reports contain detailed analyses of how Pzena is performing.
The Board reviewed and evaluated the information that Brown Advisory and Pzena had presented for the Board’s review. The Board particularly noted, among other considerations, that the Fund’s investment advisory fees and overall operating expenses were competitive with comparable mutual funds. The Board also took into account presentations made by Pzena and Brown Advisory throughout the year. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the Fund and its shareholders and would enable the Fund to continue to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its respective shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services provided. The Trustees concluded that Pzena is capable of providing high quality sub-advisory services to the Fund as indicated by the professional qualifications and experience of the portfolio managers for Pzena, and Pzena’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services provided by Pzena, the Trustees concluded that Pzena is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the expense ratios for each respective class of shares of the Fund are competitive with industry averages. The Trustees also noted that the Fund is subject to a contractual expense limitation agreement for the benefit of shareholders of the Fund to limit the Fund’s operating expenses through October 31, 2025. The Board also took note of the fact that the sub-advisory fees for the Fund had been separately negotiated by Brown Advisory and Pzena. Accordingly, on the basis of the Board’s review of the fees charged by Pzena for sub-investment advisory services provided to the Fund, the Board concluded that the level of sub-investment advisory fees is appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fees had been separately negotiated at arm’s-length by independent third parties.
The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment sub-advisory fees will not decrease as the Fund’s assets grow because they will not be subject to investment sub-advisory fee breakpoints, the Trustees concluded that the Fund’s investment sub-advisory fees are appropriate in light of the size of the Fund, and appropriately reflect the current economic environment for Brown Advisory and Pzena and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment sub-advisory fees with respect to the Fund, in the future at which time the implementation of fee breakpoints on the Fund could be further considered.
Benefits to Pzena from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that may be derived by Pzena from its relationship with the Fund, including any potential “soft dollar” benefits in connection with the Fund’s brokerage transactions and use of the Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the continuation of the Sub-Investment Advisory Agreement with Pzena, the Trustees determined that Pzena has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the Fund in a professional manner that is consistent with the best interests of the Fund and its

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shareholders. The Board also considered matters with respect to the brokerage practices of Pzena, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them by Pzena with respect to the contract and the presentation of the representatives of Brown Advisory. In reaching their conclusion with respect to the approval of the continuation of the Sub-Investment Advisory Agreement with Pzena and the level of fees paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Pzena to the Fund and determined that these services will continue to benefit the Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Pzena and they determined that the sub-advisory fees for the Fund, as negotiated by Brown Advisory and Pzena, reasonably reflected the nature and extent of the services provided by Pzena with respect to the Fund.
7. Board of Trustees Approval of the Adoption of Each of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement with Respect to the Brown Advisory – WMC Japan Equity Fund
At their meeting held on September 10, 2024, the members of the Board also undertook the consideration of matters with respect to the proposed adoption of the Investment Advisory Agreement between the Trust, on behalf of the Brown Advisory – WMC Japan Equity Fund (the “New Fund”), and Brown Advisory. At the same meeting, the Board of Trustees also approved the Sub-Investment Advisory Agreement with respect to the New Fund between Brown Advisory and Wellington, the sub-investment adviser to the New Fund.
In accordance with the Investment Company Act of 1940, the Board of Trustees was required to consider the approval of the adoption of both the Investment Advisory Agreement and the Sub-Investment Advisory Agreement, and this was required to take place at an in-person meeting of the Board. The relevant provisions of the Investment Company Act of 1940 specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow them to properly consider the approval of each of these Agreements, and it is the duty of Brown Advisory and Wellington, as applicable, to furnish the Trustees with such information that is responsive to their request.
Accordingly, in determining whether to approve: (1) the Investment Advisory Agreement between Brown Advisory and the Trust with respect to the New Fund, and (2) the Sub-Investment Advisory Agreement between Brown Advisory and Wellington, the Board of Trustees requested, and both Brown Advisory and Wellington each provided, information and data relevant to the Board’s consideration.
This included materials prepared by Brown Advisory, by Wellington and by the New Fund’s administrator that provided the Board with information regarding the investment performance of Wellington’s separate accounts having similar investment objectives and strategies as the New Fund, and information regarding the estimated fees and expenses of the New Fund, as compared to other similar mutual funds.
At the meeting, the Board discussed with representatives of Brown Advisory various matters with respect to the proposed establishment and organization of the New Fund, the proposed sub-advisory services to be provided to the New Fund by Wellington, the nature and extent of the duties and responsibilities of Brown Advisory and Wellington with respect to the New Fund, the compliance oversight process involving the New Fund and its operations, and the proposed fees and expenses of the New Fund, including the proposed sub-advisory fees applicable to the New Fund. During the meeting representatives of Brown Advisory made a presentation to the Board regarding their recommendation to retain Wellington to provide sub-advisory services to the New Fund and they reviewed the process that they had followed in determining to select Wellington to serve as Sub-Adviser to the New Fund. Representatives of Wellington also made a presentation to the Board at this meeting during which they reviewed their plans for providing sub-advisory services to the New Fund.
At the meeting, the members of the Board reviewed and considered the approval of the Investment Advisory Agreement and the Sub-Investment Advisory Agreement. In addition, the Board also considered the adoption of an Expense Limitation Agreement with respect to the New Fund which would limit the total operating expenses of the New

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Fund through October 31, 2026, as well as a Business Management Agreement with Brown Advisory pursuant to which Brown Advisory would provide certain business management services to the New Fund. At this meeting, representatives of Wellington, including the proposed portfolio manager of the New Fund, reviewed for the members of the Board Wellington’s experience and background in managing Japanese equity securities, and they also reviewed information regarding the investment advisory process followed by Wellington and the compliance program of the firm. In addition, the members of the Board reviewed with the representatives of Wellington various matters with respect to the proposed sub-advisory services to be provided to the New Fund by Wellington and the investment strategies that would be employed by the firm in managing the New Fund.
Following their review and consideration of these matters, the Trustees determined that the Investment Advisory Agreement with Brown Advisory with respect to the New Fund would enable shareholders of the New Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the New Fund and its shareholders. Accordingly, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement for the New Fund. In reaching their decision, the Trustees requested and obtained from Brown Advisory such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the projected profitability data and comparative fee, expense and performance information prepared by Trust management. In considering the Investment Advisory Agreement with respect to the New Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Brown Advisory is capable of providing high quality services to the New Fund, as indicated by the nature, extent and quality of services provided in the past to the other Funds in the Trust, Brown Advisory’s management capabilities demonstrated with respect to the other Funds in the Trust, the professional qualifications and experience of the members of Brown Advisory’s Investment Solutions Group who will be responsible for the ongoing supervision and oversight of Wellington’s investment activities with respect to the New Fund, Brown Advisory’s investment and compliance oversight processes, and the competitive investment performance of the other Funds in the Trust. The Trustees also determined that Brown Advisory proposed to provide investment advisory services that were of the same quality as services provided to the other Funds in the Trust, and that these services are appropriate in scope and extent in light of the New Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Brown Advisory, the Trustees concluded that Brown Advisory is capable of generating a level of long-term investment performance that is appropriate in light of the New Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services to be provided and the expected level of profitability. On the basis of comparative information derived from the data that was provided to the Board, the Trustees determined that the overall projected expense ratios for each respective class of shares of the New Fund were competitive with industry averages. The Trustees also noted that Brown Advisory had proposed a contractual commitment for the benefit of shareholders of the New Fund to limit the New Fund’s operating expenses through October 31, 2026. The Board also focused on Brown Advisory’s projected level of profitability with respect to the New Fund and noted that Brown Advisory’s expected level of profitability was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the fees to be charged by Brown Advisory for investment advisory services, the investment advisory services and sub-advisory oversight services to be provided to the New Fund by Brown Advisory, and the estimated level of profitability from Brown Advisory’s relationship with the New Fund, the Board concluded that the level of investment advisory fees and Brown Advisory’s projected profitability are appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies.
The extent to which economies of scale may be realized as the New Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the New Fund’s investment advisory fees will not decrease as the New Fund’s assets grow because they will not be subject to investment advisory fee breakpoints, the Trustees concluded that the New Fund’s investment advisory fees are appropriate in light of the projected size of the New Fund, and appropriately reflect the current economic environment for Brown Advisory and the competitive nature

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of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the New Fund has achieved economies of scale, and the appropriateness of the investment advisory fees payable to Brown Advisory with respect to the New Fund, in the future at which time the implementation of fee breakpoints on the Fund could be considered.
Benefits to Brown Advisory from its relationship with the New Fund (and any corresponding benefits to the New Fund). The Trustees concluded that other benefits that may be derived by Brown Advisory from its relationship with the New Fund, including any potential “soft dollar” benefits in connection with the New Fund’s brokerage transactions and use of the New Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the New Fund and its shareholders. In addition, the Trustees determined that the New Fund will benefit from its relationship with Brown Advisory by virtue of Brown Advisory’s provision of business management and shareholder services, in addition to investment advisory services, at a cost to the New Fund that is generally comparable to the costs of an outside service provider, which the Trustees determined to be reasonable, fair and in the best interests of the shareholders of the New Fund in light of the nature and quality of the services to be provided and the necessity of the services for the New Fund’s operations.
Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Brown Advisory has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the New Fund in a professional manner that is consistent with the best interests of the New Fund and its shareholders. The Board also considered the nature of the oversight duties to be performed by Brown Advisory which include extensive investment management and compliance due diligence with respect to the operations of Wellington, and the Board determined that the investment advisory fee fairly compensated Brown Advisory for the services that it is to perform pursuant to the Investment Advisory Agreement. The Trustees also concluded that Brown Advisory has made a significant entrepreneurial commitment to the management and success of the New Fund, which entails a substantial financial and professional commitment, including the Expense Limitation Agreement under which Brown Advisory has undertaken to waive a portion of its fees to the benefit of the New Fund’s shareholders to the extent necessary in accordance with the terms of the Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Brown Advisory, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
In considering information regarding the investment management fees payable by the New Fund to Brown Advisory under the Investment Advisory Agreement, the Board also took note of the business management fees that are payable by the New Fund to Brown Advisory under the terms of the Business Management Agreement. In considering the approval of the Business Management Agreement with respect to the New Fund, the Board members considered various factors with respect to the business management fees, including the level and amount of these fees and the services to be provided by Brown Advisory in connection with the Business Management Agreement, in determining the reasonableness of the total fees to be paid by the New Fund to Brown Advisory for the overall level of services that Brown Advisory is to provide to the New Fund and its shareholders. In considering the nature and extent of the non-advisory business management services to be provided to the New Fund by Brown Advisory, the Board took into consideration: (1) whether the Business Management Agreement is in the best interest of the New Fund and its shareholders; (2) whether the services to be performed under the Business Management Agreement are required for the operation of the New Fund; (3) whether the services to be provided are of a nature and quality at least equal to the same or similar services provided by independent third parties; and (4) whether the fees for the services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. After reviewing these factors with respect to the Business Management Agreement, the Board of Trustees determined that approval of the Business Management Agreement was advisable and in the best interest of the New Fund and its shareholders and that the fees payable to Brown Advisory under the terms of the Business Management Agreement were fair and reasonable in light of the services to be provided.
The Board also considered various matters with respect to the proposed distribution and shareholder servicing arrangements applicable to the New Fund and they considered the distribution fees and the non-distribution shareholder servicing fees payable with respect to certain of the share classes of the New Fund, including certain of such fees which may be payable to Brown Advisory for the shareholder administrative services that it provides to shareholders of the

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New Fund. The Board took note of the fact that the non-distribution related shareholder administrative fees payable to Brown Advisory are intended to compensate Brown Advisory for providing certain administrative services to those New Fund shareholders covered by the applicable servicing arrangements in the relevant share classes.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them with respect to the proposed contract and the presentation of the representatives of Brown Advisory and Wellington with respect to the proposed establishment and operation of the New Fund, and during which meeting they had reviewed matters with respect to the New Fund with representatives of each of the firms. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Brown Advisory to each of the other Funds in the Trust, and they found that these services will benefit the New Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the New Fund.
Approval of the Adoption of the Sub-Investment Advisory Agreement with Wellington Management Company LLP
The Board then undertook the consideration of various matters with respect to the proposed approval of the Sub-Advisory Agreement between Brown Advisory and Wellington. They considered various matters involving the respective services to be provided by each of the firms in connection with the management and operation of the New Fund and they took note of the extensive oversight duties to be performed by Brown Advisory including investment management and compliance oversight of the operations of Wellington.
The Board reviewed and evaluated the information that Wellington had presented for the Board’s review. The Board particularly noted, among other considerations, that the New Fund’s proposed investment advisory fees and overall operating expenses were competitive with comparable mutual funds, and that Wellington has successfully managed other accounts with similar investment objectives and policies. The Board took note of the fact that Wellington has extensive experience serving as an investment adviser and sub-investment adviser to mutual funds, including serving as a sub-investment adviser to two other Funds in the Trust, and that Wellington manages a substantial amount of assets as the sub-adviser for numerous registered investment companies. Based on its review of all of the information, the Board determined that the Sub-Investment Advisory Agreement was consistent with the best interests of the New Fund and its shareholders and would enable the New Fund to receive high quality sub-advisory services at a cost that is appropriate, reasonable, and in the best interests of the New Fund and its shareholders. In reaching these conclusions, the Board considered the following:
The nature, extent and quality of the sub-investment advisory services to be provided. The Trustees concluded that Wellington is capable of providing high quality sub-advisory services to the New Fund, as indicated by the nature and quality of services provided to its other managed accounts having a similar investment objective and strategy as the New Fund, the professional qualifications and experience of the proposed portfolio manager of the New Fund, and Wellington’s investment management processes. On the basis of the Trustees’ assessment of the nature, extent and quality of the sub-advisory services to be provided by Wellington, the Trustees concluded that Wellington is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies.
The cost of advisory services to be provided and the expected level of profitability. On the basis of comparative information derived from the data that had been provided to the Board members, the Trustees determined that the overall projected expense ratios for each respective class of shares of the New Fund are competitive with industry averages. The Trustees also noted that the New Fund will be subject to a contractual expense limitation agreement for the benefit of shareholders of the New Fund to limit the New Fund’s operating expenses through October 31, 2026. The Board took note of the fact that the sub-advisory fee had been separately negotiated by Brown Advisory and Wellington and was consistent with fee arrangements for sub-advisory services in connection with other sub-advised mutual funds. Accordingly, on the basis of the Board’s review of the fees to be charged by Wellington for sub-investment advisory services to be provided to the New Fund, the Board concluded that the level of sub-investment advisory fees are

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appropriate in light of the management fees, overall expense ratios and investment performance of comparable investment companies, and that the sub-advisory fee had been separately negotiated at arms-length by independent third parties.
The extent to which economies of scale may be realized as the New Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the New Fund’s investment advisory fees will not decrease as the New Fund’s assets grow because they will not be subject to investment advisory fee breakpoints, the Trustees concluded that the New Fund’s investment advisory fees are appropriate in light of the projected size of the New Fund, and appropriately reflect the current economic environment for Brown Advisory and Wellington and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the New Fund has achieved economies of scale, and the appropriateness of the investment advisory fees and sub-investment advisory fees with respect to the New Fund, in the future at which time the implementation of fee breakpoints on the New Fund could be further considered.
Benefits to Wellington from its relationship with the New Fund (and any corresponding benefits to the New Fund). The Trustees concluded that other benefits that may be derived by Wellington from its relationship with the New Fund, including any potential “soft dollar” benefits in connection with the New Fund’s brokerage transactions and use of the New Fund’s performance track record in advertising materials, are reasonable and fair, and consistent with industry practice and the best interests of the New Fund and its shareholders.
Other Considerations. In approving the Sub-Investment Advisory Agreement, the Trustees determined that Wellington has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to provide sub-advisory services to the New Fund in a professional manner that is consistent with the best interests of the New Fund and its shareholders. The Board also considered matters with respect to the brokerage practices of Wellington, including its soft dollar arrangements and its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.
It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them with respect to the proposed contract and the presentation of the representatives of Brown Advisory and Wellington with respect to the proposed establishment and operation of the New Fund. In reaching their conclusion with respect to the approval of the Sub-Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by Wellington to its other investment advisory clients and they found that these services will benefit the New Fund and its shareholders. They also considered the nature of the allocation of the duties and responsibilities for the management and operation of the Fund between Brown Advisory and Wellington and they determined that the sub-advisory fee, as negotiated by Brown Advisory and Wellington, reasonably reflected the nature and extent of the services to be provided by Wellington with respect to the New Fund.

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Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Additional Information section of the financial statements filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. In connection with the original filing and within 90 days prior to the filing date on March 10, 2025, management carried out an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures and concluded they were effective. Subsequent to the original filing, a material error was identified in the registrant’s 2024 financial statements related to a non-U.S. deferred tax liability. The principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were not effective for the Brown Advisory Emerging Markets Select Fund due to a material weakness in the design of controls over the recognition of the non-U.S. deferred tax liability. The controls failed to adequately monitor when the amount of net unrealized appreciation on certain foreign securities would trigger the need to recognize a non-U.S. deferred tax liability.

The registrant has implemented enhancements to its disclosure controls and procedures to remediate the material weakness described above.

(b)	Other than the enhancements to controls noted above that were implemented subsequent to the original filing, there have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act) during the period covered by this report and subsequent to the date of their evaluation in connection with the preparation of this Form N-CSRS/A that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brown Advisory Funds

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Paul J. Chew
Paul J. Chew, Principal Executive Officer

Date	September 22, 2025

By (Signature and Title)*	/s/ Jason T. Meix
Jason T. Meix, Principal Financial Officer

Date	September 22, 2025

* Print the name and title of each signing officer under his or her signature.